UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07883

ICON Funds

(Exact name of registrant as specified in charter)

5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Address of principal executive offices) (Zip code)

Jessica A. Seidlitz 5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2013

Date of reporting period: March 31, 2013

Item 1. Reports to Stockholders.

2013 SEMIANNUAL REPORT

ICON DIVERSIFIED FUNDS

INVESTMENT UPDATE

(UNAUDITED)

ICON Bond Fund

ICON Equity Income Fund

ICON Fund

ICON Long/Short Fund

ICON Risk-Managed Balanced Fund (formerly, ICON Risk-Managed Equity Fund)

1-800-764-0442 | www.iconfunds.com

SAR-DIV-13 B95218

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442    •    www.iconfunds.com

ABOUT THIS REPORT (UNAUDITED)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2013, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

There are risks associated with selling short, including the risk that the ICON Long/Short Fund may have to cover its short position at a higher price than the short price, resulting in a loss. The ICON Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. Call options involve certain risks, such as limited gains and lack of liquidity in the underlying securities, and are not suitable for all investors.

Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. The ICON Bond Fund may invest up to 25% of its assets in

2	ABOUT THIS REPORT

high-yield bonds that are below investment grade. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ABOUT THIS REPORT	3

ICON BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (63.8%)
$220,000	ACE INA Holdings, Inc.(a)	8.88%	08/15/29	$323,068
152,000	Altria Group, Inc.	9.25%	08/06/19	211,870
450,000	Altria Group, Inc.	9.95%	11/10/38	743,149
1,440,000	American Express Bank FSB(b)	0.50%	06/12/17	1,428,116
1,000,000	American Express Co.	7.00%	03/19/18	1,248,692
900,000	American International Group, Inc.	4.25%	05/15/13	903,872
500,000	AmeriGas Finance LLC/AmeriGas Finance Corp.	7.00%	05/20/22	543,750
500,000	AT&T, Inc.	1.40%	12/01/17	496,526
900,000	AT&T, Inc.	5.80%	02/15/19	1,085,360
300,000	AutoNation, Inc.	5.50%	02/01/20	325,500
800,000	Avnet, Inc.	6.00%	09/01/15	870,083
355,000	B&G Foods, Inc.	7.63%	01/15/18	378,963
1,000,000	Ball Corp.	5.00%	03/15/22	1,040,000
950,000	Bank of America NA(b)	0.58%	06/15/17	913,544
300,000	Baxter International, Inc.	5.90%	09/01/16	348,910
950,000	Berkshire Hathaway Finance Corp.	4.25%	01/15/21	1,068,398
700,000	Berkshire Hathaway Finance Corp.	3.00%	05/15/22	713,504
500,000	Bottling Group LLC	5.50%	04/01/16	568,534
500,000	CA, Inc.	5.38%	12/01/19	565,874
500,000	Celgene Corp.	3.25%	08/15/22	505,679
450,000	Central Garden and Pet Co.	8.25%	03/01/18	463,500
500,000	CenturyLink, Inc., Series T	5.80%	03/15/22	506,250
550,000	CIT Group, Inc.	5.00%	08/15/22	587,283
450,000	Coca-Cola Co.	4.88%	03/15/19	530,384
500,000	Coca-Cola Co.	3.30%	09/01/21	541,657
450,000	Comcast Cable Holdings, LLC	9.46%	11/15/22	681,919
500,000	Commercial Metals Co.	7.35%	08/15/18	555,000
400,000	Constellation Brands, Inc.	7.25%	09/01/16	454,000
114,000	Cox Communications, Inc.(a)	7.63%	06/15/25	148,563
700,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	2.40%	03/15/17	717,964
500,000	DISH DBS Corp.	7.13%	02/01/16	555,625
900,000	Dollar General Corp.	4.13%	07/15/17	966,375
500,000	Ecolab, Inc.	4.35%	12/08/21	551,673
300,000	Endo Health Solutions, Inc.	7.00%	07/15/19	320,625

4	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$450,000	Entergy Corp.	3.63%	09/15/15	$470,190
500,000	ERP Operating L.P.	5.38%	08/01/16	566,417
500,000	Fiserv, Inc.	4.75%	06/15/21	542,005
400,000	Ford Motor Credit Co., LLC	8.00%	06/01/14	430,308
1,000,000	Gap, Inc.	5.95%	04/12/21	1,143,119
500,000	General Electric Capital Corp.	4.75%	09/15/14	529,117
1,000,000	General Electric Capital Corp.(b)	0.49%	05/11/16	987,386
500,000	Google, Inc.	3.63%	05/19/21	554,365
1,500,000	HCP, Inc.	6.30%	09/15/16	1,737,124
500,000	HCP, Inc.	6.70%	01/30/18	606,916
450,000	Hospira, Inc.	6.05%	03/30/17	512,073
500,000	International Lease Finance Corp.	4.88%	04/01/15	524,375
300,000	Jarden Corp.	7.50%	01/15/20	326,625
450,000	John Hancock Life Insurance Co.(a)(c)	7.38%	02/15/24	571,836
800,000	Johnson & Johnson	5.55%	08/15/17	956,841
1,200,000	Johnson & Johnson	2.95%	09/01/20	1,285,936
1,000,000	JPMorgan Chase Bank NA(b)	0.61%	06/13/16	984,070
900,000	Kellogg Co.	4.00%	12/15/20	1,002,069
500,000	Life Technologies Corp.	3.50%	01/15/16	521,854
500,000	Limited Brands, Inc.	5.63%	02/15/22	530,000
900,000	Lockheed Martin Corp.	4.25%	11/15/19	1,012,718
1,400,000	Lorillard Tobacco Co.(d)	6.88%	05/01/20	1,697,916
500,000	Masco Corp.	6.13%	10/03/16	558,352
500,000	Mead Johnson Nutrition Co.	4.90%	11/01/19	568,298
450,000	Medco Health Solutions, Inc.	2.75%	09/15/15	469,167
800,000	Merck & Co., Inc.	6.00%	09/15/17	969,584
900,000	Morgan Stanley(b)	0.78%	10/15/15	885,068
950,000	Morgan Stanley(e)	3.50%	10/15/20	976,037
500,000	National City Corp.	6.88%	05/15/19	619,021
900,000	Novartis Capital Corp.	4.40%	04/24/20	1,038,330
1,000,000	NVR, Inc.	3.95%	09/15/22	1,026,510
900,000	PepsiCo, Inc.	5.00%	06/01/18	1,058,554
500,000	PepsiCo, Inc.	3.13%	11/01/20	535,400
500,000	Simon Property Group L.P.	5.10%	06/15/15	546,833
350,000	Southern Copper Corp.	5.38%	04/16/20	397,404
1,000,000	Suntrust Banks, Inc.(b)	0.61%	04/01/15	989,154
500,000	Tennessee Gas Pipeline Co.	7.00%	10/15/28	678,666
600,000	Tesoro Corp.(d)	4.25%	10/01/17	627,000
300,000	Thermo Fisher Scientific, Inc.	3.20%	03/01/16	317,963
400,000	Toll Brothers Finance Corp.	6.75%	11/01/19	466,743
500,000	Torchmark Corp.	6.38%	06/15/16	562,408

SCHEDULE OF INVESTMENTS	5

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$450,000	TransDigm, Inc.	7.75%	12/15/18	$493,875
500,000	United Parcel Service, Inc.	5.13%	04/01/19	601,153
850,000	Valmont Industries, Inc.	6.63%	04/20/20	1,006,505
500,000	Ventas Realty L.P./Ventas Capital Corp.	4.75%	06/01/21	555,669
450,000	Vornado Realty L.P.	4.25%	04/01/15	475,631
500,000	Wachovia Corp.	5.25%	08/01/14	529,007
500,000	Wal-Mart Stores, Inc.	5.38%	04/05/17	588,374
450,000	Wal-Mart Stores, Inc.	4.13%	02/01/19	512,842
700,000	Wal-Mart Stores, Inc.	3.25%	10/25/20	757,073
500,000	Wal-Mart Stores, Inc.	4.25%	04/15/21	573,153
900,000	Wells Fargo Bank NA(b)	0.50%	05/16/16	885,288
450,000	Windstream Corp.	8.13%	08/01/13	459,000

Total Corporate Bonds (Cost $57,368,656)				60,085,532
U.S. Treasury Obligations (29.8%)
2,000,000	U.S. Treasury Bond	2.75%	11/15/42	1,853,750
1,500,000	U.S. Treasury Note	2.00%	02/15/22	1,542,071
2,500,000	U.S. Treasury Note	2.13%	08/15/21	2,612,500
2,500,000	U.S. Treasury Note	1.25%	01/31/19	2,541,602
2,000,000	U.S. Treasury Note	0.13%	12/31/14	1,996,562
2,000,000	U.S. Treasury Note	1.13%	12/31/19	1,992,812
2,000,000	U.S. Treasury Note	0.25%	01/31/15	2,000,468
1,000,000	U.S. Treasury Note	0.38%	02/15/16	1,000,625
2,000,000	U.S. Treasury Note	0.25%	02/28/15	2,000,156
2,000,000	U.S. Treasury Note	0.63%	08/31/17	1,997,968
2,000,000	U.S. Treasury Note	0.38%	03/15/16	2,001,250
2,000,000	U.S. Treasury Note	2.38%	07/31/17	2,149,218
2,000,000	U.S. Treasury Note	3.63%	02/15/20	2,323,750
2,000,000	U.S. Treasury Note	1.88%	08/31/17	2,107,500

Total U.S. Treasury Obligations (Cost $27,353,051)				28,120,232
Foreign Corporate Bonds (1.8%)
1,000,000	Gold Fields Orogen Holding BVI, Ltd.(a)(c)	4.88%	10/07/20	982,500
300,000	LyondellBasell Industries	5.00%	04/15/19	339,000
300,000	Telefonica Emisiones SAU	6.42%	06/20/16	332,721

Total Foreign Corporate Bonds (Cost $1,629,491)				1,654,221
Collateral for Securities on Loan (2.4%)
2,304,225	State Street Navigator Prime Portfolio, 0.22%			2,304,225

Total Collateral for Securities on Loan (Cost $2,304,225)				2,304,225

6	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Short-Term Investments (5.3%)
$5,003,645	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/13	$5,003,645

Total Short-Term Investments (Cost $5,003,645)		5,003,645
Total Investments 103.1% (Cost $93,659,068)		97,167,855
Liabilities Less Other Assets (3.1)%		(2,883,562)

Net Assets 100.0%		$94,284,293

The accompanying notes are an integral part of the financial statements.

(a)	These securities are considered to be illiquid. The aggregate value of these securities at March 31, 2013 was $2,025,967, which represent 2.1% of the Fund’s Net Assets.
(b)	Floating Rate Security. Rate disclosed is as of March 31, 2013.

(c)	Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale.
(d)	All or a portion of the security was on loan as of March 31, 2013.

(e)	Step Bond - the coupon is at a fixed rate and resets at a specific date and rate. The rate disclosed is as of March 31, 2013.

ICON Bond Fund

Credit Diversification

March 31, 2013 (unaudited)

Aaa	32.2%
Aa2	5.0%
Aa3	6.2%
A1	3.6%
A2	1.5%
A3	6.2%
Baa1	14.7%
Baa2	7.5%
Baa3	7.2%
Ba1	4.4%
Ba2	2.6%

Ba3	2.6%
B1	0.4%
B2	0.8%
B3	0.5%

95.4%

Percentages are based upon U.S. Treasury obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

SCHEDULE OF INVESTMENTS	7

ICON EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (85.6%)
4,300	American Electric Power Co., Inc.	$209,109
28,100	Annaly Capital Management, Inc., REIT(a)	446,509
800	Apple, Inc.	354,104
11,700	Avista Corp.	320,580
8,000	BCE, Inc.	373,520
12,400	CA, Inc.	312,108
3,400	Chevron Corp.	403,988
6,000	Computer Programs & Systems, Inc.	324,660
3,500	ConocoPhillips	210,350
9,300	Dow Chemical Co.	296,112
6,600	Dr. Pepper Snapple Group, Inc.	309,870
4,200	Energy Transfer Partners L.P.	212,898
7,700	Ensco PLC, Class A	462,000
4,300	EPR Properties, REIT	223,815
8,600	Garmin, Ltd.(a)	284,144
16,700	Gentex Corp.	334,167
14,200	Healthcare Services Group, Inc.	363,946
3,300	Illinois Tool Works, Inc.	201,102
6,700	Integrys Energy Group, Inc.	389,672
28,300	Interpublic Group of Cos., Inc.	368,749
5,900	Johnson & Johnson	481,027
10,800	JPMorgan Chase & Co.	512,568
4,900	Lorillard, Inc.	197,715
2,400	M&T Bank Corp.(a)	247,584
3,600	McGraw-Hill Cos., Inc.	187,488
6,500	Men’s Wearhouse, Inc.	217,230
4,600	Methanex Corp.	186,898
7,000	MTS Systems Corp.	407,050
16,400	Newell Rubbermaid, Inc.	428,040

Shares or Principal Amount		Value

5,000	Nordstrom, Inc.	$276,150
5,100	Norfolk Southern Corp.	393,108
4,300	Northern Trust Corp.	234,608
9,400	Nucor Corp.	433,810
3,600	Oceaneering International, Inc.	239,076
7,100	Omnicom Group, Inc.	418,190
4,700	Philip Morris International, Inc.	435,737
7,600	Principal Financial Group, Inc.	258,628
3,400	Rayonier, Inc., REIT(a)	202,878
15,500	Republic Services, Inc.	511,500
6,500	Reynolds American, Inc.	289,185
7,700	Seagate Technology PLC	281,512
6,600	South Jersey Industries, Inc.	366,894
7,000	Spectra Energy Corp.	215,250
5,200	Target Corp.	355,940
5,200	Teekay LNG Partners L.P.	215,436
4,200	Tiffany & Co.	292,068
9,000	Total System Services, Inc.	223,020
4,100	Tupperware Brands Corp.	335,134
7,900	UIL Holdings Corp.	312,761
4,700	United Technologies Corp.	439,121
2,200	V.F. Corp.	369,050
7,200	Valassis Communications, Inc.(a)	215,064
5,500	Valero Energy Corp.	250,195
5,500	Waddell & Reed Financial, Inc., Class A	240,790
12,800	Wells Fargo & Co.	473,472
13,300	Westar Energy, Inc.	441,294

8	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

7,900	Williams Cos., Inc.	$295,934
9,100	Xcel Energy, Inc.	270,270

Total Common Stocks (Cost $16,705,752)		18,553,078

Shares or Principal Amount		Value

Preferred Stock (1.7%)
14,100	Discover Financial Services, Series B(a)	$364,344

Total Preferred Stocks (Cost $364,908)		364,344

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (8.8%)
$300,000	Altria Group, Inc.	9.95%	11/10/38	$495,433
350,000	Commercial Metals Co.	7.35%	08/15/18	388,500
300,000	Gap, Inc.	5.95%	04/12/21	342,935
350,000	Limited Brands, Inc.	5.63%	02/15/22	371,000
300,000	Tesoro Corp.(a)	4.25%	10/01/17	313,500

Total Corporate Bonds (Cost $1,889,978)				1,911,368

Underlying Security/ Expiration Date/ Exercise Price	Contracts*	Value
Call Options Purchased (0.3%)
Commercial Metals Co., June 2013, $15.00	200	$24,500
Discover Financial Services, January 2014, $45.00	78	30,420
Tractor Supply Co., January 2014, $115.00	29	14,935

Total Call Options Purchased (Cost $48,906)		69,855

Shares or Principal Amount		Value
Collateral for Securities on Loan (8.6%)
1,857,529	State Street Navigator Prime Portfolio, 0.22%	$1,857,529

Total Collateral for Securities on Loan (Cost $1,857,529)		1,857,529
Short-Term Investments (3.0%)
$647,377	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/13	647,377

Total Short-Term Investments (Cost $647,377)		647,377
Total Investments 108.0% (Cost $21,514,450)		23,403,551
Liabilities Less Other Assets (8.0)%		(1,731,206)

Net Assets 100.0%		$21,672,345

The accompanying notes are an integral part of the financial statements.

*	All options have 100 shares per contract.

(a)	All or a portion of the security was on loan as of March 31, 2013.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS	9

ICON Equity Income Fund

Sector Composition

March 31, 2013 (unaudited)

Consumer Discretionary	18.8%
Financial	14.8%
Utilities	12.4%
Energy	11.6%
Industrials	8.8%
Information Technology	7.3%
Consumer Staples	5.7%
Materials	4.2%
Health Care	3.7%

87.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Equity Income Fund

Industry Composition

March 31, 2013 (unaudited)

Multi-Utilities	4.5%
Electric Utilities	4.5%
Oil & Gas Storage & Transportation	4.3%
Tobacco	4.3%
Advertising	3.6%
Housewares & Specialties	3.5%
Integrated Oil & Gas	2.8%
Environmental & Facilities Services	2.4%
Other Diversified Financial Services	2.4%
Asset Management & Custody Banks	2.2%
Diversified Banks	2.2%
Pharmaceuticals	2.2%
Mortgage REIT’s	2.1%
Oil & Gas Drilling	2.1%
Aerospace & Defense	2.0%
Specialized REIT’s	2.0%
Steel	2.0%
Electronic Equipment & Instruments	1.9%
Publishing	1.9%
Railroads	1.8%
Apparel, Accessories & Luxury Goods	1.7%
Consumer Finance	1.7%

Diversified Support Services	1.7%
Gas Utilities	1.7%
Integrated Telecommunication Services	1.7%
Auto Parts & Equipment	1.6%
Computer Hardware	1.6%
General Merchandise Stores	1.6%
Health Care Technology	1.5%
Diversified Chemicals	1.4%
Soft Drinks	1.4%
Systems Software	1.4%
Computer Storage & Peripherals	1.3%
Consumer Electronics	1.3%
Department Stores	1.3%
Specialty Stores	1.3%
Life & Health Insurance	1.2%
Oil & Gas Refining & Marketing	1.2%
Oil & Gas Equipment & Services	1.1%
Regional Banks	1.1%
Apparel Retail	1.0%
Data Processing & Outsourced Services	1.0%
Other Industries (each less than 1%)	1.8%

87.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

10	SCHEDULE OF INVESTMENTS

ICON FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (100.2%)
11,700	Accenture PLC, Class A	$888,849
5,000	Apple, Inc.	2,213,150
15,800	Cash America International, Inc.	829,026
17,300	Caterpillar, Inc.	1,504,581
46,600	CSX Corp.	1,147,758
10,100	Dover Corp.	736,088
19,600	Dril-Quip, Inc.†	1,708,532
11,500	Eaton Corp.	704,375
14,800	EMC Corp.†	353,572
11,600	F5 Networks, Inc.†	1,033,328
9,600	FedEx Corp.	942,720
33,700	FMC Technologies, Inc.†	1,832,943
22,500	Hibbett Sports, Inc.†	1,266,075
9,100	International Business Machines Corp.	1,941,030
32,600	JPMorgan Chase & Co.	1,547,196
15,700	Lululemon Athletica, Inc.†(a)	978,895
29,600	Nike, Inc., Class B	1,746,696
26,400	Oceaneering International, Inc.	1,753,224
6,000	Panera Bread Co., Class A†	991,440

Shares or Principal Amount		Value

22,700	Questcor Pharmaceuticals, Inc.(a)	$738,658
8,300	Time Warner Cable, Inc.	797,298
31,700	TJX Cos., Inc.	1,481,975
13,400	Tractor Supply Co.	1,395,342
14,500	Union Pacific Corp.	2,064,945
14,800	Valero Energy Corp.	673,252
30,200	Viacom, Inc., Class B	1,859,414
27,700	Walt Disney Co.	1,573,360
29,400	Wells Fargo & Co.	1,087,506
15,900	Wolverine World Wide, Inc.	705,483

Total Common Stocks (Cost $25,672,525)		36,496,711
Collateral for Securities on Loan (4.1%)
1,509,075	State Street Navigator Prime Portfolio, 0.22%	1,509,075

Total Collateral for Securities on Loan (Cost $1,509,075)		1,509,075
Total Investments 104.3% (Cost $27,181,600)		38,005,786
Liabilities Less Other Assets (4.3)%		(1,565,409)

Net Assets 100.0%		$36,440,377

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2013.

SCHEDULE OF INVESTMENTS	11

ICON Fund

Sector Composition

March 31, 2013 (unaudited)

Consumer Discretionary	35.1%
Industrials	19.5%
Information Technology	17.6%
Energy	16.4%
Financial	9.6%
Health Care	2.0%

100.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Fund

Industry Composition

March 31, 2013 (unaudited)

Oil & Gas Equipment & Services	14.5%
Movies & Entertainment	9.4%
Railroads	8.8%
IT Consulting & Other Services	7.8%
Specialty Stores	7.3%
Footwear	6.7%
Computer Hardware	6.1%
Other Diversified Financial Services	4.3%
Apparel Retail	4.1%
Construction & Farm Machinery & Heavy Trucks	4.1%
Diversified Banks	3.0%
Communications Equipment	2.8%
Apparel, Accessories & Luxury Goods	2.7%

Restaurants	2.7%
Air Freight & Logistics	2.6%
Consumer Finance	2.3%
Cable & Satellite	2.2%
Industrial Machinery	2.0%
Pharmaceuticals	2.0%
Electrical Components & Equipment	1.9%
Oil & Gas Refining & Marketing	1.9%
Computer Storage & Peripherals	1.0%

100.2%

Percentages are based upon common stocks as a percentage of net assets.

12	SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (102.4%)
9,500	Accenture PLC, Class A	$721,715
1,900	Apple, Inc.(x)	840,997
11,300	Bed Bath & Beyond, Inc.†	727,946
24,100	Bio-Reference Labs, Inc.†(a)	626,118
4,900	Caterpillar, Inc.(x)	426,153
11,100	Cognizant Technology Solutions Corp., Class A†(x)	850,371
22,000	CSX Corp.	541,860
6,300	Danaher Corp.	391,545
5,200	Dover Corp.	378,976
5,600	Dril-Quip, Inc.†	488,152
8,400	F5 Networks, Inc.†	748,272
4,600	FedEx Corp.	451,720
12,100	FMC Technologies, Inc.†	658,119
13,400	Hibbett Sports, Inc.†	754,018
3,200	International Business Machines Corp.(x)	682,560
14,400	Jarden Corp.†	617,040
11,600	JPMorgan Chase & Co.	550,536
800	Mastercard, Inc., Class A	432,904
23,200	Nike, Inc., Class B	1,369,032
7,700	Norfolk Southern Corp.	593,516
9,400	Oceaneering International, Inc.	624,254

Shares or Principal Amount		Value

4,300	Panera Bread Co., Class A†	$710,532
5,600	Questcor Pharmaceuticals, Inc.(a)	182,224
15,100	ResMed, Inc.(a)	700,036
2,800	Target Corp.	191,660
6,100	Time Warner Cable, Inc.	585,966
16,600	TJX Cos., Inc.(x)	776,050
7,700	Tractor Supply Co.	801,801
2,400	V.F. Corp.	402,600
14,900	Valero Energy Corp.	677,801
6,000	Walt Disney Co.(x)	340,800
15,000	Wells Fargo & Co.	554,850

Total Common Stocks (Cost $16,221,417)		19,400,124
Collateral for Securities on Loan (7.8%)
1,469,253	State Street Navigator Prime Portfolio, 0.22%	1,469,253

Total Collateral for Securities on Loan (Cost $1,469,253)		1,469,253
Total Investments 110.2% (Cost $17,690,670)		20,869,377
Liabilities Less Other Assets (10.2)%		(1,925,374)

Net Assets 100.0%		$18,944,003

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(x)	All or a portion of the security is pledged as collateral for securities sold short.

(a)	All or a portion of the security was on loan as of March 31, 2013.

SCHEDULE OF INVESTMENTS	13

ICON LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

MARCH 31, 2013 (UNAUDITED)

Shares	Short Security	Value
2,000	SL Green Realty Corp., REIT	$172,220
3,300	Texas Industries, Inc.†	208,263

Total Securities Sold Short (Proceeds $234,016)		$380,483

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

REIT Real Estate Investment Trust

14	SCHEDULE OF INVESTMENTS

ICON Long/Short Fund

Sector Composition

March 31, 2013 (unaudited)

Consumer Discretionary	38.4%
Information Technology	22.5%
Industrials	14.7%
Energy	13.0%
Health Care	8.0%
Financial	5.8%

102.4%

Percentages are based upon common, preferred and convertible preferred stocks as a percentage of net assets.

ICON Long/Short Fund

Industry Composition

March 31, 2013 (unaudited)

IT Consulting & Other Services	11.9%
Oil & Gas Equipment & Services	9.3%
Specialty Stores	8.2%
Footwear	7.2%
Railroads	6.0%
Computer Hardware	4.4%
Apparel Retail	4.1%
Communications Equipment	4.0%
Homefurnishing Retail	3.8%
Restaurants	3.8%
Health Care Equipment	3.7%
Oil & Gas Refining & Marketing	3.6%
Health Care Services	3.3%
Housewares & Specialties	3.3%
Cable & Satellite	3.1%
Diversified Banks	2.9%

Other Diversified Financial Services	2.9%
Air Freight & Logistics	2.4%
Data Processing & Outsourced Services	2.3%
Construction & Farm Machinery & Heavy Trucks	2.2%
Apparel, Accessories & Luxury Goods	2.1%
Industrial Conglomerates	2.1%
Industrial Machinery	2.0%
Movies & Entertainment	1.8%
General Merchandise Stores	1.0%
Pharmaceuticals	1.0%

102.4%

Percentages are based upon long positions as a percentage of net assets.

SCHEDULE OF INVESTMENTS	15

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF INVESTMENTS

(FORMERLY ICON RISK-MANAGED EQUITY FUND)

MARCH 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (81.6%)
3,000	3M Co.	$318,930
4,200	Abbott Laboratories	148,344
5,300	Accenture PLC, Class A	402,641
1,000	Apple, Inc.(x)	442,630
1,000	Atwood Oceanics, Inc.†	52,540
4,800	BB&T Corp.(x)	150,672
900	Chevron Corp.	106,938
4,000	Coca-Cola Co.	161,760
5,300	Computer Programs & Systems, Inc.	286,783
1,700	ConocoPhillips(x)	102,170
4,300	CSX Corp.	105,909
1,100	Dover Corp.	80,168
1,600	Dril-Quip, Inc.†	139,472
1,200	E.I. du Pont de Nemours & Co.(x)	58,992
6,200	Emerson Electric Co.	346,394
3,300	Energy Transfer Partners L.P.	167,277
2,300	FMC Corp.	131,169
4,100	GameStop Corp., Class A(a)	114,677
1,300	Genuine Parts Co.	101,400
6,900	Hawaiian Electric Industries, Inc.	191,199
5,900	Intel Corp.	128,915
1,300	International Business Machines Corp.(x)	277,290
6,100	Johnson & Johnson	497,333
10,200	JPMorgan Chase & Co.(x)	484,092
2,600	LyondellBasell Industries, Class A	164,554
1,100	M&T Bank Corp.(a)	113,476
900	MDC Holdings, Inc.	32,985
1,400	National Oilwell Varco, Inc.	99,050

Shares or Principal Amount		Value

5,500	Newell Rubbermaid, Inc.	$143,550
2,400	Nike, Inc., Class B(x)	141,624
3,600	Noble Corp.	137,340
3,700	Nucor Corp.	170,755
3,500	Oceaneering International, Inc.	232,435
1,300	Oil States International, Inc.†	106,041
900	Parker Hannifin Corp.	82,422
30,000	PDL BioPharma, Inc.(a)	219,300
1,400	Philip Morris International, Inc.	129,794
1,700	PulteGroup, Inc.†	34,408
4,800	Reynolds American, Inc.	213,552
900	Ryland Group, Inc.(x)	37,458
2,200	SCANA Corp.	112,552
3,700	Southern Co.	173,604
2,100	Target Corp.(x)	143,745
6,400	TJX Cos., Inc.(x)	299,200
1,000	Toll Brothers, Inc.†	34,240
5,400	U.S. Bancorp(x)	183,222
1,800	Union Pacific Corp.(x)	256,338
2,100	United Technologies Corp.(x)	196,203
9,000	Valero Energy Corp.	409,410
7,400	Walt Disney Co.(x)	420,320
12,900	Wells Fargo & Co.(x)	477,171
7,600	Westar Energy, Inc.	252,168
4,500	Xcel Energy, Inc.	133,650

Total Common Stocks (Cost $8,027,998)		10,148,262

16	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (14.4%)
$100,000	Altria Group, Inc.	9.25%	08/06/19	$139,388
200,000	Berkshire Hathaway, Inc.	3.40%	01/31/22	210,778
200,000	Coca-Cola Co.	3.30%	09/01/21	216,663
200,000	Ecolab, Inc.	4.35%	12/08/21	220,669
200,000	Gap, Inc.	5.95%	04/12/21	228,624
200,000	Johnson & Johnson	5.55%	08/15/17	239,210
100,000	Lockheed Martin Corp.	2.13%	09/15/16	103,861
200,000	Thermo Fisher Scientific, Inc.	3.20%	03/01/16	211,976
200,000	Wal-Mart Stores, Inc.	3.25%	10/25/20	216,307

Total Corporate Bonds (Cost $1,796,199)				1,787,476
U.S. Treasury Obligations (4.0%)
100,000	U.S. Treasury Note	1.25%	01/31/19	101,664
200,000	U.S. Treasury Note	0.63%	08/31/17	199,797
$200,000	U.S. Treasury Note	1.13%	12/31/19	199,281

Total U.S. Treasury Obligations (Cost $499,088)				500,742

Underlying Security/ Expiration Date/ Exercise Price	Contracts*	Value
Put Options Purchased (0.1%)
S+P 500 Index, April 2013, $1,450.00	10	$1,350
S+P 500 Index, April 2013, $1,500.00	30	9,750

Total Put Options Purchased (Cost $52,335)		11,100

Shares or Principal Amount		Value
Collateral for Securities on Loan (3.5%)
428,901	State Street Navigator Prime Portfolio, 0.22%	$428,901

Total Collateral for Securities on Loan (Cost $428,901)		428,901
Short-Term Investments (0.2%)
$23,259	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/13	23,259

Total Short-Term Investments (Cost $23,259)		23,259
Total Investments 103.8% (Cost $10,827,780)		12,899,740
Liabilities Less Other Assets (3.8)%		(472,460)

Net Assets 100.0%		$12,427,280

The	accompanying notes are an integral part of the financial statements.

*	All options have 100 shares per contract.

†	Non-income producing security.

(x)	All or a portion of the security is pledged as collateral for call options written.

(a)	All or a portion of the security was on loan as of March 31, 2013.

SCHEDULE OF INVESTMENTS	17

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF WRITTEN CALL OPTIONS

(FORMERLY ICON RISK-MANAGED EQUITY FUND)

MARCH 31, 2013 (UNAUDITED)

Underlying Security/ Expiration Date/ Exercise Price	Contracts*	Value
S+P 500 Index, April 2013, $1,570.00	25	$36,750

Total Options Written (Premiums received $29,466)		$36,750

The accompanying notes are an integral part of the financial statements.

*	All options have 100 shares per contract.

18	SCHEDULE OF INVESTMENTS

ICON Risk-Managed Balanced Fund

Sector Composition

March 31, 2013 (unaudited)

Energy	12.5%
Consumer Discretionary	12.2%
Financial	11.3%
Industrials	11.1%
Information Technology	10.0%
Health Care	9.3%
Utilities	5.4%
Materials	4.3%
Consumer Staples	4.0%
Telecommunication & Utilities	1.5%

81.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Industry Composition

March 31, 2013 (unaudited)

IT Consulting & Other Services	5.5%
Diversified Banks	5.3%
Pharmaceuticals	5.2%
Electric Utilities	5.0%
Oil & Gas Equipment & Services	4.6%
Other Diversified Financial Services	3.9%
Computer Hardware	3.6%
Movies & Entertainment	3.4%
Oil & Gas Refining & Marketing	3.3%
Railroads	2.9%
Electrical Components & Equipment	2.8%
Tobacco	2.8%
Industrial Conglomerates	2.6%
Apparel Retail	2.4%
Health Care Technology	2.3%
Regional Banks	2.1%
Multi-Utilities	2.0%
Biotechnology	1.8%
Integrated Oil & Gas	1.7%

Aerospace & Defense	1.6%
Diversified Chemicals	1.5%
Oil & Gas Drilling	1.5%
Steel	1.4%
Oil & Gas Storage & Transportation	1.3%
Commodity Chemicals	1.3%
Industrial Machinery	1.3%
Soft Drinks	1.3%
General Merchandise Stores	1.2%
Housewares & Specialties	1.1%
Footwear	1.1%
Homebuilding	1.1%
Semiconductors	1.0%
Other Industries (each less than 1%)	1.7%

81.6%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	19

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2013 (UNAUDITED)

	ICON Bond Fund	ICON Equity Income Fund	ICON Fund	ICON Long/Short Fund	ICON Risk-Managed Balanced Fund
Assets
Investments, at cost	$93,659,068	$21,514,450	$27,181,600	$17,690,670	$10,827,780

Investments, at value†	97,167,855	23,403,551	38,005,786	20,869,377	12,899,740
Deposits for Short Sales	-	-	-	388,093	-
Cash	-	14,254	-	-	952
Receivables:
Fund shares sold	266,049	72,484	3,563	21,810	20,806
Interest	746,824	32,391	-	-	17,177
Dividends	-	74,371	27,778	5,674	19,698
Expense reimbursements due from Adviser	36,538	13,388	10,224	15,721	17,158
Foreign tax reclaims	-	11,646	476	-	-
Other assets	17,187	16,643	26,021	16,321	16,519

Total Assets	98,234,453	23,638,728	38,073,848	21,316,996	12,992,050

Liabilities
Options written, at value (premiums received $29,466)	-	-	-	-	36,750
Securities sold short, at value (proceeds of $234,016)	-	-	-	380,483	-
Payables:
Due to custodian bank	-	-	5,357	186,150	-
Due to prime broker	-	-	-	93,524	46,049
Investments purchased	1,441,005	-	-	-	-
Payable for collateral received on securities loaned	2,304,225	1,857,529	1,509,075	1,469,253	428,901
Fund shares redeemed	97,824	16,964	32,072	190,370	6,313
Dividends from short positions	-	-	-	660	-
Distributions due to shareholders	7,742	35,702	-	-	3,406
Advisory fees	44,716	13,533	24,415	14,321	8,063
Accrued distribution fees	4,451	7,049	17,954	7,118	2,598
Fund accounting fees	5,412	1,345	2,799	1,249	795
Transfer agent fees	16,894	10,427	15,889	7,984	8,361
Administration fees	3,726	902	1,628	842	538
Trustee fees	2,535	678	1,519	574	383
Accrued expenses	21,630	22,254	22,763	20,465	22,613

Total Liabilities	3,950,160	1,966,383	1,633,471	2,372,993	564,770

Net Assets - all share classes	$94,284,293	$21,672,345	$36,440,377	$18,944,003	$12,427,280

Net Assets - Class S	$81,614,409	$4,127,033	$6,469,465	$3,507,222	$6,417,754

Net Assets - Class C	$3,653,802	$5,414,041	$18,222,430	$5,704,870	$2,102,379

Net Assets - Class A	$9,016,082	$12,131,271	$11,748,482	$9,731,911	$3,907,147

20	FINANCIAL STATEMENTS

	ICON Bond Fund	ICON Equity Income Fund	ICON Fund	ICON Long/Short Fund	ICON Risk-Managed Balanced Fund
Net Assets Consist of
Paid-in capital	$90,064,244	$45,846,931	$60,116,695	$76,808,642	$28,891,958
Accumulated undistributed net investment income/(loss)	(152)	13,088	51,393	(76,897)	1,416
Accumulated undistributed net realized gain/(loss)	711,414	(26,076,818)	(34,551,897)	(60,819,982)	(18,530,770)
Unrealized appreciation/(depreciation)	3,508,787	1,889,144	10,824,186	3,032,240	2,064,676

Net Assets	$94,284,293	$21,672,345	$36,440,377	$18,944,003	$12,427,280

Shares outstanding (unlimited shares authorized, no par value)
Class S	8,045,346	310,924	523,386	221,902	496,252
Class C	358,788	405,661	1,601,936	390,866	175,538
Class A	888,363	918,607	992,203	627,397	308,443
Net asset value (offering and redemption price per share)
Class S	$10.14	$13.27	$12.36	$15.81	$12.93
Class C	$10.18	$13.35	$11.38	$14.60	$11.98
Class A	$10.15	$13.21	$11.84	$15.51	$12.67
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$10.66	$14.02	$12.56	$16.46	$13.44

† Includes securities on loan of	$2,208,670	$1,820,816	$1,468,975	$1,432,959	$425,080

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	21

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2013 (UNAUDITED)

	ICON Bond Fund	ICON Equity Income Fund	ICON Fund	ICON Long/Short Fund	ICON Risk- Managed Balanced Fund
Investment Income
Interest	$1,416,502	$30,995	$2	$5	$11,152
Dividends	-	558,234	417,400	168,792	178,214
Income from securities lending, net	12,854	7,609	26,528	11,111	3,010
Foreign taxes withheld	-	(1,915)	(37)	-	-

Total Investment Income	1,429,356	594,923	443,893	179,908	192,376

Expenses
Advisory fees	259,845	80,517	172,516	98,638	47,109
Distribution fees:
Class C	15,556	25,812	89,226	28,809	10,521
Class A	9,955	14,125	14,669	17,370	4,838
Fund accounting fees	13,377	3,346	7,414	3,298	2,116
Transfer agent fees	43,196	26,004	47,052	25,050	19,441
Administration fees	21,654	5,368	11,501	5,802	3,141
Custody fees	1,895	1,818	1,181	1,057	1,832
Registration fees:
Class S	1,665	623	1,824	581	665
Class C	2,154	2,217	2,559	2,262	2,323
Class A	901	3,939	3,769	4,045	3,928
Insurance expense	7,542	2,289	5,124	1,263	1,377
Trustee fees and expenses	4,796	1,188	2,697	1,302	665
Audit and tax service expense	14,449	15,736	15,035	17,550	17,551
Interest expense	-	481	4,255	2,099	2,327
Recoupment of previously reimbursed expenses	-	-	4,875	-	-
Dividends on short positions	-	-	-	1,320	-
Prime broker expense	-	-	-	2,571	-
Other expenses	27,305	14,457	21,625	13,223	12,272

Total expenses before expense reimbursement	424,290	197,920	405,322	226,240	130,106
Expense reimbursement by Adviser due to expense limitation agreement	(73,972)	(28,674)	(12,822)	(24,099)	(37,042)

Net Expenses	350,318	169,246	392,500	202,141	93,064

Net Investment Income/(Loss)	1,079,038	425,677	51,393	(22,233)	99,312

Net Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	1,181,149	1,783,004	6,434,706	2,110,167	1,152,726
Foreign currency	-	(28)	-	-	-
Written options	-	-	-	-	3,933
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(1,677,582)	13,334	(2,673,416)	(224,257)	(545,715)
Written options	-	-	-	-	(13,410)
Securities sold short	-	-	-	(86,198)	-

Net realized and unrealized gain/(loss)	(496,433)	1,796,310	3,761,290	1,799,712	597,534

Net Increase/(Decrease) in Net Assets Resulting From Operations	$582,605	$2,221,987	$3,812,683	$1,777,479	$696,846

The accompanying notes are an integral part of the financial statements.

22	FINANCIAL STATEMENTS

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STATEMENTS OF CHANGES IN NET ASSETS

	ICON Bond Fund		ICON Equity Income Fund
	Period Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Period Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012
Operations
Net investment income/(loss)	$1,079,038	$3,634,345	$425,677	$927,636
Net realized gain/(loss)	1,181,149	2,289,761	1,782,976	755,568
Change in net unrealized appreciation/(depreciation)	(1,677,582)	3,238,077	13,334	5,113,358

Net increase/(decrease) in net assets resulting from operations	582,605	9,162,183	2,221,987	6,796,562

Dividends and Distributions to Shareholders
Net investment income
Class I*	-	(1,197,245)	-	(241,898)
Class S**	(956,744)	(1,925,269)	(94,328)	(260,178)
Class C	(31,214)	(116,098)	(84,065)	(105,929)
Class A	(91,232)	(395,563)	(233,544)	(298,293)
Net realized gains
Class I*	-	(1,600,813)	-	-
Class S**	(2,116,924)	(15,117)	-	-
Class C	(105,020)	(65,783)	-	-
Class A	(208,330)	(4,480)	-	-

Net decrease from dividends and distributions	(3,509,464)	(5,320,368)	(411,937)	(906,298)

Fund Share Transactions
Shares sold
Class I*	-	10,974,194	-	987,981
Class S**	14,976,736	95,206,207	1,603,390	20,843,039
Class C	464,003	836,656	448,493	1,306,627
Class A***	3,032,783	29,040,913	1,715,906	12,715,353
Reinvested dividends and distributions
Class I*	-	2,526,419	-	231,892
Class S**	3,010,146	1,875,329	81,025	247,017
Class C	119,761	165,354	51,360	74,224
Class A	252,146	358,295	186,084	235,826
Shares repurchased
Class I*	-	(104,334,901)	-	(30,536,686)
Class S**	(15,213,989)	(20,171,872)	(5,051,399)	(14,805,923)
Class C	(572,631)	(1,259,657)	(682,097)	(923,118)
Class A***	(1,525,980)	(22,958,360)	(1,517,136)	(5,901,423)

Net increase/(decrease) from fund share transactions	4,542,975	(7,741,423)	(3,164,374)	(15,525,191)

Total net increase/(decrease) in net assets	1,616,116	(3,899,608)	(1,354,324)	(9,634,927)
Net Assets
Beginning of period	92,668,177	96,567,785	23,026,669	32,661,596

End of period	$94,284,293	$92,668,177	$21,672,345	$23,026,669

24	FINANCIAL STATEMENTS

ICON Fund		ICON Long/Short Fund		ICON Risk-Managed Balanced Fund
Period Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Period Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Period Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012

$51,393	$169,793	$(22,233)	$(63,788)	$99,312	$160,320
6,434,706	2,561,945	2,110,167	(277,745)	1,156,659	630,812
(2,673,416)	14,244,971	(310,455)	3,722,984	(559,125)	1,630,022

3,812,683	16,976,709	1,777,479	3,381,451	696,846	2,421,154

-	(161,444)	-	-	-	(41,651)
(125,155)	-	-	-	(60,864)	(68,173)
-	-	-	-	(9,544)	(7,633)
(44,656)	-	-	-	(30,275)	(42,911)

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

(169,811)	(161,444)	-	-	(100,683)	(160,368)

-	847,758	-	615,566	-	960,926
724,956	40,695,868	673,341	6,330,779	806,766	12,234,963
648,774	664,869	61,220	578,713	108,144	380,549
371,427	19,633,373	1,360,196	18,944,856	415,828	8,459,342

-	155,712	-	-	-	36,883
120,377	-	-	-	58,091	63,891
-	-	-	-	8,694	7,272
44,027	-	-	-	24,359	34,051

-	(56,622,985)	-	(9,274,530)	-	(18,292,414)
(18,408,592)	(20,097,004)	(935,855)	(2,970,746)	(1,457,087)	(5,996,598)
(2,366,619)	(4,806,640)	(800,978)	(1,381,252)	(356,154)	(513,378)
(2,067,843)	(9,909,449)	(8,353,390)	(5,286,978)	(756,728)	(6,794,830)

(20,933,493)	(29,438,498)	(7,995,466)	7,556,408	(1,148,087)	(9,419,343)

(17,290,621)	(12,623,233)	(6,217,987)	10,937,859	(551,924)	(7,158,557)

53,730,998	66,354,231	25,161,990	14,224,131	12,979,204	20,137,761

$36,440,377	$53,730,998	$18,944,003	$25,161,990	$12,427,280	$12,979,204

FINANCIAL STATEMENTS	25

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Bond Fund		ICON Equity Income Fund
	Period Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Period Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012
Transactions in Fund Shares
Shares sold
Class I*	-	1,086,363	-	89,438
Class S**	1,471,133	9,427,267	128,749	1,787,991
Class C	45,080	81,024	36,059	112,921
Class A***	297,188	2,888,672	139,534	1,092,400
Reinvested dividends and distributions
Class I*	-	252,285	-	20,872
Class S**	294,333	181,099	6,491	20,738
Class C	11,672	16,263	4,080	6,330
Class A	24,653	34,790	14,894	20,034
Shares repurchased
Class I*	-	(10,382,660)	-	(2,620,173)
Class S**	(1,463,907)	(1,951,771)	(409,127)	(1,237,820)
Class C	(55,496)	(122,077)	(54,672)	(80,150)
Class A***	(148,292)	(2,233,329)	(123,327)	(507,849)

Net increase/(decrease)	476,364	(722,074)	(257,319)	(1,295,268)

Shares outstanding, beginning of period	8,816,133	9,538,207	1,892,511	3,187,779

Shares outstanding, end of period	9,292,497	8,816,133	1,635,192	1,892,511

Accumulated undistributed net investment income/(loss)	$(152)	$-	$13,088	$(652)

*	Class I shares merged into Class A on January 23, 2012. The information presented is that before the merger.

**	Class S shares were formerly named Class Z shares prior to January 23, 2012.

***	Class I shares merged into Class A on January 23, 2012. The information presented includes the merger activity.

The accompanying notes are an integral part of the financial statements.

26	FINANCIAL STATEMENTS

ICON Fund		ICON Long/Short Fund		ICON Risk-Managed Balanced Fund
Period Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Period Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Period Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012

-	85,117	-	49,085	-	86,186
62,234	3,846,616	45,852	447,166	64,898	1,038,013
61,132	67,437	4,494	43,992	9,565	34,974
33,481	1,943,986	91,977	1,368,234	34,102	732,607
-	16,136	-	-	-	3,305

10,835	-	-	-	4,687	5,298
-	-	-	-	762	659
4,134	-	-	-	2,005	2,907

-	(5,367,692)	-	(693,486)	-	(1,585,532)
(1,572,834)	(1,838,509)	(62,328)	(212,423)	(116,462)	(505,652)
(222,514)	(492,305)	(57,867)	(109,071)	(31,307)	(47,179)
(188,196)	(948,363)	(560,696)	(378,149)	(62,909)	(586,238)

(1,811,728)	(2,687,577)	(538,568)	515,348	(94,659)	(820,652)

4,929,253	7,616,830	1,778,733	1,263,385	1,074,892	1,895,544

3,117,525	4,929,253	1,240,165	1,778,733	980,233	1,074,892

$51,393	$169,811	$(76,897)	$(54,664)	$1,416	$2,787

FINANCIAL STATEMENTS	27

FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Bond Fund
Class S**
Period ended March 31, 2013†	$10.51	$0.13	$(0.07)	$0.06	$(0.13)	$(0.30)
Year ended September 30, 2012	10.11	0.38	0.59	0.97	(0.40)	(0.17)
Year ended September 30, 2011	10.79	0.47	(0.46)	0.01	(0.47)	(0.22)
Year ended September 30, 2010	10.26	0.48	0.57	1.05	(0.48)	(0.04)
Year ended September 30, 2009	9.42	0.45	0.81	1.26	(0.42)	-
Year ended September 30, 2008	10.02	0.44	(0.57)	(0.13)	(0.47)	-
Class C
Period ended March 31, 2013†	10.55	0.09	(0.07)	0.02	(0.09)	(0.30)
Year ended September 30, 2012	10.15	0.31	0.57	0.88	(0.31)	(0.17)
Year ended September 30, 2011	10.83	0.39	(0.46)	(0.07)	(0.39)	(0.22)
Year ended September 30, 2010	10.30	0.39	0.57	0.96	(0.39)	(0.04)
Year ended September 30, 2009	9.46	0.34	0.84	1.18	(0.34)	-
Year ended September 30, 2008	10.05	0.35	(0.55)	(0.20)	(0.39)	-
Class A***
Period ended March 31, 2013†	10.51	0.12	(0.06)	0.06	(0.12)	(0.30)
Year ended September 30, 2012	10.11	0.36	0.58	0.94	(0.37)	(0.17)
Year ended September 30, 2011	10.81	0.46	(0.46)	-	(0.48)	(0.22)

28	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits(c)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$(0.43)	$10.14	0.60%	$81,614	0.89%	0.75%	2.42%	2.56%	27.42%
(0.57)	10.51	9.93%	81,381	0.88%	0.75%	3.46%	3.59%	51.28%
(0.69)	10.11	0.15%	881	1.18%	0.75%	4.08%	4.51%	32.13%
(0.52)	10.79	10.45%	1,049	1.39%	0.75%	3.95%	4.59%	63.47%
(0.42)	10.26	13.79%	1,087	1.91%	0.75%	3.34%	4.50%	73.71%
(0.47)	9.42	(1.43)%	8	186.00%	0.75%	(180.79)%	4.46%	73.47%

(0.39)	10.18	0.18%	3,654	2.09%	1.60%	1.22%	1.71%	27.42%
(0.48)	10.55	8.98%	3,772	2.28%	1.60%	2.35%	3.03%	51.28%
(0.61)	10.15	(0.68)%	3,879	2.16%	1.60%	3.11%	3.67%	32.13%
(0.43)	10.83	9.52%	4,544	2.46%	1.60%	2.88%	3.74%	63.47%
(0.34)	10.30	12.80%	4,441	2.40%	1.60%	2.75%	3.55%	73.71%
(0.39)	9.46	(2.16)%	2,725	2.42%	1.60%	2.71%	3.53%	73.47%

(0.42)	10.15	0.57%	9,016	1.36%	1.00%	1.93%	2.29%	27.42%
(0.54)	10.51	9.66%	7,515	1.31%	1.00%	3.13%	3.44%	51.28%
(0.70)	10.11	(0.02)%	249	5.83%	1.01%	(0.38)%	4.44%	32.13%

FINANCIAL HIGHLIGHTS	29

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Equity Income Fund
Class S**
Period ended March 31, 2013†	$12.18	$0.25	$1.11	$1.36	$(0.27)	$-
Year ended September 30, 2012	10.21	0.43	2.03	2.46	(0.49)	-
Year ended September 30, 2011	10.96	0.50	(0.71)	(0.21)	(0.54)	-
Year ended September 30, 2010	10.26	0.47	0.64	1.11	(0.41)	-
Year ended September 30, 2009	11.84	0.41	(1.57)	(1.16)	(0.42)	-
Year ended September 30, 2008	16.46	0.38	(3.04)	(2.66)	(0.32)	(1.64)
Class C
Period ended March 31, 2013†	12.25	0.21	1.10	1.31	(0.21)	-
Year ended September 30, 2012	10.16	0.29	2.06	2.35	(0.26)	-
Year ended September 30, 2011	10.85	0.37	(0.72)	(0.35)	(0.34)	-
Year ended September 30, 2010	10.16	0.36	0.64	1.00	(0.31)	-
Year ended September 30, 2009	11.73	0.32	(1.56)	(1.24)	(0.33)	-
Year ended September 30, 2008	16.33	0.21	(2.97)	(2.76)	(0.20)	(1.64)
Class A***
Period ended March 31, 2013†	12.12	0.26	1.09	1.35	(0.26)	-
Year ended September 30, 2012	10.15	0.39	2.03	2.42	(0.45)	-
Year ended September 30, 2011	10.90	0.47	(0.71)	(0.24)	(0.51)	-
Year ended September 30, 2010	10.21	0.46	0.63	1.09	(0.40)	-
Year ended September 30, 2009	11.80	0.38	(1.57)	(1.19)	(0.40)	-
Year ended September 30, 2008	16.40	0.31	(2.99)	(2.68)	(0.28)	(1.64)

30	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits		After expense limitation/ recoupment and transfer agent earnings credits(c)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$(0.27)	$13.27	11.30%	$4,127	1.67%		1.20%	3.61%	4.08%	82.10%
(0.49)	12.18	24.43%	7,123	1.47%		1.21%	3.31%	3.57%	122.39%
(0.54)	10.21	(2.40)%	142	3.99%		1.20%	1.45%	4.24%	142.75%
(0.41)	10.96	11.04%	88	7.66%		1.20%	(2.01)%	4.45%	123.33%
(0.42)	10.26	(9.20)%	66	8.73%		1.21%	(2.83)%	4.69%	148.56%
(1.96)	11.84	(17.81)%	81	11.18	%(e)	1.20%	(7.14)%	2.84%	132.93%

(0.21)	13.35	10.78%	5,414	2.42%		2.20%	3.19%	3.41%	82.10%
(0.26)	12.25	23.31%	5,146	2.62%		2.20%	2.09%	2.51%	122.39%
(0.34)	10.16	(3.47)%	3,874	2.53%		2.20%	2.85%	3.18%	142.75%
(0.31)	10.85	9.99%	3,569	2.97%		2.20%	2.68%	3.46%	123.33%
(0.33)	10.16	(10.12)%	3,348	2.69%		2.21%	3.21%	3.69%	148.56%
(1.84)	11.73	(18.60)%	4,461	2.34	%(e)	2.20%	1.40%	1.54%	132.93%

(0.26)	13.21	11.24%	12,131	1.66%		1.45%	3.97%	4.18%	82.10%
(0.45)	12.12	24.10%	10,758	1.69%		1.45%	3.11%	3.35%	122.39%
(0.51)	10.15	(2.66)%	2,871	1.91%		1.45%	3.55%	4.01%	142.75%
(0.40)	10.90	10.84%	1,521	4.59%		1.45%	1.19%	4.32%	123.33%
(0.40)	10.21	(9.53)%	237	5.68%		1.46%	0.26%	4.48%	148.56%
(1.92)	11.80	(17.98)%	281	5.40	%(e)	1.44%	(1.67)%	2.29%	132.93%

FINANCIAL HIGHLIGHTS	31

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Fund
Class S**
Period ended March 31, 2013†	$11.34	$0.04	$1.05	$1.09	$(0.07)	$-
Year ended September 30, 2012	8.82	0.07	2.45	2.52	-	-
Year ended September 30, 2011	9.04	(0.07)	(0.15)	(0.22)	-	-
Year ended September 30, 2010	9.07	(0.01)	0.11	0.10	(0.13)	-
Year ended September 30, 2009	11.24	0.10	(2.27)	(2.17)	-	-
Year ended September 30, 2008	16.62	0.09	(4.10)	(4.01)	-	(1.37)
Class C
Period ended March 31, 2013†	10.42	(0.02)	0.98	0.96	-	-
Year ended September 30, 2012	8.17	(0.04)	2.29	2.25	-	-
Year ended September 30, 2011	8.36	(0.05)	(0.14)	(0.19)	-	-
Year ended September 30, 2010	8.37	(0.04)	0.11	0.07	(0.08)	-
Year ended September 30, 2009	10.46	0.03	(2.12)	(2.09)	-	-
Year ended September 30, 2008	15.66	(0.01)	(3.82)	(3.83)	-	(1.37)
Class A***
Period ended March 31, 2013†	10.85	0.02	1.01	1.03	(0.04)	-
Year ended September 30, 2012	8.46	0.03	2.36	2.39	-	-
Year ended September 30, 2011	8.67	(0.07)	(0.14)	(0.21)	-	-
Year ended September 30, 2010	8.73	(0.08)	0.10	0.02	(0.08)	-
Year ended September 30, 2009	10.92	0.01	(2.20)	(2.19)	-	-
Year ended September 30, 2008	16.32	(0.01)	(4.02)	(4.03)	-	(1.37)

32	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits(c)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$(0.07)	$12.36	9.72%	$6,469	1.23%	1.23%	0.74%	0.74%	22.00%
-	11.34	28.57%	22,952	1.18%	1.18%	0.61%	0.61%	23.73%
-	8.82	(2.43)%	133	2.52%	2.52%	(0.72)%	(0.72)%	57.93%
(0.13)	9.04	1.10%	406	1.90%	1.90%	(0.06)%	(0.06)%	123.12%
-	9.07	(19.31)%	887	1.45%	1.45%	1.27%	1.27%	208.48%
(1.37)	11.24	(26.11)%	1,222	1.34%	1.34%	0.65%	0.65%	173.81%

-	11.38	9.21%	18,222	2.38%	2.27%	(0.47)%	(0.36)%	22.00%
-	10.42	27.54%	18,378	2.35%	2.28%	(0.48)%	(0.41)%	23.73%
-	8.17	(2.27)%	17,884	2.27%	2.27%	(0.50)%	(0.50)%	57.93%
(0.08)	8.36	0.84%	24,573	2.25%	2.25%	(0.45)%	(0.45)%	123.12%
-	8.37	(19.98)%	33,089	2.25%	2.25%	0.44%	0.44%	208.48%
(1.37)	10.46	(26.61)%	55,364	2.05%	2.05%	(0.09)%	(0.09)%	173.81%

(0.04)	11.84	9.55%	11,748	1.57%	1.52%	0.35%	0.40%	22.00%
-	10.85	28.25%	12,401	1.54%	1.54%	0.27%	0.27%	23.73%
-	8.46	(2.42)%	1,245	2.52%	2.52%	(0.75)%	(0.75)%	57.93%
(0.08)	8.67	0.22%	1,362	2.68%	2.68%	(0.88)%	(0.88)%	123.12%
-	8.73	(20.05)%	1,969	2.43%	2.43%	0.11%	0.11%	208.48%
(1.37)	10.92	(26.76)%	1,878	2.09%	2.09%	(0.08)%	(0.08)%	173.81%

FINANCIAL HIGHLIGHTS	33

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Long/Short Fund(d)
Class S**
Period ended March 31, 2013†	$14.56	$0.02	$1.23	$1.25	$-	$-
Year ended September 30, 2012	11.61	0.02	2.93	2.95	-	-
Year ended September 30, 2011	11.90	0.02	(0.31)	(0.29)	-	-
Year ended September 30, 2010	11.80	0.03	0.29	0.32	(0.22)	-
Year ended September 30, 2009	13.81	0.17	(1.89)	(1.72)	(0.29)	-
Year ended September 30, 2008	19.30	0.18	(4.93)	(4.75)	-	(0.74)
Class C
Period ended March 31, 2013†	13.52	(0.06)	1.14	1.08	-	-
Year ended September 30, 2012	10.89	(0.11)	2.74	2.63	-	-
Year ended September 30, 2011	11.29	(0.11)	(0.29)	(0.40)	-	-
Year ended September 30, 2010	11.19	(0.08)	0.27	0.19	(0.09)	-
Year ended September 30, 2009	13.13	0.06	(1.81)	(1.75)	(0.19)	-
Year ended September 30, 2008	18.54	-	(4.67)	(4.67)	-	(0.74)
Class A***
Period ended March 31, 2013†	14.31	-	1.20	1.20	-	-
Year ended September 30, 2012	11.44	(0.02)	2.89	2.87	-	-
Year ended September 30, 2011	11.77	(0.02)	(0.31)	(0.33)	-	-
Year ended September 30, 2010	11.67	-	0.28	0.28	(0.18)	-
Year ended September 30, 2009	13.69	0.14	(1.88)	(1.74)	(0.28)	-
Year ended September 30, 2008	19.20	0.10	(4.85)	(4.75)	(0.02)	(0.74)

34	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits(c)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$-	$15.81	8.59%	$3,507	1.55%	1.30%	(0.02)%	0.23%	23.53%
-	14.56	25.41%	3,471	2.18%	1.35%	(0.70)%	0.13%	54.26%
-	11.61	(2.44)%	42	7.76%	1.65%	(5.96)%	0.15%	67.28%
(0.22)	11.90	2.63%	132	5.80%	2.15%	(3.39)%	0.25%	136.50%
(0.29)	11.80	(12.10)%	128	4.40%	1.73%	(1.12)%	1.55%	131.79%
(0.74)	13.81	(25.45)%	540	2.37%	1.44%	0.16%	1.09%	174.59%

-	14.60	7.99%	5,705	2.65%	2.35%	(1.12)%	(0.82)%	23.53%
-	13.52	24.15%	6,004	2.95%	2.41%	(1.44)%	(0.90)%	54.26%
-	10.89	(3.54)%	5,546	3.14%	2.70%	(1.38)%	(0.94)%	67.28%
(0.09)	11.29	1.65%	9,547	3.60%	3.19%	(1.14)%	(0.73)%	136.50%
(0.19)	11.19	(13.10)%	15,093	2.95%	2.81%	0.44%	0.58%	131.79%
(0.74)	13.13	(26.09)%	27,148	2.31%	2.31%	(0.01)%	(0.01)%	174.59%

-	15.51	8.39%	9,732	1.76%	1.60%	(0.20)%	(0.04)%	23.53%
-	14.31	25.09%	15,687	2.09%	1.65%	(0.58)%	(0.14)%	54.26%
-	11.44	(2.80)%	1,213	3.23%	1.91%	(1.46)%	(0.14)%	67.28%
(0.18)	11.77	2.34%	1,855	3.65%	2.45%	(1.21)%	(0.01)%	136.50%
(0.28)	11.67	(12.39)%	2,390	2.64%	2.06%	0.76%	1.34%	131.79%
(0.76)	13.69	(25.61)%	4,859	1.72%	1.72%	0.63%	0.63%	174.59%

FINANCIAL HIGHLIGHTS	35

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Risk-Managed Balanced Fund
Class S**
Period ended March 31, 2013†	$12.32	$0.11	$0.62	$0.73	$(0.12)	$-
Year ended September 30, 2012	10.88	0.15	1.44	1.59	(0.15)	-
Year ended September 30, 2011	10.96	0.12	(0.05)	0.07	(0.15)	-
Year ended September 30, 2010	10.61	0.08	0.33	0.41	(0.06)	-
Year ended September 30, 2009	11.46	0.22	(0.91)	(0.69)	(0.16)	-
Year ended September 30, 2008	13.37	0.15	(1.43)	(1.28)	(0.10)	(0.53)
Class C
Period ended March 31, 2013†	11.41	0.05	0.57	0.62	(0.05)	-
Year ended September 30, 2012	10.09	0.02	1.34	1.36	(0.04)	-
Year ended September 30, 2011	10.15	0.01	(0.05)	(0.04)	(0.02)	-
Year ended September 30, 2010	9.88	(0.02)	0.29	0.27	-	-
Year ended September 30, 2009	10.72	0.05	(0.79)	(0.74)	(0.10)	-
Year ended September 30, 2008	12.61	0.01	(1.32)	(1.31)	(0.05)	(0.53)
Class A***
Period ended March 31, 2013†	12.06	0.09	0.62	0.71	(0.10)	-
Year ended September 30, 2012	10.66	0.11	1.41	1.52	(0.12)	-
Year ended September 30, 2011	10.72	0.09	(0.05)	0.04	(0.10)	-
Year ended September 30, 2010	10.39	0.05	0.33	0.38	(0.05)	-
Year ended September 30, 2009	11.25	0.09	(0.80)	(0.71)	(0.15)	-
Year ended September 30, 2008	13.15	0.10	(1.38)	(1.28)	(0.09)	(0.53)

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
**	Class S shares were formerly named Class Z shares prior to January 23, 2012.
***	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
†	Unaudited
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(c)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.
(d)	The Fund’s operating expenses, not including dividends on short positions, are contractually limited to 1.25% for Class S, 2.30% for Class C and 1.55% for Class A. The ratios in these financial highlights reflect the limitation, including the interest expense.
(e)	The ratio of expenses to average net assets before expense limitation and transfer agent earnings credit including expenses that were paid on behalf of the Fund by a third party related to a tax matter were 11.38%, 2.54% and 5.60% for Class S, C and A, respectively.

36	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits(c)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$(0.12)	$12.93	5.95%	$6,418	1.71%	1.24%	1.35%	1.82%	45.84%
(0.15)	12.32	14.65%	6,692	1.80%	1.24%	0.69%	1.25%	71.06%
(0.15)	10.88	0.51%	60	7.22%	1.23%	(4.94)%	1.05%	67.61%
(0.06)	10.96	3.90%	62	10.41%	1.31%	(8.34)%	0.75%	114.34%
(0.16)	10.61	(5.79)%	72	3.55%	1.24%	(0.10)%	2.21%	194.31%
(0.63)	11.46	(9.99)%	422	4.39%	1.21%	(1.98)%	1.20%	184.47%

(0.05)	11.98	5.49%	2,102	2.89%	2.24%	0.16%	0.81%	45.84%
(0.04)	11.41	13.47%	2,243	3.25%	2.23%	(0.79)%	0.23%	71.06%
(0.02)	10.09	(0.45)%	2,099	2.95%	2.23%	(0.66)%	0.06%	67.61%
-	10.15	2.73%	2,609	3.36%	2.30%	(1.27)%	(0.21)%	114.34%
(0.10)	9.88	(6.69)%	3,199	2.72%	2.24%	0.06%	0.54%	194.31%
(0.58)	10.72	(10.85)%	4,207	2.52%	2.21%	(0.24)%	0.07%	184.47%

(0.10)	12.67	5.90%	3,907	2.23%	1.49%	0.83%	1.57%	45.84%
(0.12)	12.06	14.28%	4,045	2.16%	1.48%	0.28%	0.96%	71.06%
(0.10)	10.66	0.32%	1,982	2.08%	1.48%	0.20%	0.80%	67.61%
(0.05)	10.72	3.69%	4,020	2.62%	1.59%	(0.57)%	0.46%	114.34%
(0.15)	10.39	(6.05)%	1,501	2.87%	1.49%	(0.43)%	0.95%	194.31%
(0.62)	11.25	(10.18)%	863	3.75%	1.46%	(1.44)%	0.85%	184.47%

FINANCIAL HIGHLIGHTS	37

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2013 (UNAUDITED)

1.  Organization

The ICON Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”) and ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”) (formerly, ICON Risk-Managed Equity Fund) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund has three classes of shares: Class S, Class C and Class A. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently thirteen other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is maximum total return. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the ICON Fund is long-term capital appreciation with a secondary objective of capital preservation. The investment objective of the Long/Short Fund is capital appreciation. The investment objective of the Risk-Managed Balanced Fund is modest capital appreciation and to maximize realized gains.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium-and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. The Risk-Managed

38	NOTES TO FINANCIAL STATEMENTS

Balanced Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

The ICON Fund and ICON Long/Short Fund have significant weightings in the Consumer Discretionary sector which may cause each Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector. The ICON Bond Fund has a significant weighting in Aaa rated bonds which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect bonds rated as such.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be commercially remote.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTES TO FINANCIAL STATEMENTS	39

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices

40	NOTES TO FINANCIAL STATEMENTS

using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Investments in other open-end investment companies are valued at net asset value.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2013:

	Level 1	Level 2	Total

ICON Bond Fund*
Assets
Corporate Bonds	$-	$60,085,532	$60,085,532
U.S. Treasury Obligations	-	28,120,232	28,120,232
Foreign Corporate Bonds	-	1,654,221	1,654,221
Collateral for Securities on Loan	-	2,304,225	2,304,225
Short-Term Investments	-	5,003,645	5,003,645

Total	$-	$97,167,855	$97,167,855

NOTES TO FINANCIAL STATEMENTS	41

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

	Level 1	Level 2	Total

ICON Equity Income Fund*
Assets
Common Stocks	$18,553,078	$-	$18,553,078
Preferred Stock	364,344	-	364,344
Corporate Bonds	-	1,911,368	1,911,368
Call Options Purchased	69,855	-	69,855
Collateral for Securities on Loan	-	1,857,529	1,857,529
Short-Term Investments	-	647,377	647,377

Total	$18,987,277	$4,416,274	$23,403,551

ICON Fund*
Assets
Common Stocks	$36,496,711	$-	$36,496,711
Collateral for Securities on Loan	-	1,509,075	1,509,075

Total	$36,496,711	$1,509,075	$38,005,786

ICON Long/Short Fund*
Assets
Common Stocks	$19,400,124	$-	$19,400,124
Collateral for Securities on Loan	-	1,469,253	1,469,253

Total	$19,400,124	$1,469,253	$20,869,377

Liabilities
Securities Sold Short
Common Stock	$(380,483)	$-	$(380,483)

Total	$(380,483)	$-	$(380,483)

ICON Risk-Managed Balanced Fund*
Assets
Common Stocks	$10,148,262	$-	$10,148,262
Corporate Bonds	-	1,787,476	1,787,476
U.S. Treasury Obligations	-	500,742	500,742
Put Options Purchased	11,100	-	11,100
Collateral for Securities on Loan	-	428,901	428,901
Short-Term Investments	-	23,259	23,259

Total	$10,159,362	$2,740,378	$12,899,740

Liabilities
Written Call Options	$(36,750)	$-	$(36,750)

Total	$(36,750)	$-	$(36,750)

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Credit Diversification tables for additional security details.

42	NOTES TO FINANCIAL STATEMENTS

There were no Level 3 securities held in any of the Funds at March 31, 2013.

For the period ended March 31, 2013, there was no transfer activity between Level 1 and Level 2. The end of period timing recognition is used for the transfers between levels of the Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a continual basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the period ended March 31, 2013 was limited to purchased and written options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

NOTES TO FINANCIAL STATEMENTS	43

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of March 31, 2013, the Equity Income Fund engaged in purchased call option transactions and the Risk-Managed Balanced Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.

44	NOTES TO FINANCIAL STATEMENTS

The Risk-Managed Balanced Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. The securities pledged as collateral are included on the Schedule of Investments. Such collateral is restricted from the Fund’s use. The cash collateral held for the prime broker and/or borrowings from the prime broker are included on the Statement of Assets and Liabilities.

The number of options contracts written and the premiums received by the Risk-Managed Balanced Fund during the period ended March 31, 2013, were as follows:

	Risk-Managed Balanced Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	8	$13,806
Options written during period	55	71,865
Options closed during period	(38)	(56,205)

Options outstanding, end of period	25	$29,466

The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

Fair Values of Derivative Instruments as of March 31, 2013

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Purchased option contracts
Equity risk
ICON Equity Income Fund	Investments,	$69,855	Investments,	$-
ICON Risk-Managed Balanced Fund	at value	11,100	at value	-
Written option contracts
Equity risk
ICON Risk-Managed Balanced Fund	Options written, at value	$-	Options written, at value	$36,750

NOTES TO FINANCIAL STATEMENTS	45

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments	Location of Gain/(Loss) on Derivatives Recognized in Operations	Amount
Purchased option contracts
Equity risk
ICON Equity Income Fund	Net realized gain/(loss) from	$(21,489)
ICON Risk-Managed Balanced Fund	Investment transactions	(114,965)
Written option contracts
Equity risk
ICON Risk-Managed Balanced Fund	Net realized gain/(loss) from written option transactions	$3,933

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments	Location of Gain/(Loss) on Derivatives Recognized in Operations	Amount
Purchased option contracts
Equity risk
ICON Equity Income Fund	Change in unrealized net	$73,506
ICON Risk-Managed Balanced Fund	appreciation/(depreciation) on investments	(49,064)
Written option contracts
Equity risk
ICON Risk-Managed Balanced Fund	Change in unrealized net appreciation/(depreciation) on written options	$(13,410)

For the period ended March 31, 2013, the Fund’s quarterly holdings of options contracts were as follows:

	ICON Equity Income Fund	ICON Risk- Managed Balanced Fund	ICON Risk- Managed Balanced Fund
Quarter Ended	Number of Purchased Options Contracts Outstanding		Number of Written Options Contracts Outstanding
December 31, 2012	332	25	-
March 31, 2013	307	40	25

46	NOTES TO FINANCIAL STATEMENTS

The Funds value derivatives at fair value, as described above, and recognize changes in fair value currently in the results of operations. Accordingly, the Funds do not follow hedge accounting, even for derivatives employed as economic hedges.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The cash collateral that is restricted from use is included on the Statement of Assets and Liabilities as “Deposits for short sales.” The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Dividends received on short sales are treated as an expense on the Statement of Operations. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of March 31, 2013, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but gives up other rights including the right to vote proxies. The Funds also receive income for the loan. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities

NOTES TO FINANCIAL STATEMENTS	47

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds as of March 31, 2013, is included in the Statement of Operations.

As of March 31, 2013, the following Funds had securities with the following values on loan:

Fund	Value of Loaned Securities	Value of Collateral
ICON Bond Fund	$2,208,670	$2,304,225
ICON Equity Income Fund	1,820,816	1,857,529
ICON Fund	1,468,975	1,509,075
ICON Long/Short Fund	1,432,959	1,469,253
ICON Risk-Managed Balanced Fund	425,080	428,901

The value of the collateral above could include collateral held for securities that were sold on or before March 31, 2013. It may also include collateral received from the pre-funding of loans.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the

48	NOTES TO FINANCIAL STATEMENTS

Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

NOTES TO FINANCIAL STATEMENTS	49

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are the class level expenses that are included on the Statement of Operations:

Fund	Legal Expense	Printing And Postage Expense	Transfer Agent Expense
ICON Bond Fund
Class S	$5,306	$6,834	$27,961
Class C	260	648	5,409
Class A	563	2,111	9,826
ICON Equity Income Fund
Class S	323	4,972	9,144
Class C	328	770	5,479
Class A	717	2,675	11,381
ICON Fund
Class S	1,127	5,787	12,190
Class C	1,232	4,247	21,930
Class A	811	2,144	12,932
ICON Long/Short Fund
Class S	297	1,218	4,020
Class C	481	1,486	8,680
Class A	1,124	4,514	12,350
ICON Risk-Managed Balanced Fund
Class S	391	5,003	8,611
Class C	125	679	3,442
Class A	231	2,235	7,388

50	NOTES TO FINANCIAL STATEMENTS

3.  Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 0.60% of average daily net assets of the Bond Fund, 0.75% of average daily net assets of the Equity Income Fund, ICON Fund and Risk-Managed Balanced Fund, and 0.85% of average daily net assets of the Long/Short Fund.

ICON Advisers has contractually agreed to limit the Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales and extraordinary expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Bond Fund	0.75%	1.60%	1.00%
ICON Equity Income Fund	1.20%	2.20%	1.45%
ICON Fund	1.25%	2.25%	1.50%
ICON Long/Short Fund	1.25%	2.30%	1.55%
ICON Risk-Managed Balanced Fund	1.20%	2.20%	1.45%

The Funds’ expense limitations, excluding the Bond Fund Class A, and all classes of the ICON Fund will continue in effect until at least January 31, 2021. Limitations for the Bond Fund Class A, and all classes of the ICON Fund will continue in effect until at least January 31, 2014. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2013 the following amounts were still available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2013	2014	2015	2016
ICON Bond Fund	$28,705	$26,738	$132,550	$73,972
ICON Equity Income Fund	19,623	17,561	58,289	28,674
ICON Fund	-	-	7,632	12,822
ICON Long/Short Fund	34,631	37,402	70,576	24,099
ICON Risk-Managed Balanced Fund	23,664	22,218	81,240	37,042

NOTES TO FINANCIAL STATEMENTS	51

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Accounting, Custody and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the Fund accounting agent for the Funds. For its services, the Trust pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction cusip charges and out-of-pocket expenses. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trusts’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2013, each Fund’s payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement with State Street to which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

52	NOTES TO FINANCIAL STATEMENTS

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares and for other shareholder services. Under the 12b-1 Plan, Bond Fund Class C shareholders pay an annual distribution and service fee of 0.85% of average daily net assets and Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The shareholders of the other Funds pay an annual distribution and service fee of 1.00% of average daily net assets for Class C shares and an annual distribution and service fee of 0.25% of average daily net assets for Class A shares. The total amount paid under the 12b-1 plans by the Funds is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 86% by the Trust and 14% by ICON Advisers. For the period ended March 31, 2013, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

The Funds may reimburse ICON Advisers for legal work performed for the Funds by its attorneys outside of the advisory and administration contracts. The Board of Trustees reviews and approves such reimbursements. For the period ended March 31, 2013, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

4.  Borrowings

The Trust has entered into Lines of Credit agreements/arrangements to provide temporary funding for redemption requests. The maximum borrowing on the line of credit agreement with State Street is limited to $150 million. Effective March 25, 2013, interest on domestic borrowings on the State Street line of credit is charged at a rate quoted and determined by State Street. Prior to March 25, 2013, interest on domestic borrowings was charged at the higher of the Federal Funds Rate effective on that day and the Overnight LIBOR Rate effective on that day plus 1.25%. The Funds may

NOTES TO FINANCIAL STATEMENTS	53

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

also have borrowings with the prime broker as a result of brokerage requirements. Interest on domestic borrowing with the prime broker is charged at the Fed Funds rate plus 0.50%. The average interest rate charged for ICON Bond Fund, ICON Equity Income Fund and ICON Fund for the period ended March 31, 2013 was 1.41%. The average interest rate charged for ICON Long/Short Fund for the period ended March 31, 2013 was 2.20%. The average interest rate charged for ICON Risk-Managed Balanced Fund for the period ended March 31, 2013 was 2.10%.

Fund	Average Borrowing (10/1/12-3/31/13)
ICON Bond Fund	$-
ICON Equity Income Fund	67,648
ICON Fund*	599,892
ICON Long/Short Fund*	305,782
ICON Risk-Managed Balanced Fund*	453,380

*	Fund had outstanding borrowings under these agreements/arrangements as of March 31, 2013.

5.  Purchases and Sales of Investment Securities

For the period ended March 31, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding securities sold short, short-term securities and written options contracts) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
ICON Bond Fund	$25,359,566	$22,602,385	$1,193,984	$-
ICON Equity Income Fund	17,540,500	21,292,329	-	-
ICON Fund	10,071,835	31,021,146	-	-
ICON Long/Short Fund	5,416,526	12,723,985	-	-
ICON Risk-Managed Balanced Fund	5,428,799	7,702,816	499,063	-

54	NOTES TO FINANCIAL STATEMENTS

6.  Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

For the year ended September 30, 2012 the following Funds had capital loss carryforwards:

Fund	Amounts	Expires
ICON Equity Income Fund	$8,322,631	2017
	19,089,764	2018
ICON Fund	20,854,391	2017
	19,833,424	2018
ICON Long/Short Fund	43,183,048	2017
	19,325,857	2018
ICON Risk-Managed Balanced Fund	5,302,678	2017
	14,212,596	2018

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2012 the Funds utilized capital loss carryforwards:

Fund	Amount
ICON Equity Income Fund	$1,094,148
ICON Fund	2,860,733
ICON Long/Short Fund	123,132
ICON Risk-Managed Balanced Fund	693,086

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Funds. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused.

NOTES TO FINANCIAL STATEMENTS	55

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2012, were as follows:

	Distributions Paid from
Fund	Ordinary Income	Net Long- Term Gains	Total Distributions Paid
ICON Bond Fund	$3,733,785	$1,945,591	$5,679,376
ICON Equity Income Fund	1,263,680	-	1,263,680
ICON Fund	161,444	-	161,444
ICON Long/Short Fund	-	-	-
ICON Risk-Managed Balanced Fund	160,368	-	160,368

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long- Term-Gains	Late Year Loss Deferral**	Capital Loss Carryover	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
ICON Bond Fund	$-	$1,960,539	$-	$-	$5,186,369	$7,146,908
ICON Equity Income Fund	-	-	(391,187)	(27,412,395)	1,818,946	(25,984,636)
ICON Fund	169,811	-	(298,788)	(40,687,815)	13,497,602	(27,319,190)
ICON Long/Short Fund	-	-	(404,239)	(62,508,905)	3,271,025	(59,642,119)
ICON Risk-Managed Balanced Fund	2,787	-	(158,200)	(19,515,274)	2,609,845	(17,060,842)

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

**	The Funds have elected to defer certain qualified late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year.

As of March 31, 2013, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
ICON Bond Fund	$93,659,068	$3,628,735	$(119,948)	$3,508,787
ICON Equity Income Fund	21,514,450	2,098,477	(209,376)	1,889,101
ICON Fund	27,181,600	11,358,566	(534,380)	10,824,186
ICON Long/Short Fund	17,690,670	3,373,751	(195,044)	3,178,707
ICON Risk-Managed Balanced Fund	10,827,780	2,146,345	(74,385)	2,071,960

56	NOTES TO FINANCIAL STATEMENTS

7.  Subsequent Events

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require disclosure in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	57

SIX MONTH HYPOTHETICAL EXPENSE EXAMPLE

MARCH 31, 2013 (UNAUDITED)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/1/12-3/31/13).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),

58	EXPENSE EXAMPLE

redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expense Paid During Period 10/1/12 - 3/31/13*	Annualized Expense Ratio 10/1/12 - 3/31/13
Actual Expenses
ICON Bond Fund
Class S	$1,000	$1,006.00	$3.75	0.75%
Class C	1,000	1,001.80	7.99	1.60%
Class A	1,000	1,005.70	5.00	1.00%
ICON Equity Income Fund
Class S	1,000	1,113.00	6.32	1.20%
Class C	1,000	1,107.80	11.56	2.20%
Class A	1,000	1,112.40	7.64	1.45%
ICON Fund
Class S	1,000	1,097.20	6.43	1.23%
Class C	1,000	1,092.10	11.84	2.27%
Class A	1,000	1,095.50	7.94	1.52%
ICON Long/Short Fund
Class S	1,000	1,085.90	6.76	1.30%
Class C	1,000	1,079.90	12.19	2.35%
Class A	1,000	1,083.90	8.31	1.60%
ICON Risk-Managed Balanced Fund
Class S	1,000	1,059.50	6.37	1.24%
Class C	1,000	1,054.90	11.48	2.24%
Class A	1,000	1,059.00	7.65	1.49%
Hypothetical (assuming a 5% return before expenses)
ICON Bond Fund
Class S	1,000	1,021.19	3.78
Class C	1,000	1,016.95	8.05
Class A	1,000	1,019.95	5.04
ICON Equity Income Fund
Class S	1,000	1,018.95	6.04
Class C	1,000	1,013.96	11.05
Class A	1,000	1,017.70	7.29
ICON Fund
Class S	1,000	1,018.80	6.19
Class C	1,000	1,013.61	11.40
Class A	1,000	1,017.35	7.64

EXPENSE EXAMPLE	59

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expense Paid During Period 10/1/12 - 3/31/13*	Annualized Expense Ratio 10/1/12 - 3/31/13
ICON Long/Short Fund
Class S	1,000	1,018.45	$6.54
Class C	1,000	1,013.21	11.80
Class A	1,000	1,016.95	8.05
ICON Risk-Managed Balanced Fund
Class S	1,000	1,018.75	6.24
Class C	1,000	1,013.76	11.25
Class A	1,000	1,017.50	7.49

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

60	EXPENSE EXAMPLE

OTHER INFORMATION (UNAUDITED)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

Cost Basis Information

Effective January 1, 2012, federal law requires mutual fund companies to maintain and report a shareholder’s cost basis by tax lot, gain/loss information and holding period of covered shares to the Internal Revenue Service on Form 1099. Covered shares are mutual fund shares acquired on or after January 1, 2012. A fund is not required to maintain and report information for shares not deemed as covered.

The new law requires each fund to elect a default tax identification methodology in order to perform the required reporting. As a result, the Trust has chosen Average Cost as its default tax identification methodology. This is the method each Fund will use. However, at the time of purchase or upon the sale of covered shares, shareholders may choose a different tax identification method. Furthermore, if you purchase shares through a financial intermediary, please contact the intermediary to find out what default tax identification method they will use. We recommend that you consult your tax adviser to determine which tax identification methodology best suits your individual tax situation.

OTHER INFORMATION	61

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

62	OTHER INFORMATION

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

2013 SEMIANNUAL REPORT

ICON INTERNATIONAL FUNDS

INVESTMENT UPDATE

(UNAUDITED)

ICON Asia-Pacific Region Fund

ICON Europe Fund

ICON International Equity Fund

1-800-764-0442 | www.iconfunds.com

SAR-INTL-13 B95217

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442    •    www.iconfunds.com

ABOUT THIS REPORT (UNAUDITED)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2013, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment in a region fund may involve greater risk and volatility than a diversified fund. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign

2	ABOUT THIS REPORT

stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ABOUT THIS REPORT	3

ICON ASIA-PACIFIC REGION FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (93.3%)
7,600	ACC Ltd.*	$162,275
103,000	Adani Ports and Special Economic Zone*	261,692
64,000	Advanced Info Service PCL*	517,054
11,000	AGL Energy, Ltd.*	182,086
258,000	AirAsia BHD*	238,498
8,200	Aisin Seiki Co., Ltd.*	302,264
24,400	Amcor, Ltd.*	236,400
12,000	Ansell, Ltd.*	201,315
103,000	Apollo Tyres, Ltd.*	158,443
420,000	Astra International Tbk PT*	342,706
41,000	Aurizon Holdings, Ltd.*	172,469
5,600	Baidu, Inc., ADR† **	491,120
411,000	Bank Negara Indonesia Persero Tbk PT*	214,112
446,000	Bank Rakyat Indonesia Persero Tbk PT*	403,117
28,700	BHP Billiton, Ltd.*	981,113
309,500	Bumi Armada Bhd† **	378,816
1,500,000	BW Plantation Tbk PT*	205,714
7,700	Canon, Inc.*	282,975
23,287	Celltrion, Inc.*	1,119,350
650,000	Chaoda Modern Agriculture Holdings, Ltd.†***(a)	—
217,000	China ZhengTong Auto Services Holdings, Ltd.*†	142,107
235,000	CIMB Group Holdings Bhd*	581,244
11,200	Coca-Cola Amatil, Ltd.*	170,304

Shares or Principal Amount		Value

8,500	Coca-Cola West Co., Ltd.*	$148,066
180,000	ComfortDelGro Corp., Ltd.*(b)	277,753
20,000	Computershare, Ltd.*	213,282
65,400	Crown, Ltd.*(b)	840,888
14,900	Divi’s Laboratories, Ltd.*	272,891
5,200	Don Quijote Co., Ltd.*(b)	230,650
4,200	Doosan Heavy Industries and Construction Co., Ltd.*	170,406
4,700	Dr Reddy’s Laboratories Ltd.*	152,853
3,300	East Japan Railway Co.*	271,645
724,000	Ezion Holdings, Ltd.*(b)	1,273,374
208,000	Genting Malaysia Bhd*	246,917
37,000	Hengan International Group Co., Ltd.*	362,268
10,100	Honda Motor Co., Ltd.*(b)	388,956
53,900	Hong Leong Bank Bhd*	251,424
1,550	Hyundai Glovis Co., Ltd.*	268,828
2,790	Hyundai Mobis*	783,222
3,300	Hyundai Motor Co.*	667,078
250,000	Indomobil Sukses Internasional Tbk PT*	141,966
72,000	Insurance Australia Group, Ltd.*	429,528
12,000	Japan Tobacco, Inc.*	383,850
14,000	JSR Corp.*	286,959
10,000	Kakaku.com, Inc.*(b)	251,760

4	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

35,000	Kasikornbank PCL*	$249,421
8,000	KDDI Corp.*(b)	334,495
15,300	Konami Corp.*(b)	306,231
17,100	Korea Aerospace Industries, Ltd.*	397,917
29,200	Korean Reinsurance Co.*	300,921
11,000	Kose Corp.*(b)	256,042
126,000	KPJ Healthcare Bhd*	241,351
656,250	Krung Thai Bank PCL*	557,722
4,000	KT&G Corp.**	271,436
11,100	LG Fashion Corp.*	301,290
228,000	M1, Ltd.*(b)	544,540
70,000	Marubeni Corp.*(b)	535,927
1,065,000	Media Nusantara Citra Tbk PT*	310,490
26,000	Medusa Mining, Ltd.*	116,851
43,407	Meritz Fire & Marine Insurance Co., Ltd.*	475,803
4,300	Miraca Holdings, Inc.*	206,652
353,000	Mitra Adiperkasa Tbk PT*	331,327
80,000	Mitsubishi Gas Chemical Co., Inc.*(b)	529,842
17,000	Mitsubishi Tanabe Pharma Corp.*	260,670
1,700	NCSoft Corp.*	238,022
8,500	Newcrest Mining, Ltd.*	177,941
15,000	Nexon Co. Ltd.*†	146,438
7,100	Nidec Corp.*(b)	425,602
7,800	Nippon Telegraph & Telephone Corp.*	340,545
1,950	Nitori Holdings Co., Ltd.*	150,553
1,000	NongShim Co., Ltd.*	277,022
108,500	NTPC Ltd.*	283,405
11,000	Orica, Ltd.*	281,185
47,700	Oriental Bank of Commerce*	220,631
15,200	Origin Energy, Ltd.*	211,546

Shares or Principal Amount		Value

65,000	Power Finance Corp. Ltd.*	$218,802
38,000	PPB Group Bhd**	154,872
34,000	Primary Health Care, Ltd.*	176,077
192,072	PTT Global Chemical PCL*	457,507
66,400	PTT PCL*	736,570
10,600	Rio Tinto, Ltd.*	635,811
2,050	S1 Corp.*	114,706
42,000	SAI Global, Ltd.*(b)	147,545
970	Samsung Electronics Co., Ltd.*	1,322,139
32,500	Seek, Ltd.*(b)	343,567
15,000	Sega Sammy Holdings, Inc.*(b)	301,135
15,600	Seven & I Holdings Co., Ltd.*	517,601
500,000	Shenguan Holdings Group, Ltd.*	259,688
1,800	Shimamura Co., Ltd.*	210,452
17,000	Shionogi & Co., Ltd.*(b)	344,525
90,000	Singapore Telecommunications, Ltd.*	260,320
4,500	SK C&C Co., Ltd.*	404,517
2,100	SK Telecom Co., Ltd.*	341,272
6,200	Softbank Corp.*	285,645
6,300	Sohu.com, Inc.†**(b)	312,543
12,000	Sumitomo Rubber Industries, Ltd.*	201,460
61,000	Telstra Corp., Ltd.*	286,828
4,400	Terumo Corp.*(b)	189,382
118,000	Thai Union Frozen Products PCL*	255,712
10,000	Toyo Suisan Kaisha, Ltd.*	308,692
18,500	Toyota Motor Corp.*	953,967
3,800	Unicharm Corp.*(b)	216,973
58,400	Union Bank of India*	235,798
143,000	United Phosphorus, Ltd.*	312,614

SCHEDULE OF INVESTMENTS	5

Shares or Principal Amount		Value

6,000	Wesfarmers, Ltd.*	$251,944
28,600	Yantai Changyu Pioneer Wine Co., Ltd., Class B*	126,595
222,000	YTL Power International Bhd*	104,701

Total Common Stocks (Cost $33,511,072)		36,331,516
Collateral for Securities on Loan (17.9%)
6,990,293	State Street Navigator Prime Portfolio, 0.22%	6,990,293

Total Collateral for Securities on Loan (Cost $6,990,293)		6,990,293

Shares or Principal Amount		Value

Short-Term Investments (5.7%)
$2,227,309	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/13	$2,227,309

Total Short-Term Investments (Cost $2,227,309)		2,227,309
Total Investments 116.9% (Cost $42,728,674)		45,549,118
Liabilities Less Other Assets (16.9)%		(6,601,570)

Net Assets 100.0%		$38,947,548

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of March 31, 2013 was 89.2% of net assets.

**	This security is considered a Level 1 security. See Note 2 for further details.

***	This security is considered a Level 3 security. See Note 2 for further details.

(a)	This security is considered to be illiquid. The value of this security at March 31, 2013 was $0, which represents 0.0% of the Fund’s Net Assets.

(b)	All or a portion of the security was on loan as of March 31, 2013.

ADR	American Depositary Receipt

6	SCHEDULE OF INVESTMENTS

ICON Asia-Pacific Region Fund

Country Composition

March 31, 2013 (unaudited)

Japan	24.6%
South Korea	19.1%
Australia	15.6%
Thailand	7.1%
Singapore	6.0%
India	5.9%
Malaysia	5.6%
Indonesia	5.0%
China	4.4%

93.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund

Sector Composition

March 31, 2013 (unaudited)

Consumer Discretionary	18.0%
Consumer Staples	10.7%
Materials	10.7%
Financial	10.6%
Information Technology	10.2%
Industrials	9.3%
Utilities	9.0%
Health Care	8.1%
Energy	6.7%

93.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund

Industry Composition

March 31, 2013 (unaudited)

Diversified Banks	7.0%
Automobile Manufacturers	6.0%
Wireless Telecommunication Services	5.2%
Pharmaceuticals	4.8%
Diversified Metals & Mining	4.2%
Oil & Gas Equipment & Services	4.2%
Semiconductors	3.4%
Packaged Foods & Meats	3.2%
Auto Parts & Equipment	2.8%
Casinos & Gaming	2.8%
Internet Software & Services	2.7%
Integrated Oil & Gas	2.4%
Integrated Telecommunication Services	2.3%
Property & Casualty Insurance	2.3%
Commodity Chemicals	1.9%
Home Entertainment Software	1.8%

Tobacco	1.7%
Personal Products	1.6%
Diversified Chemicals	1.4%
Trading Companies & Distributors	1.4%
Food Retail	1.3%
Electrical Components & Equipment	1.1%
Railroads	1.1%
Aerospace & Defense	1.0%
Health Care Services	1.0%
IT Consulting & Other Services	1.0%
Other Industries (each less than 1%)	23.7%

93.3%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	7

ICON EUROPE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (92.8%)
2,100	Adidas AG*	$218,294
7,640	Air Liquide S.A.*	929,251
54,600	Aker Solutions ASA*	1,024,861
4,500	Allianz SE*	613,450
12,600	AMAG Austria Metall AG**	387,632
5,200	BASF SE*	456,573
3,200	BioMerieux*	302,013
10,800	British American Tobacco PLC*	579,123
3,500	Carlsberg A/S, Class B*	341,229
2,800	Christian Dior S.A.*	464,768
12,300	Cie Generale d’Optique Essilor International S.A.*	1,368,698
5,234	Cie Generale des Etablissements Michelin, Class B*	438,508
7,300	Dassault Systemes S.A.*	844,608
20,000	Deutsche Bank AG*	781,926
12,200	Diageo PLC*	384,429
42,300	DSV A/S*(a)	1,023,667
4,400	Eutelsat Communications S.A.*	155,223
15,500	GEA Group AG*	511,950
17,300	Gerry Weber International AG*	756,454
10,700	Getinge AB*	326,717
7,000	Gildemeister AG*	147,676
31,608	GlaxoSmithKline PLC*	740,166
5,800	Heineken NV*	437,473
10,000	Hexagon AB*	273,098
2,000	Hugo Boss AG*	224,595

Shares or Principal Amount		Value

54,900	Imagination Technologies Group PLC†*	$412,902
4,800	Ingenico*	284,517
6,300	Koninklijke DSM*	367,119
3,600	Linde AG*	670,599
3,970	LVMH Moet Hennessy Louis Vuitton S.A.*	682,085
6,400	Mersen*	148,571
2,600	Novartis AG*	185,307
3,700	Novo Nordisk AS*	596,374
5,000	Novozymes AS*(a)	169,782
6,600	Petrofac, Ltd.*	144,075
47,900	Petroleum Geo-Services ASA*	743,002
1,170	Rational AG*	351,840
31,590	Rexam PLC*	253,667
8,000	RHI AG*	259,557
800	Roche Holding AG*	186,498
5,000	Royal Dutch Shell PLC, Class B*	166,275
3,300	Sanofi*	336,552
15,600	SAP AG*	1,254,665
21,600	SBM Offshore NV† *	360,336
3,200	Schneider Electric S.A.*	234,010
4,610	Schoeller-Bleckmann Oilfield Equipment AG*	461,738
7,900	Seadrill, Ltd.*	287,902
8,900	Siemens AG*	959,408
7,000	Societe BIC S.A.*	813,292
9,600	Software AG*	371,962
44,300	Statoil ASA*	1,081,493
21,400	Tele2 AB*	373,269
57,400	Telenor ASA*	1,263,837
19,300	TeliaSonera AB*	137,842

8	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

20,900	Total S.A.*	$1,000,983
85,000	Turcas Petrol*	174,343
6,700	Yara International ASA*	305,847
3,200	Zodiac Aerospace*	373,031

Total Common Stocks (Cost $27,132,470)		29,145,062
Preferred Stock (1.2%)
4,000	Henkel AG & Co. KGaA*	385,364

Total Preferred Stocks (Cost $291,542)		385,364
Collateral for Securities on Loan (3.8%)
1,185,306	State Street Navigator Prime Portfolio, 0.22%	1,185,306

Total Collateral for Securities on Loan (Cost $1,185,306)		1,185,306

Shares or Principal Amount		Value

Short-Term Investments (3.7%)
$1,165,202	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/13	$1,165,202

Total Short-Term Investments (Cost $1,165,202)		1,165,202
Total Investments 101.5% (Cost $29,774,520)		31,880,934
Liabilities Less Other Assets (1.5)%		(475,780)

Net Assets 100.0%		$31,405,154

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of March 31, 2013 was 92.8% of net assets.

**	This security is considered a Level 1 security. See Note 2 for further details.

(a)	All or a portion of the security was on loan as of March 31, 2013.

SCHEDULE OF INVESTMENTS	9

ICON Europe Fund

Country Composition

March 31, 2013 (unaudited)

France	26.7%
Germany	24.5%
Norway	14.1%
Denmark	6.8%
United Kingdom	6.7%
Netherlands	4.2%
Austria	3.5%
Sweden	3.5%
Britain	1.3%
Switzerland	1.2%
Bermuda	0.9%
Turkey	0.6%

94.0%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund

Sector Composition

March 31, 2013 (unaudited)

Energy	17.3%
Industrials	14.5%
Health Care	12.9%
Materials	12.1%
Information Technology	11.0%
Consumer Discretionary	9.4%
Consumer Staples	6.8%
Utilities	5.6%
Financial	4.4%

94.0%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund

Industry Composition

March 31, 2013 (unaudited)

Oil & Gas Equipment & Services	8.7%
Apparel, Accessories & Luxury Goods	7.5%
Integrated Oil & Gas	7.2%
Application Software	6.7%
Pharmaceuticals	6.5%
Integrated Telecommunication Services	5.6%
Industrial Gases	5.1%
Health Care Supplies	4.3%
Trucking	3.3%
Industrial Machinery	3.2%
Industrial Conglomerates	3.1%
Office Services & Supplies	2.6%
Brewers	2.5%
Diversified Capital Markets	2.5%
Health Care Equipment	2.0%
Multi-line Insurance	2.0%
Electronic Equipment & Instruments	1.8%

Tobacco	1.8%
Specialty Chemicals	1.7%
Diversified Chemicals	1.4%
Tires & Rubber	1.4%
Semiconductors	1.3%
Aerospace & Defense	1.2%
Aluminum	1.2%
Distillers & Vintners	1.2%
Electrical Components & Equipment	1.2%
Household Products	1.2%
Systems Software	1.2%
Fertilizers & Agricultural Chemicals	1.0%
Other Industries (each less than 1%)	3.6%

94.0%

Percentages are based upon common and preferred stocks as a percentage of net assets.

10	SCHEDULE OF INVESTMENTS

ICON INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (95.6%)
17,000	ACC Ltd.*	$362,984
70,000	Adelaide Brighton, Ltd.*	258,951
107,000	Advanced Info Service PCL*	864,450
6,600	Air Liquide S.A.*	802,756
68,300	Aker Solutions ASA*	1,282,015
1,281,000	America Movil S.A.B. de C.V., Series L**	1,359,671
8,500	Atrium Innovations, Inc.†**	100,827
458,000	Bank Rakyat Indonesia Persero Tbk PT*	413,963
23,500	Barrick Gold Corp.**	690,299
5,600	BASF SE*	491,694
14,500	British American Tobacco PLC*	777,526
5,100,000	BW Plantation Tbk PT*	699,426
64,000	CCR S.A.**	650,531
70,408	Celltrion, Inc.*	3,384,342
46,000	Centerra Gold, Inc.**	273,958
58,100	CGI Group, Inc., Class A†**	1,579,112
1,702,000	Chaoda Modern Agriculture Holdings, Ltd.†(b)	-
1,240,000	China Minzhong Food Corp. Ltd.†*(a)	1,208,174
2,000	Christian Dior S.A.*	331,977
13,000	Cia de Saneamento Basico do Estado de Sao Paulo**	620,166
17,000	Cia Hering**	303,699
11,800	Cie Generale d’Optique Essilor International S.A.*	1,313,060

Shares or Principal Amount		Value

6,100	Cie Generale des Etablissements Michelin, Class B*	$511,062
180,000	CIMB Group Holdings Bhd*	445,208
9,100	Dassault Systemes S.A.*	1,052,867
20,100	Deutsche Bank AG*	785,836
43,000	Divi’s Laboratories, Ltd.*	787,538
17,200	Dollarama, Inc.**(a)	1,104,450
19,800	Doosan Heavy Industries and Construction Co., Ltd.*	803,344
35,000	DSV A/S*(a)	847,006
1,950,000	Ezion Holdings, Ltd.*(a)	3,429,669
15,000	GEA Group AG*	495,436
16,100	Gerry Weber International AG*	703,983
53,491	GlaxoSmithKline PLC*	1,252,601
21,900	Grand Korea Leisure Co., Ltd.*	646,558
73,000	Hengan International Group Co., Ltd.*	714,745
12,200	Hexagon AB*	333,180
1,500	Hyundai Glovis Co., Ltd.*	260,156
2,200	Hyundai Mobis*	617,595
3,400	Hyundai Motor Co.*	687,292
5,800	Ingenico*	343,791
48,100	Kinross Gold Corp.**	380,690
8,100	KT&G Corp.**	549,658
15,000	LG Fashion Corp.*	407,149
31,000	LIG Insurance Co., Ltd.*	661,970

SCHEDULE OF INVESTMENTS	11

Shares or Principal Amount		Value

4,600	Linde AG*	$856,877
6,600	LVMH Moet Hennessy Louis Vuitton S.A.*	1,133,945
13,000	Maruti Suzuki India Ltd.*	305,647
176,000	Medusa Mining, Ltd.*	790,990
1,070,000	Mitra Adiperkasa Tbk PT*	1,004,304
1,600,000	Nam Cheong Ltd.*	342,539
7,300	NCSoft Corp.*	1,022,096
5,500	Novo Nordisk AS*	886,502
59,000	Petroleum Geo-Services ASA*	915,180
10,710	Royal Dutch Shell PLC, Class B*	356,162
1,400	Samsung Electronics Co., Ltd.*	1,908,241
16,400	SAP AG*	1,319,007
3,425	Schoeller-Bleckmann Oilfield Equipment AG*	343,048
580,000	Shenguan Holdings Group, Ltd.*	301,239
8,300	Siemens AG*	894,729
6,400	Societe BIC S.A.*	743,582
70,300	Statoil ASA*	1,716,229
750,000	Supalai PCL*	534,283
9,900,000	Surya Semesta Internusa Tbk PT*	1,657,076
87,500	Telenor ASA*	1,926,582
580,000	Thai Union Frozen Products PCL*	1,256,888

Shares or Principal Amount		Value

31,155	Total S.A.*	$1,492,135
6,300	TransCanada Corp.**(a)	300,783
42,000	Wowprime Corp.*	595,674
104,000	Yantai Changyu Pioneer Wine Co., Ltd., Class B*	460,344
3,500	Zodiac Aerospace*	408,003

Total Common Stocks (Cost $56,398,159)		59,063,450
Preferred Stock (0.8%)
50,000	AES Tiete S.A.**	484,968

Total Preferred Stocks (Cost $517,455)		484,968
Collateral for Securities on Loan (5.6%)
3,489,967	State Street Navigator Prime Portfolio, 0.22%	3,489,967

Total Collateral for Securities on Loan (Cost $3,489,967)		3,489,967
Short-Term Investments (1.8%)
$1,091,185	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/13	1,091,185

Total Short-Term Investments (Cost $1,091,185)		1,091,185
Total Investments 103.8% (Cost $61,496,766)		64,129,570
Liabilities Less Other Assets (3.8)%		(2,320,467)

Net Assets 100.0%		$61,809,103

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of March 31, 2013 was 82.8% of net assets.

**	This security is considered a Level 1 security. See Note 2 for further details.

(a)	All or a portion of the security was on loan as of March 31, 2013.

(b)	This security is considered to be illiquid. The value of this security at March 31, 2013 was $0, which represents 0.0% of the Fund’s Net Assets.

12	SCHEDULE OF INVESTMENTS

ICON International Equity Fund

Country Composition

March 31, 2013 (unaudited)

South Korea	17.7%
France	13.1%
Norway	9.5%
Germany	8.9%
Canada	7.2%
Indonesia	6.1%
Singapore	5.5%
China	4.4%
Thailand	4.3%
Brazil	3.3%
United Kingdom	3.3%
Denmark	2.8%
India	2.4%
Mexico	2.2%
Australia	1.7%
Malaysia	1.3%
Taiwan	1.0%
Netherlands	0.6%
Austria	0.6%
Sweden	0.5%

96.4%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund

Sector Composition

March 31, 2013 (unaudited)

Energy	16.0%
Consumer Discretionary	13.4%
Health Care	12.3%
Information Technology	12.2%
Industrials	11.5%
Consumer Staples	9.9%
Utilities	8.5%
Materials	7.9%
Financial	4.7%

96.4%

Percentages are based upon common and preferred stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	13

ICON International Equity Fund

Industry Composition

March 31, 2013 (unaudited)

Oil & Gas Equipment & Services	9.7%
Pharmaceuticals	8.9%
Integrated Oil & Gas	5.8%
Packaged Foods & Meats	4.5%
Apparel, Accessories & Luxury Goods	4.2%
Construction & Engineering	4.0%
Application Software	3.8%
Wireless Telecommunication Services	3.6%
Gold	3.5%
Integrated Telecommunication Services	3.1%
Semiconductors	3.1%
Industrial Gases	2.7%
IT Consulting & Other Services	2.6%
Tobacco	2.1%
Health Care Supplies	2.1%
General Merchandise Stores	1.8%
Home Entertainment Software	1.7%
Department Stores	1.6%
Automobile Manufacturers	1.6%
Industrial Conglomerates	1.4%

Diversified Banks	1.4%
Trucking	1.4%
Personal Products	1.3%
Life Sciences Tools & Services	1.3%
Diversified Capital Markets	1.3%
Office Services & Supplies	1.2%
Agricultural Products	1.1%
Electronic Equipment & Instruments	1.1%
Property & Casualty Insurance	1.1%
Highways & Railtracks	1.0%
Casinos & Gaming	1.0%
Construction Materials	1.0%
Water Utilities	1.0%
Auto Parts & Equipment	1.0%
Restaurants	1.0%
Other Industries (each less than 1%)	7.4%

96.4%

Percentages are based upon common and preferred stocks as a percentage of net assets.

14	SCHEDULE OF INVESTMENTS

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2013 (UNAUDITED)

	ICON Asia-Pacific Region Fund	ICON Europe Fund	ICON International Equity Fund
Assets
Investments, at cost	$42,728,674	$29,774,520	$61,496,766

Investments, at value†	45,549,118	31,880,934	64,129,570
Foreign currency, at value(a)	18,403	12,104	257,851
Cash	9,442	–	–
Receivables:
Fund shares sold	19,201	1,688	2,882
Investments sold	249,376	701,832	846,579
Interest and Dividends	244,970	29,947	185,193
Expense reimbursements due from Adviser	18,966	15,952	11,676
Foreign tax reclaims	359	34,570	90,658
Other assets	29,446	27,381	32,183

Total Assets	46,139,281	32,704,408	65,556,592

Liabilities
Payables:
Payable for collateral received on securities loaned	6,990,293	1,185,306	3,489,967
Fund shares redeemed	45,728	58,372	108,956
Advisory fees	32,575	26,374	51,165
Accrued distribution fees	896	119	6,555
Fund accounting fees	2,460	1,758	3,263
Transfer agent fees	10,775	5,954	19,304
Administration fees	1,629	1,319	2,558
Trustee fees	1,216	779	1,949
Capital gains tax	78,494	–	35,724
Accrued expenses	27,667	19,273	28,048

Total Liabilities	7,191,733	1,299,254	3,747,489

Net Assets - all share classes	$38,947,548	$31,405,154	$61,809,103

Net Assets - Class S	$37,401,640	$31,175,710	$49,930,680

Net Assets - Class C	$890,973	$108,425	$6,331,443

Net Assets - Class A	$654,935	$121,019	$5,546,980

FINANCIAL STATEMENTS	15

	ICON Asia-Pacific Region Fund	ICON Europe Fund	ICON International Equity Fund
Net Assets Consist of
Paid-in capital	$46,899,985	$80,955,223	$151,117,817
Accumulated undistributed net investment income/(loss)	62,767	87,730	(29,114)
Accumulated undistributed net realized gain/(loss)	(10,795,526)	(51,741,917)	(91,880,466)
Unrealized appreciation/(depreciation)	2,780,332	2,104,118	2,600,866

Net Assets	$38,947,548	$31,405,154	$61,809,103

Shares outstanding (unlimited shares authorized, no par value)
Class S	2,772,806	2,270,561	4,272,977
Class C	68,040	8,024	584,378
Class A	48,523	8,803	476,395
Net asset value (offering and redemption price per share)
Class S	$13.49	$13.73	$11.69
Class C	$13.09	$13.51	$10.83
Class A	$13.50	$13.75	$11.64
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$14.32	$14.59	$12.35

† Includes securities on loan of	$6,527,671	$1,133,776	$3,377,260

(a) Foreign currency, at cost	$18,404	$12,069	$259,542

The accompanying notes are an integral part of the financial statements.

16	FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2013 (UNAUDITED)

	ICON Asia-Pacific Region Fund	ICON Europe Fund	ICON International Equity Fund
Investment Income
Interest	$41	$2,546	$41
Dividends	404,511	278,789	582,719
Income from securities lending, net	8,303	3,246	21,489
Foreign taxes withheld	(37,723)	(22,035)	(65,789)

Total Investment Income	375,132	262,546	538,460

Expenses
Advisory fees	194,286	145,113	327,276
Distribution fees:
Class C	4,501	444	32,599
Class A	824	167	7,180
Fund accounting fees	5,952	4,324	10,024
Transfer agent fees	25,675	17,116	48,604
Administration fees	9,714	7,256	16,364
Custody fees	9,051	3,765	11,957
Registration fees:
Class S	5,265	5,538	2,998
Class C	3,345	2,726	3,339
Class A	1,657	1,627	2,404
Insurance expense	4,090	2,158	5,999
Trustee fees and expenses	2,102	1,516	3,623
Audit and tax service expense	16,645	16,646	15,163
Interest expense	328	17	2,615
Other expenses	36,196	24,375	36,336

Total expenses before expense reimbursement	319,631	232,788	526,481
Expense reimbursement by Adviser due to expense limitation agreement	(7,269)	(6,051)	(17,940)

Net Expenses	312,362	226,737	508,541

Net Investment Income/(Loss)	62,770	35,809	29,919

Net Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	827,723	2,348,668	2,102,829
Foreign currency	(32,720)	(96,250)	(193,980)
Net realized capital gains tax	(24,093)	–	(36,653)
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	3,341,235	319,925	2,079,442

Net realized and unrealized gain/(loss)	4,112,145	2,572,343	3,951,638

Net Increase/(Decrease) in Net Assets Resulting From Operations	$4,174,915	$2,608,152	$3,981,557

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	17

STATEMENTS OF CHANGES IN NET ASSETS

	ICON Asia-Pacific Region Fund
	Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012
Operations
Net investment income/(loss)	$62,770	$495,617
Net realized gain/(loss)	795,003	(952,778)
Net realized capital gains tax	(24,093)	(118,725)
Change in net unrealized appreciation/(depreciation)	3,341,235	11,219,183

Net increase/(decrease) in net assets resulting from operations	4,174,915	10,643,297

Dividends and Distributions to Shareholders
Net investment income
Class S	(268,568)	(215,357)
Class C	(1,055)	-
Class A	(1,610)	(1,981)

Net decrease from dividends and distributions	(271,233)	(217,338)

Fund Share Transactions
Shares sold
Class S	4,007,556	9,967,625
Class C	377,542	163,820
Class A	66,395	579,330
Reinvested dividends and distributions
Class S	261,722	209,005
Class C	983	-
Class A	1,367	1,823
Shares repurchased
Class S	(8,573,444)	(38,006,696)
Class C	(454,143)	(237,980)
Class A	(171,547)	(773,178)

Net increase/(decrease) from fund share transactions	(4,483,569)	(28,096,251)

Total net increase/(decrease) in net assets	(579,887)	(17,670,292)
Net Assets
Beginning of period	39,527,435	57,197,727

End of period	$38,947,548	$39,527,435

18	FINANCIAL STATEMENTS

ICON Europe Fund
Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012

$35,809	$452,355
2,252,418	(3,351,120)
-	-
319,925	9,404,704

2,608,152	6,505,939

(334,776)	(459,020)
(453)	(307)
(1,730)	(1,339)

(336,959)	(460,666)

6,762,122	4,094,825
37,115	3,972
63,126	11,420

330,615	445,476
359	307
1,696	1,289

(6,313,195)	(10,502,617)
(1,169)	(11,100)
(56,015)	(38,697)

824,654	(5,995,125)

3,095,847	50,148

28,309,307	28,259,159

$31,405,154	$28,309,307

FINANCIAL STATEMENTS	19

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Asia-Pacific Region Fund
	Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012
Transactions in Fund Shares
Shares sold
Class S	307,748	855,247
Class C	30,675	14,331
Class A	5,197	49,003
Reinvested dividends and distributions
Class S	20,870	20,116
Class C	81	-
Class A	109	176
Shares repurchased
Class S	(666,597)	(3,259,837)
Class C	(36,108)	(21,117)
Class A	(13,483)	(68,515)

Net increase/(decrease)	(351,508)	(2,410,596)

Shares outstanding, beginning of period	3,240,877	5,651,473

Shares outstanding, end of period	2,889,369	3,240,877

Accumulated undistributed net investment income/(loss)	$62,767	$271,230

The accompanying notes are an integral part of the financial statements.

20	FINANCIAL STATEMENTS

ICON Europe Fund
Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012

498,240	349,507
2,841	335
4,776	993

25,142	42,386
28	29
129	122

(471,164)	(908,119)
(90)	(964)
(4,068)	(3,370)

55,834	(519,081)

2,231,554	2,750,635

2,287,388	2,231,554

$87,730	$388,880

FINANCIAL STATEMENTS	21

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON International Equity Fund
	Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012
Operations
Net investment income/(loss)	$29,919	$570,427
Net realized gain/(loss)	1,908,849	(13,194,962)
Net realized capital gains tax	(36,653)	(84,388)
Change in net unrealized appreciation/(depreciation)	2,079,442	27,547,163

Net increase/(decrease) in net assets resulting from operations	3,981,557	14,838,240

Dividends and Distributions to Shareholders
Net investment income
Class S (pre-merger)*	-	(446,175)
Class S (formerly, Class Z)	(233,642)	(74,205)
Class I**	-	(153,050)
Class A	(6,050)	(13,281)

Net decrease from dividends and distributions	(239,692)	(686,711)

Fund Share Transactions
Shares sold
Class S (pre-merger)*	-	1,305,260
Class S (formerly, Class Z)***	4,412,749	60,203,967
Class I**	-	1,041,882
Class C	51,356	130,023
Class A***	197,393	14,985,718
Reinvested dividends and distributions
Class S (pre-merger)*	-	445,550
Class S (formerly, Class Z)	228,381	69,998
Class I**	-	134,039
Class A	5,066	9,439
Shares repurchased
Class S (pre-merger)*	-	(42,941,189)
Class S (formerly, Class Z)	(13,917,548)	(15,236,665)
Class I**	-	(29,247,969)
Class C	(850,235)	(2,837,159)
Class A	(1,293,941)	(11,907,130)

Net increase/(decrease) from fund share transactions	(11,166,779)	(23,844,236)

Total net increase/(decrease) in net assets	(7,424,914)	(9,692,707)
Net Assets
Beginning of period	69,234,017	78,926,724

End of period	$61,809,103	$69,234,017

22	FINANCIAL STATEMENTS

	ICON International Equity Fund
	Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012
Transactions in Fund Shares
Shares sold
Class S (pre-merger)*	-	125,902
Class S (formerly, Class Z)***	390,363	5,783,166
Class I**	-	102,639
Class C	4,890	13,510
Class A***	17,514	1,436,432
Reinvested dividends and distributions
Class S (pre-merger)*	-	45,933
Class S (formerly, Class Z)	20,247	7,307
Class I**	-	14,139
Class A	450	986
Shares repurchased
Class S (pre-merger)*	-	(4,078,066)
Class S (formerly, Class Z)	(1,220,568)	(1,447,812)
Class I**	–	(2,858,784)
Class C	(80,748)	(293,417)
Class A	(115,354)	(1,151,832)

Net increase/(decrease)	(983,206)	(2,299,897)

Shares outstanding, beginning of period	6,316,956	8,616,853

Shares outstanding, end of period	5,333,750	6,316,956

Accumulated undistributed net investment income/(loss)	$(29,114)	$180,659

*	Class S shares of the International Equity Fund merged into Class Z shares and were renamed to Class S on January 23, 2012. The information presented is that before and including the merger.

**	Class I shares of the International Equity Fund merged into Class A shares on January 23, 2012. The information presented is that before and including the merger.

***	The information presented includes the January 23, 2012 merger activity.

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	23

FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Asia-Pacific Region Fund
Class S
Period ended March 31, 2013†	$12.21	$0.02	$1.35	$1.37	$(0.09)	$–
Year ended September 30, 2012	10.12	0.11	2.02	2.13	(0.04)	–
Year ended September 30, 2011	12.35	0.07	(2.30)	(2.23)	–	–
Year ended September 30, 2010	10.64	0.01	1.89	1.90	(0.19)	–
Year ended September 30, 2009	9.47	0.08	1.20	1.28	(0.11)	–
Year ended September 30, 2008	18.82	0.10	(6.99)	(6.89)	(0.12)	(2.34)
Class C
Period ended March 31, 2013†	11.84	(0.04)	1.30	1.26	(0.01)	–
Year ended September 30, 2012	9.88	0.01	1.95	1.96	–	–
Year ended September 30, 2011	12.17	(0.02)	(2.27)	(2.29)	–	–
Year ended September 30, 2010	10.54	(0.05)	1.82	1.77	(0.14)	–
Year ended September 30, 2009	9.41	0.02	1.18	1.20	(0.07)	–
January 25, 2008 (inception) to September 30, 2008	13.73	0.05	(4.37)	(4.32)	–	–
Class A
Period ended March 31, 2013†	12.17	0.01	1.35	1.36	(0.03)	–
Year ended September 30, 2012	10.10	0.09	2.00	2.09	(0.02)	–
Year ended September 30, 2011	12.35	0.04	(2.29)	(2.25)	–	–
Year ended September 30, 2010	10.63	0.02	1.86	1.88	(0.16)	–
Year ended September 30, 2009	9.38	0.05	1.25	1.30	(0.05)	–
Year ended September 30, 2008	18.72	0.03	(6.93)	(6.90)	(0.10)	(2.34)
ICON Europe Fund
Class S
Period ended March 31, 2013†	12.69	0.02	1.18	1.20	(0.16)	–
Year ended September 30, 2012	10.27	0.19	2.41	2.60	(0.18)	–
Year ended September 30, 2011	12.95	0.19	(2.73)	(2.54)	(0.14)	–
Year ended September 30, 2010	12.28	0.18	0.60	0.78	(0.11)	–
Year ended September 30, 2009	13.23	0.15	(0.79)	(0.64)	(0.31)	–
Year ended September 30, 2008	24.04	0.36	(8.21)	(7.85)	(0.21)	(2.75)
Class C
Period ended March 31, 2013†	12.47	(0.05)	1.16	1.11	(0.07)	–
Year ended September 30, 2012	10.07	0.07	2.38	2.45	(0.05)	–
Year ended September 30, 2011	12.77	0.07	(2.70)	(2.63)	(0.07)	–
Year ended September 30, 2010	12.15	0.09	0.56	0.65	(0.03)	–
Year ended September 30, 2009	13.12	0.07	(0.80)	(0.73)	(0.24)	–
January 25, 2008 (inception) to September 30, 2008	17.91	0.07	(4.86)	(4.79)	–	–
Class A
Period ended March 31, 2013†	12.71	– (d)	1.19	1.19	(0.15)	–
Year ended September 30, 2012	10.28	0.15	2.42	2.57	(0.14)	–
Year ended September 30, 2011	12.98	0.18	(2.75)	(2.57)	(0.13)	–
Year ended September 30, 2010	12.30	0.15	0.60	0.75	(0.07)	–
Year ended September 30, 2009	13.14	0.12	(0.75)	(0.63)	(0.21)	–
Year ended September 30, 2008	23.91	0.26	(8.17)	(7.91)	(0.11)	(2.75)

24	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation and transfer agent earnings credits	After expense limitation and transfer agent earnings credits		Before expense limitation and transfer agent earnings credits	After expense limitation and transfer agent earnings credits	Portfolio turnover rate(b)

$(0.09)	$13.49	11.28%	$37,402	1.58%	1.58%		0.35%	0.35%	23.56%
(0.04)	12.21	21.16%	37,969	1.50%	1.50%		0.96%	0.96%	71.84%
–	10.12	(18.06)%	55,637	1.59%	1.59%		0.55%	0.55%	71.03%
(0.19)	12.35	18.02%	70,854	1.63%	1.63%		0.13%	0.13%	100.41%
(0.11)	10.64	14.18%	108,325	1.54%	1.54%		1.00%	1.00%	171.05%
(2.46)	9.47	(41.26)%	69,519	1.42%	1.42%		0.70%	0.70%	168.42%

(0.01)	13.09	10.69%	891	3.60%	2.56	%(c)	(1.66)%	(0.62)%	23.56%
–	11.84	19.84%	869	3.91%	2.55	%(c)	(1.28)%	0.08%	71.84%
–	9.88	(18.82)%	792	4.40%	2.55	%(c)	(2.02)%	(0.17)%	71.03%
(0.14)	12.17	17.02%	441	9.04%	2.57	%(c)	(6.91)%	(0.44)%	100.41%
(0.07)	10.54	13.10%	260	19.80%	2.55	%(c)	(17.06)%	0.19%	171.05%
–	9.41	(31.46)%	33	23.58%	2.64	%(c)	(20.28)%	0.66%	168.42%

(0.03)	13.50	11.21%	655	2.60%	1.81	%(c)	(0.60)%	0.19%	23.56%
(0.02)	12.17	20.73%	690	2.88%	1.80	%(c)	(0.31)%	0.77%	71.84%
–	10.10	(18.22)%	768	3.05%	1.81	%(c)	(0.97)%	0.27%	71.03%
(0.16)	12.35	17.91%	1,149	5.17%	1.82	%(c)	(3.13)%	0.22%	100.41%
(0.05)	10.63	14.11%	543	5.89%	1.82	%(c)	(3.41)%	0.66%	171.05%
(2.44)	9.38	(41.53)%	412	2.94%	1.88	%(c)	(0.82)%	0.24%	168.42%

(0.16)	13.73	9.48%	31,176	1.56%	1.56%		0.25%	0.25%	67.19%
(0.18)	12.69	25.69%	28,143	1.56%	1.56%		1.61%	1.61%	89.78%
(0.14)	10.27	(19.90)%	28,095	1.54%	1.54%		1.40%	1.40%	51.94%
(0.11)	12.95	6.40%	48,547	1.58%	1.58%		1.48%	1.48%	105.08%
(0.31)	12.28	(4.13)%	56,681	1.57%	1.57%		1.52%	1.52%	129.97%
(2.96)	13.23	(36.83)%	84,320	1.35%	1.35%		1.89%	1.89%	181.83%

(0.07)	13.51	8.91%	108	10.67%	2.55	%(c)	(8.81)%	(0.69)%	67.19%
(0.05)	12.47	24.46%	65	21.20%	2.55	%(c)	(18.00)%	0.65%	89.78%
(0.07)	10.07	(20.73)%	59	19.88%	2.52	%(c)	(16.84)%	0.52%	51.94%
(0.03)	12.77	5.37%	71	40.14%	2.55	%(c)	(36.86)%	0.73%	105.08%
(0.24)	12.15	(5.04)%	22	75.12%	2.57	%(c)	(71.83)%	0.72%	129.97%
–	13.12	(26.74)%	16	51.24%	2.58	%(c)	(48.03)%	0.63%	181.83%

(0.15)	13.75	9.39%	121	5.46%	1.80	%(c)	(3.71)%	(0.05)%	67.19%
(0.14)	12.71	25.26%	101	13.30%	1.80	%(c)	(10.23)%	1.27%	89.78%
(0.13)	10.28	(20.04)%	105	11.29%	1.80	%(c)	(8.20)%	1.29%	51.94%
(0.07)	12.98	6.16%	150	17.22%	1.80	%(c)	(14.22)%	1.21%	105.08%
(0.21)	12.30	(4.32)%	159	11.15%	1.82	%(c)	(8.08)%	1.25%	129.97%
(2.86)	13.14	(37.17)%	370	4.36%	1.83	%(c)	(1.18)%	1.35%	181.83%

FINANCIAL HIGHLIGHTS	25

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON International Equity Fund
Class S**
Period ended March 31, 2013†	$11.05	$0.01	$0.68	$0.69	$(0.05)	$–
Year ended September 30, 2012	9.22	0.16	1.78	1.94	(0.11)	–
Year ended September 30, 2011	12.11	0.14	(2.95)	(2.81)	(0.08)	–
Year ended September 30, 2010	11.13	0.13	1.06	1.19	(0.21)	–
Year ended September 30, 2009	10.87	0.11	0.35	0.46	(0.20)	–
Year ended September 30, 2008	20.34	0.22	(7.53)	(7.31)	(0.17)	(1.99)
Class C
Period ended March 31, 2013†	10.26	(0.05)	0.62	0.57	–	–
Year ended September 30, 2012	8.56	(0.02)	1.72	1.70	–	–
Year ended September 30, 2011	11.30	– (d)	(2.74)	(2.74)	–	–
Year ended September 30, 2010	10.40	(0.01)	1.01	1.00	(0.10)	–
Year ended September 30, 2009	10.10	– (d)	0.36	0.36	(0.06)	–
Year ended September 30, 2008	19.09	0.07	(7.07)	(7.00)	– (d)	(1.99)
Class A***
Period ended March 31, 2013†	10.99	(0.01)	0.67	0.66	(0.01)	–
Year ended September 30, 2012	9.16	0.11	1.77	1.88	(0.05)	–
Year ended September 30, 2011	12.04	0.10	(2.94)	(2.84)	(0.04)	–
Year ended September 30, 2010	11.07	0.08	1.06	1.14	(0.17)	–
Year ended September 30, 2009	10.78	0.06	0.37	0.43	(0.14)	–
Year ended September 30, 2008	20.24	0.18	(7.52)	(7.34)	(0.13)	(1.99)

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
**	Class S shares of the International Equity Fund merged into Class Z shares and were renamed to Class S on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
***	Class I shares merged into Class A on January 23, 2012. The results of Class I prior to the merger may have been different than what is presented.
†	Unaudited
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(c)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.
(d)	Amount less than $0.005.
(e)	The ratio of expenses to average net assets after the contractual expense limitation and voluntary expense waiver and transfer agent earnings credit is 1.25%, 2.52% and 1.76% for Class S, Class C and Class A, respectively.
(f)	The ratio of net investment income/ (loss) to average net assets after the contractual expense limitation and voluntary expense waiver and transfer agent earnings credit is 1.25%, (0.01%) and 0.74% for Class S, Class C and Class A, respectively.

26	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation and transfer agent earnings credits	After expense limitation and transfer agent earnings credits		Before expense limitation and transfer agent earnings credits	After expense limitation and transfer agent earnings credits		Portfolio turnover rate(b)

$(0.05)	$11.69	6.15%	$49,931	1.40%	1.40%		0.24%	0.24%		54.40%
(0.11)	11.05	21.19%	56,152	1.39%	1.39%		1.47%	1.47%		121.82%
(0.08)	9.22	(23.38)%	6,826	1.45%	1.45%		1.12%	1.12%		91.46%
(0.21)	12.11	10.87%	12,806	1.43%	1.36%		1.06%	1.12%		111.29%
(0.20)	11.13	5.16%	29,437	1.43%	1.25	%(e)	1.07%	1.25	%(f)	182.73%
(2.16)	10.87	(39.66)%	13,580	1.27%	1.27%		1.31%	1.31%		188.73%

–	10.83	5.56%	6,331	2.82%	2.56%		(1.14)%	(0.88)%		54.40%
–	10.26	19.86%	6,773	2.72%	2.55%		(0.41)%	(0.24)%		121.82%
–	8.56	(24.25)%	8,050	2.64%	2.55%		(0.11)%	(0.02)%		91.46%
(0.10)	11.30	9.65%	13,990	2.69%	2.55%		(0.21)%	(0.07)%		111.29%
(0.06)	10.40	3.79%	15,774	2.64%	2.55	%(e)	(0.13)%	(0.04	)%(f)	182.73%
(1.99)	10.10	(40.38)%	22,194	2.44%	2.44%		0.47%	0.47%		188.73%

(0.01)	11.64	6.02%	5,547	2.14%	1.81%		(0.48)%	(0.15)%		54.40%
(0.05)	10.99	20.61%	6,309	2.01%	1.80%		0.85%	1.06%		121.82%
(0.04)	9.16	(23.65)%	2,640	2.03%	1.80%		0.56%	0.79%		91.46%
(0.17)	12.04	10.38%	5,358	2.16%	1.80%		0.33%	0.68%		111.29%
(0.14)	11.07	4.65%	5,214	2.08%	1.80	%(e)	0.42%	0.70	%(f)	182.73%
(2.12)	10.78	(39.95)%	7,001	1.73%	1.73%		1.17%	1.17%		188.73%

FINANCIAL HIGHLIGHTS	27

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2013 (UNAUDITED)

1.  Organization

The ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”) and ICON International Equity Fund (“International Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund has three classes of shares: Class S, Class C and Class A. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently fifteen other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Asia-Pacific Region Fund and the Europe Fund primarily invest in companies whose principal business activities fall within specific regions. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity, and small market share.

28	NOTES TO FINANCIAL STATEMENTS

The Europe Fund has a significant weighting in France which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that country and/or sector.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be commercially remote.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets

NOTES TO FINANCIAL STATEMENTS	29

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Investments in other open-end investment companies are valued at net asset value.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

30	NOTES TO FINANCIAL STATEMENTS

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2013:

	Level 1	Level 2**	Total
ICON Asia-Pacific Region Fund*(a)
Assets
Common Stocks
Japan	$-	$9,569,954	$9,569,954
South Korea	271,436	7,182,493	7,453,929
Australia	-	6,056,680	6,056,680
Thailand	-	2,773,986	2,773,986
Singapore	-	2,355,987	2,355,987
India	-	2,279,404	2,279,404
Malaysia	533,688	1,664,135	2,197,823
Indonesia	-	1,949,432	1,949,432
Other Countries	803,663	890,658	1,694,321
Collateral for Securities on Loan	-	6,990,293	6,990,293
Short-Term Investments	-	2,227,309	2,227,309

Total	$1,608,787	$43,940,331	$45,549,118

ICON Europe Fund*(b)
Assets
Common Stocks
France	$-	$8,376,110	$8,376,110
Germany	-	7,319,392	7,319,392
Norway	-	4,419,040	4,419,040
Denmark	-	2,131,052	2,131,052
United Kingdom	-	2,116,620	2,116,620
Other Countries	387,632	4,395,216	4,782,848
Preferred Stock
Germany	-	385,364	385,364
Collateral for Securities on Loan	-	1,185,306	1,185,306
Short-Term Investments	-	1,165,202	1,165,202

Total	$387,632	$31,493,302	$31,880,934

NOTES TO FINANCIAL STATEMENTS	31

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

	Level 1	Level 2**	Total
ICON International Equity Fund*(b)
Assets
Common Stocks
South Korea	$549,658	$10,398,743	$10,948,401
France	-	8,133,178	8,133,178
Norway	-	5,840,006	5,840,006
Germany	-	5,547,562	5,547,562
Canada	4,430,119	-	4,430,119
Indonesia	-	3,774,769	3,774,769
Singapore	-	3,429,669	3,429,669
Other Countries	2,934,067	14,025,679	16,959,746
Preferred Stock
Brazil	484,968	-	484,968
Collateral for Securities on Loan	-	3,489,967	3,489,967
Short-Term Investments	-	1,091,185	1,091,185

Total	$8,398,812	$55,730,758	$64,129,570

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Country Composition tables for additional security details.

**	The end of period timing recognition is used for the transfers between levels of the Fund’s assets and liabilities.

(a)	Common stocks valued at $533,688 were transferred from Level 2 to Level 1 during the period ended March 31, 2013. At September 30, 2012, these securities were valued using fair value adjustment factors; at March 31, 2013, these securities were valued using quoted market prices in active markets without using fair value adjustment factors. There were no transfers from Level 1 to Level 2 as of the period ended March 31, 2013.

(b)	For the period ended March 31, 2013, there was no transfer activity between Level 1 and Level 2.

32	NOTES TO FINANCIAL STATEMENTS

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended March 31, 2013 for the Asia-Pacific Region Fund and the International Equity Fund, was as follows:

Common Stocks Hong Kong
ICON Asia-Pacific Region Fund
Beginning balance 9/30/12	$57,841
Purchases	-
Sales	-
Accrued discounts/(premiums)	-
Total realized gains/(losses)	-
Total change in unrealized appreciation/(depreciation)	(57,841)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending balance 3/31/13	$-

Net change in unrealized appreciation/(depreciation) on investments held at 3/31/13	$(57,841)

ICON International Equity Fund
Beginning balance 9/30/12	$151,454
Purchases	-
Sales	-
Accrued discounts/(premiums)	-
Total realized gains/(losses)	-
Total change in unrealized appreciation/(depreciation)	(151,454)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending balance 3/31/13	$-

Net change in unrealized appreciation/(depreciation) on investments held at 3/31/13	$(151,454)

Net realized gain/(loss) and net change in unrealized appreciation/depreciation is reflected on the Statement of Operations.

Fund Share Valuation

Fund shares are sold and redeemed on a continual basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

NOTES TO FINANCIAL STATEMENTS	33

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds may use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included on the Statement of Operations. At March 31, 2013, the Asia-Pacific Region Fund, Europe Fund and International Equity Fund had no outstanding forward foreign currency contracts.

34	NOTES TO FINANCIAL STATEMENTS

The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments	Location of Gain/(loss) on Derivatives Recognized in Operations	Amount
Forward foreign exchange contracts
Foreign exchange risk
ICON Europe Fund	Net realized gain/(loss) from	$(44,424)
ICON International Equity Fund	foreign currency transactions	(58,968)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments	Location of Gain/(Loss) on Derivatives Recognized in Operations	Amount
Forward Foreign exchange contracts
Foreign exchange risk
ICON Europe Fund	Change in unrealized net	$51,922
ICON International Equity Fund	appreciation/(depreciation) on foreign currency transactions	66,766

The number of contracts open during the period ended March 31, 2013 for the Europe Fund and International Equity Fund were 4 and 4, respectively.

The Funds value derivatives at fair value, as described above, and recognize changes in fair value currently in the results of operations. Accordingly, the Funds do not follow hedge accounting even for derivatives employed as economic hedges.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but gives up other rights including the right to vote proxies. The Funds also receive income for the loan. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds

NOTES TO FINANCIAL STATEMENTS	35

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds as of March 31, 2013, is included in the Statement of Operations.

As of March 31, 2013, the following Funds had securities with the following values on loan:

Fund	Value of Loaned Securities	Value of Collateral
ICON Asia-Pacific Region Fund	$6,527,671	$6,990,293
ICON Europe Fund	1,133,776	1,185,306
ICON International Equity Fund	3,377,260	3,489,967

The value of the collateral above could include collateral held for securities that were sold on or before March 31, 2013. It may also include collateral received from the pre-funding of loans.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. The Funds may utilize equalization accounting for

36	NOTES TO FINANCIAL STATEMENTS

tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

NOTES TO FINANCIAL STATEMENTS	37

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are the class level expenses that are included on the Statement of Operations:

Fund	Legal Expense	Printing and Postage Expense	Transfer Agent Expense
ICON Asia-Pacific Region Fund
Class S	$2,317	$10,331	$22,595
Class C	56	274	1,877
Class A	41	324	1,203
ICON Europe Fund
Class S	1,962	8,118	15,520
Class C	6	188	771
Class A	9	128	825
ICON International Equity Fund
Class S	3,651	7,259	23,793
Class C	449	1,896	12,321
Class A	395	2,714	12,490
3.  Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% of each Fund’s average daily net assets.

ICON Advisers has contractually agreed to limit the Funds’ operating expenses (exclusive of brokerage, interest, taxes, and extraordinary

38	NOTES TO FINANCIAL STATEMENTS

expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Asia-Pacific Region Fund	-	2.55%	1.80%
ICON Europe Fund	-	2.55%	1.80%
ICON International Equity Fund	1.55%	2.55%	1.80%

The Funds’ expense limitations will continue in effect until at least January 31, 2021. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2013 the following amounts were still available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2013	2014	2015	2016
ICON Asia-Pacific Region Fund	$30,987	$31,078	$22,319	$7,269
ICON Europe Fund	27,519	29,163	23,519	6,051
ICON International Equity Fund	17,618	11,377	25,950	17,940

Accounting, Custody and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the Fund accounting agent for the Funds. For its services, the Trust pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction cusip charges and out-of-pocket expenses. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions.

NOTES TO FINANCIAL STATEMENTS	39

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trusts’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2013, each Fund’s payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement with State Street to which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares. Under the 12b-1 Plan, Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The Class C shareholders pay an annual distribution and service fee of 1.00% of average daily net assets. The total amount paid under the 12b-1 plans by the Funds is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 86% by the Trust and 14% by ICON Advisers. For the period ended March 31, 2013, the total related amounts paid by the Funds

40	NOTES TO FINANCIAL STATEMENTS

under this arrangement are included in Other Expenses on the Statement of Operations.

The Funds may reimburse ICON Advisers for legal work performed for the Funds by its attorneys outside of the advisory and administration contracts. The Board of Trustees reviews and approves such reimbursements. For the period ended March 31, 2013, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

4.  Borrowings

The Trust has entered into Lines of Credit agreement with State Street to provide temporary funding for redemption requests. The maximum borrowing is limited to $150 million. Effective March 25, 2013, interest on domestic borrowings is charged at a rate quoted by State Street. Prior to March 25, 2013,

Interest on domestic borrowings was charged at the higher of the Federal Funds Rate effective on that day and the Overnight LIBOR Rate effective on that day plus 1.25%. The average interest rate charged for the period ended March 31, 2013 was 1.41%.

Fund	Average Borrowing (10/1/12-3/31/13)
ICON Asia-Pacific Region Fund	$46,063
ICON Europe Fund	2,372
ICON International Equity	302,663

5.  Purchases and Sales of Investment Securities

For the period ended March 31, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ICON Asia-Pacific Region Fund	$8,939,900	$15,841,785
ICON Europe Fund	18,729,965	19,234,868
ICON International Equity Fund	35,140,916	48,727,786

NOTES TO FINANCIAL STATEMENTS	41

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

6.  Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

For the year ended September 30, 2012 the following Funds had capital loss carryforwards:

Fund	Amounts	Expires
ICON Asia-Pacific Region Fund	$9,482,596	2017
ICON Europe Fund	24,032,405	2017
	26,614,409	2018
	1,013,882	Unlimited
ICON International Equity Fund	53,195,839	2017
	27,012,993	2018
	5,904,569	Unlimited

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2012 the Funds utilized capital loss carryforwards:

Fund	Amount
ICON Asia-Pacific Region Fund	$1,236,735
ICON Europe Fund	-
ICON International Equity Fund	-

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Funds. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused.

42	NOTES TO FINANCIAL STATEMENTS

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2012, were as follows:

Fund	Distributions Paid from Ordinary Income	Total Distributions Paid
ICON Asia-Pacific Region Fund	$217,338	$217,338
ICON Europe Fund	460,666	460,666
ICON International Equity Fund	686,711	686,711

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Late Year Loss Deferral**	Capital Loss Carryover	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
ICON Asia-Pacific Region Fund	$271,230	$(2,083,840)	$(9,482,596)	$(560,913)	$(11,856,119)
ICON Europe Fund	336,958	(2,309,656)	(51,660,696)	1,812,133	(51,821,261)
ICON International Equity Fund	113,893	(7,639,260)	(86,113,401)	588,189	(93,050,579)

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

**	The Funds have elected to defer certain qualified late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year.

As of March 31, 2013, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
ICON Asia-Pacific Region Fund	$42,728,674	$5,228,580	$(2,408,136)	$2,820,444
ICON Europe Fund	29,774,520	2,866,678	(760,264)	2,106,414
ICON International Equity Fund	61,496,766	7,211,975	(4,579,171)	(2,632,804)

7.  Subsequent Events

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require disclosure in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	43

SIX MONTH HYPOTHETICAL EXPENSE EXAMPLE

MARCH 31, 2013 (UNAUDITED)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/1/12 – 3/31/13).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),

44	EXPENSE EXAMPLE

redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expense Paid During Period 10/1/12 - 3/31/13*	Annualized Expense Ratio 10/1/12 - 3/31/13*
Actual Expenses
ICON Asia-Pacific Region Fund
Class S	$1,000	$1,112.80	$8.32	1.58%
Class C	1,000	1,106.90	13.45	2.56%
Class A	1,000	1,112.10	9.53	1.81%
ICON Europe Fund
Class S	1,000	1,094.80	8.15	1.56%
Class C	1,000	1,089.10	13.28	2.55%
Class A	1,000	1,093.90	9.40	1.80%
ICON International Equity Fund
Class S	1,000	1,061.50	7.20	1.40%
Class C	1,000	1,055.60	13.12	2.56%
Class A	1,000	1,060.20	9.30	1.81%
Hypothetical (assuming a 5% return before expenses)
ICON Asia-Pacific Region Fund
Class S	1,000	1,017.05	7.95
Class C	1,000	1,012.17	12.84
Class A	1,000	1,015.91	9.10
ICON Europe Fund
Class S	1,000	1,017.15	7.85
Class C	1,000	1,012.22	12.79
Class A	1,000	1,015.96	9.05
ICON International Equity Fund
Class S	1,000	1,017.95	7.04
Class C	1,000	1,012.17	12.84
Class A	1,000	1,015.91	9.10

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

EXPENSE EXAMPLE	45

OTHER INFORMATION (UNAUDITED)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

Cost Basis Information

Effective January 1, 2012, federal law requires mutual fund companies to maintain and report a shareholder’s cost basis by tax lot, gain/loss information and holding period of covered shares to the Internal Revenue Service on Form 1099. Covered shares are mutual fund shares acquired on or after January 1, 2012. A fund is not required to maintain and report information for shares not deemed as covered.

The new law requires each fund to elect a default tax identification methodology in order to perform the required reporting. As a result, the Trust has chosen Average Cost as its default tax identification methodology. This is the method each Fund will use. However, at the time of purchase or upon the sale of covered shares, shareholders may choose a different tax identification method. Furthermore, if you purchase shares through a financial intermediary, please contact the intermediary to find out what default tax identification method they will use. We recommend that you consult your tax adviser to determine which tax identification methodology best suits your individual tax situation.

46	OTHER INFORMATION

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

OTHER INFORMATION	47

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

2013 SEMIANNUAL REPORT

ICON OPPORTUNITIES FUND

INVESTMENT UPDATE

(UNAUDITED)

1-800-764-0442 | www.iconfunds.com

ABOUT THIS REPORT (UNAUDITED)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Fund’s performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Fund. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2013, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Fund.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

Securities of small companies generally involve greater risks than investments in larger companies. Small companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Small company securities tend to be more volatile and less liquid than equity securities of larger companies. This risk of small company investing may be compounded in that this Fund concentrates in sectors and industries which makes it less diverse than other investments, and may make it more volatility. The Fund may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to the economic, business or other developments that affect those industries or sectors.

The Fund may also invest in foreign securities which may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental and self-regulatory supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of financial statements released to the market as part of our analysis. Should there be a breakdown on the integrity of the financial statements or the markets in which these companies trade, the Funds could experience substantial losses.

The prospectus and statement of additional information contain this and other information about the Fund and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

2	ABOUT THIS REPORT

ICON Opportunities Fund

Sector Composition

March 31, 2013 (Unaudited)

Consumer Discretionary	22.9%
Information Technology	18.2%
Health Care	15.8%
Industrials	14.0%
Energy	11.1%
Financial	8.5%
Materials	6.1%

96.6%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	3

ICON Opportunities Fund

Industry Composition

March 31, 2013 (Unaudited)

Application Software	8.5%
Restaurants	7.1%
Electronic Equipment & Instruments	5.1%
Oil & Gas Drilling	5.0%
Health Care Services	4.8%
Trucking	4.7%
Asset Management & Custody Banks	4.4%
Oil & Gas Equipment & Services	4.4%
Health Care Technology	3.6%
Footwear	3.5%
Apparel Retail	3.2%
Biotechnology	2.9%
Catalog Retail	2.6%
Housewares & Specialties	2.5%
Pharmaceuticals	2.3%
Consumer Finance	2.2%
Diversified Chemicals	2.2%
Specialty Chemicals	2.2%
Aerospace & Defense	2.1%
Human Resource & Employment Services	2.1%
Specialty Stores	2.1%
Computer & Electronics Retail	2.0%
Electronic Components	2.0%
Specialized Finance	1.9%
Electrical Components & Equipment	1.8%
Commodity Chemicals	1.7%
Construction & Farm Machinery & Heavy Trucks	1.7%
Oil & Gas Refining & Marketing	1.7%
Industrial Machinery	1.6%
Data Processing & Outsourced Services	1.3%
Internet Software & Services	1.2%
Health Care Distributors	1.1%
Life Sciences Tools & Services	1.1%

96.6%

Percentages are based upon common stocks as a percentage of net assets.

4	SCHEDULE OF INVESTMENTS

ICON OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (96.6%)
292	Ascena Retail Group, Inc.†	$5,417
206	Atwood Oceanics, Inc.†	10,823
368	Bio-Reference Labs, Inc.†	9,561
124	Buffalo Wild Wings, Inc.†	10,854
225	Cabot Corp.	7,695
176	Cheesecake Factory, Inc.	6,795
118	Computer Programs & Systems, Inc.	6,385
98	Cubist Pharmaceuticals, Inc.†	4,588
110	Dril-Quip, Inc.†	9,589
169	Fair Isaac Corp.	7,722
85	FEI Co.	5,487
252	GameStop Corp., Class A	7,048
200	HB Fuller Co.	7,816
173	HEICO Corp.	7,510
133	Hibbett Sports, Inc.†	7,484
165	HSN, Inc.	9,052
144	JOS A. Bank Clothiers, Inc.†	5,746
438	Kforce, Inc.	7,170
351	Knight Transportation, Inc.	5,651
105	Landstar System, Inc.	5,994
80	Mednax, Inc.†	7,170
474	Mentor Graphics Corp.	8,556
145	Methanex Corp.	5,891
101	NeuStar, Inc., Class A†	4,700
200	OSI Systems, Inc.†	12,458
119	Owens & Minor, Inc.	3,875
100	PAREXEL International Corp.†	3,951
773	PDL BioPharma, Inc.	5,651
350	Perficient, Inc.†	4,081
51	Portfolio Recovery Associates, Inc.†	6,473
338	Quality Systems, Inc.	6,179
247	Questcor Pharmaceuticals, Inc.	8,037
79	Regal-Beloit Corp.	6,443
145	Rogers Corp.†	6,905

SCHEDULE OF INVESTMENTS	5

Shares or Principal Amount		Value
183	Rowan Cos. PLC†	$6,471
80	Ryder System, Inc.	4,780
270	SEI Investments Co.	7,790
67	Snap-on, Inc.	5,541
139	Steven Madden, Ltd.†	5,996
352	Texas Roadhouse, Inc.	7,107
116	Tidewater, Inc.	5,858
126	Toro Co.	5,801
106	Tupperware Brands Corp.	8,664
220	Tyler Technologies, Inc.†	13,477
176	Waddell & Reed Financial, Inc., Class A	7,705
139	Wolverine World Wide, Inc.	6,167
89	World Acceptance Corp.†	7,642
150	World Fuel Services Corp.	5,958

Total Common Stocks (Cost $306,703)		337,714
Short-Term Investments (1.3%)
4,429	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/13	4,429

Total Short-Term Investments (Cost $4,429)		4,429
Total Investments 97.9% (Cost $311,132)		342,143
Other Assets Less Liabilities 2.1%		7,284

Net Assets 100.0%		$349,427

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

6	SCHEDULE OF INVESTMENTS

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2013 (UNAUDITED)

ICON Opportunities Fund
Assets
Investments, at cost	$311,132

Investments, at value	342,143
Cash	92
Receivables:
Dividends	224
Expense reimbursements due from Adviser	10,402

Total Assets	352,861

Liabilities
Payables:
Advisory fees	218
Fund accounting fees	14
Transfer agent fees	160
Administration fees	15
Trustee fees	5
Accrued expenses	3,022

Total Liabilities	3,434

Net Assets	$349,427

Net Assets Consist of
Paid-in capital	$317,452
Accumulated undistributed net investment income/(loss)	870
Accumulated undistributed net realized gain	94
Unrealized appreciation/(depreciation)	31,011

Net Assets	$349,427

Shares outstanding (unlimited shares authorized, no par value)	31,575
Net asset value (offering and redemption price per share)	$11.07

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	7

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2013 (UNAUDITED)

ICON Opportunities Fund*
Investment Income
Dividends	2,985
Foreign taxes withheld	(4)

Total Investment Income	2,981

Expenses
Advisory fees	1,029
Fund accounting fees	31
Transfer agent fees	2,643
Administration fees	68
Custody fees	2,125
Trustee fees and expenses	10
Audit and tax service expense	8,864
Other expenses	857

Total expenses before expense reimbursement	15,627
Expense reimbursement by Adviser due to expense limitation agreement	(13,516)

Net Expenses	2,111

Net Investment Income/(Loss)	870

Net Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	94
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	31,011

Net realized and unrealized gain/(loss)	31,105

Net Increase/(Decrease) in Net Assets Resulting From Operations	$31,975

*	The Fund commenced operations on October 1, 2012.

The accompanying notes are an integral part of the financial statements.

8	FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

ICON Opportunities Fund*
Period Ended March 31, 2013 (unaudited)
Operations
Net investment income/(loss)	$870
Net realized gain/(loss)	94
Change in net unrealized appreciation/(depreciation)	31,011

Net increase/(decrease) in net assets resulting from operations	31,975

Dividends and Distributions to Shareholders
Fund Share Transactions
Shares sold	217,480
Shares repurchased	(28)

Net increase/(decrease) from fund share transactions	217,452

Total net increase/(decrease) in net assets	249,427
Net Assets
Beginning of period	100,000

End of period	$349,427

Transactions in Fund Shares
Shares sold	21,578
Reinvested dividends and distributions	-
Shares repurchased	(3)

Net increase/(decrease)	21,575

Shares outstanding, beginning of period	10,000

Shares outstanding, end of period	31,575

Accumulated undistributed net investment income/(loss)	$870

*	The Fund commenced operations on October 1, 2012.

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	9

FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Opportunities Fund
September 28, 2012 (inception) to March 31, 2013†	$10.00	$0.03	$1.04	$1.07	$-	$-

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
†	Unaudited
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is not annualized for periods less than a year.
(c)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.

10	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation	After expense limitation(c)	Before expense limitation	After expense limitation	Portfolio turnover rate(b)

$-	$11.07	10.70%	$349	11.41%	1.54%	(9.24)%	0.63%	22.24%

FINANCIAL HIGHLIGHTS	11

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2013 (UNAUDITED)

1.  Organization

ICON Opportunities Fund (the “Fund”) is part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. There are currently seventeen other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

The Fund is authorized to issue an unlimited number of no par shares. The Fund invests primarily in securities of small companies that ICON’s methodology suggests are underpriced or overpriced relative to our calculation of intrinsic value. The investment objective of the Fund is to provide capital appreciation.

The Fund may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a non-diversified fund may involve greater risk and volatility than a more diversified fund. Securities of small companies generally involve greater risks than investments in larger companies. Small company securities tend to be more volatile and less liquid than equity securities of larger companies. The Fund may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to the economic, business or other developments that affect those industries or sectors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity and small market share.

In the normal course of business, the Fund may enter into various agreements that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against the Fund is unknown. However, based on experience, the Fund expects the risk of loss to be commercially remote.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Fund’s securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

12	NOTES TO FINANCIAL STATEMENTS

The Fund uses pricing services to obtain the market value of securities in its portfolio; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Fund’s securities or other assets are valued at fair value as determined in good faith by the Fund’s Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Fund’s securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time the Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating the Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Investments in other open-end investment companies are valued at net asset value.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Fund’s investments, based on the inputs used to determine their values on March 31, 2013:

NOTES TO FINANCIAL STATEMENTS	13

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

	Level 1	Level 2	Total
ICON Opportunities Fund*
Assets
Common Stocks	$337,714	$-	$337,714
Short-Term Investments	-	4,429	4,429

Total	$337,714	$4,429	$342,143

*	Please refer to the Schedule of Investments and the Sector/Industry Classification tables for additional security details.

There were no Level 3 securities held in the Fund at March 31, 2013.

For the period ended March 31, 2013, there was no transfer activity between Level 1 and Level 2. The end of period timing recognition is used for the transfers between levels of the Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a continual basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Income Taxes

The Fund intends to qualify as regulated investment company under Subchapter M of the Internal Revenue Code and, accordingly, the Fund will generally not be subject to federal and state income taxes or federal excise taxes to the extent that it intends to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Fund from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of

14	NOTES TO FINANCIAL STATEMENTS

shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Fund’s tax position taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the past four years, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

3.  Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Fund and is responsible for managing the Fund’s portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 0.75% of the Fund’s average daily net assets.

ICON Advisers has contractually agreed to limit the Fund’s expenses (exclusive of brokerage, interest, taxes, dividends on short sales and extraordinary expenses) to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.50%.

The Fund’s expense limitation will continue in effect until at least January 31, 2014. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. The Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2013 the following amounts were still available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2016
ICON Opportunities Fund	$13,516

NOTES TO FINANCIAL STATEMENTS	15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Accounting, Custody and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the Fund accounting agent. For its services, the Trust pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction cusip charges and out-of-pocket expenses. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trusts’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2013, the Fund’s payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement with State Street to which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Fund. The CCO’s salary is paid 86% by the Trust and 14% by ICON Advisers. For the period ended March 31, 2013, the total related amounts paid by the Fund under this arrangement are included in Other Expenses on the Statement of Operations.

The Fund may reimburse ICON Advisers for legal work performed for the Fund by its attorneys outside of the advisory and administration contracts. The Board of Trustees reviews and approves such reimbursements. For the period ended March 31, 2013, the total related amounts paid by the Fund under this arrangement are included in Other Expenses on the Statement of Operations.

4.  Borrowings

The Trust has entered into a Line of Credit agreement with State Street to provide temporary funding for redemption requests. The maximum borrowing is limited to $150 million. Effective, March 25, 2013, interest on domestic borrowings is charged at a rate quoted and determined by State Street. Prior to March 25, 2013, the Fund was not party to the line of credit agreement.

The Fund did not borrow during the period ending March 31, 2013.

16	NOTES TO FINANCIAL STATEMENTS

5.  Purchases and Sales of Investment Securities

For the period ended March 31, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
ICON Opportunities Fund	$369,635	$63,026

6.  Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

As of March 31, 2013, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
ICON Opportunities Fund	$311,132	$37,850	$(6,839)	$31,011

7.  Subsequent Events

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require disclosure in the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS	17

SIX MONTH HYPOTHETICAL EXPENSE EXAMPLE

MARCH 31, 2013 (UNAUDITED)

Example

As a shareholder of the Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. The Fund also incurs various ongoing expenses, including management fees, service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/1/12 – 3/31/13).

Actual Expenses

The first line in the table for the Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for the Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expense Paid During Period 10/1/12 - 3/31/13*	Annualized Expense Ratio 10/1/12 - 3/31/13*
Actual Expenses
ICON Opportunities Fund	$1,000	$1,107.00	$8.09	1.54%
Hypothetical (assuming a 5% return before expenses)
ICON Opportunities Fund	1,000	1,017.25	7.75

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

18	EXPENSE EXAMPLE

OTHER INFORMATION (UNAUDITED)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of the Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of the Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

Cost Basis Information

Effective January 1, 2012, federal law requires mutual fund companies to maintain and report a shareholder’s cost basis by tax lot, gain/loss information and holding period of covered shares to the Internal Revenue Service on Form 1099. Covered shares are mutual fund shares acquired on or after January 1, 2012. A fund is not required to maintain and report information for shares not deemed as covered.

The new law requires each fund to elect a default tax identification methodology in order to perform the required reporting. As a result, the Trust has chosen Average Cost as its default tax identification methodology. This is the method the Fund will use. However, at the time of purchase or upon the sale of covered shares, shareholders may choose a different tax identification method. Furthermore, if you purchase shares through a financial intermediary, please contact the intermediary to find out what default tax identification method they will use. We recommend that you consult your tax adviser to determine which tax identification methodology best suits your individual tax situation.

For More Information

This report is for the general information of the Fund’s shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

OTHER INFORMATION	19

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

2013 SEMIANNUAL REPORT

ICON SECTOR FUNDS

INVESTMENT UPDATE

(UNAUDITED)

ICON Consumer Discretionary Fund

ICON Consumer Staples Fund

ICON Energy Fund

ICON Financial Fund

ICON Healthcare Fund

ICON Industrials Fund

ICON Information Technology Fund

ICON Materials Fund

ICON Utilities Fund

1-800-764-0442 | www.iconfunds.com

SAR-SECT-13 B95216

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442    •     www.iconfunds.com

ABOUT THIS REPORT (UNAUDITED)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2013, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

2	ABOUT THIS REPORT

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ABOUT THIS REPORT	3

ICON CONSUMER DISCRETIONARY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.4%)
42,200	Aaron’s, Inc.	$1,210,296
1,700	AutoZone, Inc.†	674,509
15,000	Bed Bath & Beyond, Inc.†	966,300
35,800	CBS Corp., Class B	1,671,502
21,700	Comcast Corp., Class A	911,617
33,000	DIRECTV†	1,868,130
21,200	Discovery Communications, Inc., Class A†	1,669,288
14,800	Dollar Tree, Inc.†	716,764
13,900	Expedia, Inc.	834,139
41,000	Hibbett Sports, Inc.†	2,307,070
30,200	Home Depot, Inc.	2,107,356
48,600	Interpublic Group of Cos., Inc.	633,258
51,150	Jarden Corp.†	2,191,778
66,600	LKQ Corp.†	1,449,216
17,800	MDC Holdings, Inc.	652,370
43,600	Newell Rubbermaid, Inc.	1,137,960
68,540	Nike, Inc., Class B	4,044,545
13,200	Nordstrom, Inc.	729,036
22,000	Omnicom Group, Inc.	1,295,800
3,800	Panera Bread Co., Class A†	627,912
18,200	PetSmart, Inc.	1,130,220
25,100	PulteGroup, Inc.†	508,024
12,600	PVH Corp.	1,345,806
9,800	Ralph Lauren Corp.	1,659,238

Shares or Principal Amount		Value
62,200	Ross Stores, Inc.	$3,770,564
31,000	Ryland Group, Inc.(a)	1,290,220
24,600	Tiffany & Co.	1,710,684
50,300	TJX Cos., Inc.	2,351,525
29,000	Toll Brothers, Inc.†	992,960
33,600	Tractor Supply Co.	3,498,768
15,500	Tupperware Brands Corp.	1,266,970
12,800	V.F. Corp.	2,147,200
16,500	Viacom, Inc., Class B	1,015,905
76,400	Walt Disney Co.	4,339,520
36,800	Wolverine World Wide, Inc.(a)	1,632,816

Total Common Stocks (Cost $48,799,655)		56,359,266
Collateral for Securities on Loan (5.0%)
2,873,133	State Street Navigator Prime Portfolio, 0.22%	2,873,133

Total Collateral for Securities on Loan (Cost $2,873,133)		2,873,133
Short-Term Investments (1.3%)
$753,127	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/13	753,127

Total Short-Term Investments (Cost $753,127)		753,127
Total Investments 104.7% (Cost $52,425,915)		59,985,526
Liabilities Less Other Assets (4.7)%		(2,712,933)

Net Assets 100.0%		$57,272,593

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2013.

4	SCHEDULE OF INVESTMENTS

ICON Consumer Discretionary Fund

Industry Composition

March 31, 2013 (unaudited)

Specialty Stores	15.1%
Apparel Retail	10.7%
Footwear	9.9%
Movies & Entertainment	9.3%
Apparel, Accessories & Luxury Goods	9.0%
Housewares & Specialties	8.0%
Homebuilding	6.0%
Broadcasting	5.8%
Cable & Satellite	4.8%
Homefurnishing Retail	3.8%
Home Improvement Retail	3.7%
Advertising	3.4%
Distributors	2.5%
Internet Retail	1.5%
Department Stores	1.3%
General Merchandise Stores	1.3%
Automotive Retail	1.2%
Restaurants	1.1%

98.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Discretionary Fund

Sector Composition

March 31, 2013 (unaudited)

Consumer Discretionary	98.4%

98.4%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	5

ICON CONSUMER STAPLES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.3%)
11,800	Archer-Daniels-Midland Co.	$398,014
6,000	Boston Beer Co., Inc., Class A†	957,840
11,400	British American Tobacco PLC, ADR	1,220,370
31,000	Brown-Forman Corp., Class B	2,213,400
15,500	Bunge, Ltd.	1,144,365
25,100	Casey’s General Stores, Inc.	1,463,330
104,100	Coca-Cola Co.	4,209,804
17,500	Colgate-Palmolive Co.	2,065,525
41,700	Costco Wholesale Corp.	4,424,787
7,200	Energizer Holdings, Inc.	718,056
16,000	Ingredion, Inc.	1,157,120
20,700	J.M. Smucker Co.	2,052,612
28,000	Kimberly-Clark Corp.	2,743,440
27,800	Lorillard, Inc.	1,121,730
25,600	McCormick & Co., Inc.	1,882,880
14,000	Mondelez International, Inc.	428,540

Shares or Principal Amount		Value
47,300	Philip Morris International, Inc.	$4,385,183
24,900	Procter & Gamble Co.	1,918,794
58,300	Reynolds American, Inc.	2,593,767
33,400	United Natural Foods, Inc.†	1,643,280
37,100	Wal-Mart Stores, Inc.	2,776,193
4,500	Whole Foods Market, Inc.	390,375

Total Common Stocks (Cost $37,648,997)		41,909,405
Short-Term Investments (0.4%)
$162,186	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/13	162,186

Total Short-Term Investments (Cost $162,186)		162,186
Total Investments 99.7% (Cost $37,811,183)		42,071,591
Other Assets Less Liabilities 0.3%		106,423

Net Assets 100.0%		$42,178,014

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

ADR	American Depositary Receipt

6	SCHEDULE OF INVESTMENTS

ICON Consumer Staples Fund

Industry Composition

March 31, 2013 (unaudited)

Tobacco	22.1%
Household Products	17.6%
Hypermarkets & Super Centers	17.1%
Packaged Foods & Meats	10.3%
Soft Drinks	10.0%
Agricultural Products	6.4%
Distillers & Vintners	5.2%
Food Retail	4.4%
Food Distributors	3.9%
Brewers	2.3%

99.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund

Sector Composition

March 31, 2013 (unaudited)

Consumer Staples	99.3%

99.3%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	7

ICON ENERGY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (98.1%)
282,200	Atwood Oceanics, Inc.†	$14,826,788
231,800	Cameron International Corp.†	15,113,360
501,900	Chevron Corp.	59,635,758
27,000	CNOOC, Ltd., ADR	5,170,500
464,500	ConocoPhillips	27,916,450
111,400	Core Laboratories NV	15,364,288
378,300	Denbury Resources, Inc.†	7,055,295
102,100	Dresser-Rand Group, Inc.†	6,295,486
294,500	Dril-Quip, Inc.†	25,671,565
275,400	Energen Corp.	14,323,554
232,600	Energy Transfer Partners L.P.	11,790,494
160,200	Ensco PLC, Class A	9,612,000
67,400	EOG Resources, Inc.	8,631,918
629,500	Exxon Mobil Corp.	56,724,245
345,200	FMC Technologies, Inc.†	18,775,428
410,300	Halliburton Co.	16,580,223
381,300	HollyFrontier Corp.	19,617,885
292,000	Marathon Petroleum Corp.	26,163,200
150,800	National Oilwell Varco, Inc.	10,669,100
171,200	Newfield Exploration Co.†	3,838,304
219,300	Noble Corp.	8,366,295
68,000	Noble Energy, Inc.	7,864,880
428,700	Oceaneering International, Inc.	28,469,967
333,100	Oil States International, Inc.†	27,170,967

Shares or Principal Amount		Value
462,850	Phillips 66	$32,385,614
145,800	Pioneer Natural Resources Co.	18,115,650
556,100	RPC, Inc.(a)	8,436,037
217,000	Southwestern Energy Co.†	8,085,420
208,500	Teekay LNG Partners L.P.	8,638,155
226,500	Tenaris S.A., ADR(a)	9,236,670
539,800	Tesoro Corp.	31,605,290
257,200	Ultrapar Participacoes S.A., ADR(a)	6,527,736
888,200	Valero Energy Corp.	40,404,218
241,300	Whiting Petroleum Corp.†	12,267,692
252,100	Williams Cos., Inc.	9,443,666

Total Common Stocks (Cost $507,955,237)		630,794,098
Collateral for Securities on Loan (1.8%)
11,453,694	State Street Navigator Prime Portfolio, 0.22%	11,453,694

Total Collateral for Securities on Loan (Cost $11,453,694)		11,453,694

8	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Short-Term Investments (1.8%)
$11,555,268	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/13	$11,555,268

Total Short-Term Investments (Cost $11,555,268)		11,555,268
Total Investments 101.7% (Cost $530,964,199)		653,803,060
Liabilities Less Other Assets (1.7)%		(10,747,921)

Net Assets 100.0%		$643,055,139

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2013.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS	9

ICON Energy Fund

Industry Composition

March 31, 2013 (unaudited)

Oil & Gas Equipment & Services	28.3%
Oil & Gas Refining & Marketing	23.4%
Integrated Oil & Gas	22.4%
Oil & Gas Exploration & Production	13.3%
Oil & Gas Storage & Transportation	5.7%
Oil & Gas Drilling	5.0%

98.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund

Sector Composition

March 31, 2013 (unaudited)

Energy	98.1%

98.1%

Percentages are based upon common stocks as a percentage of net assets.

10	SCHEDULE OF INVESTMENTS

ICON FINANCIAL FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.7%)
9,100	ACE, Ltd.	$809,627
3,600	Affiliated Managers Group, Inc.†	552,852
15,900	Aflac, Inc.	827,118
16,700	American Express Co.	1,126,582
22,200	Aon PLC	1,365,300
10,400	Arthur J Gallagher & Co.	429,624
31,100	BB&T Corp.	976,229
30,200	Brown & Brown, Inc.	967,608
24,700	Capital One Financial Corp.	1,357,265
7,400	Chubb Corp.	647,722
6,600	Credicorp, Ltd.	1,095,930
73,400	DFC Global Corp.†	1,221,376
23,200	Discover Financial Services	1,040,288
28,600	First Cash Financial Services, Inc.†	1,668,524
9,400	Franklin Resources, Inc.	1,417,614
20,300	HCC Insurance Holdings, Inc.	853,209
10,300	HCP, Inc., REIT	513,558
12,300	Home Properties, Inc., REIT	780,066
38,200	Invesco, Ltd.	1,106,272
9,400	Jones Lang LaSalle, Inc.	934,454
77,500	JPMorgan Chase & Co.	3,678,150
4,000	M&T Bank Corp.	412,640

Shares or Principal Amount		Value

11,500	McGraw-Hill Cos., Inc.	$598,920
35,500	Moody’s Corp.	1,892,860
30,800	Northern Trust Corp.	1,680,448
10,900	PNC Financial Services Group, Inc.	724,850
42,000	SEI Investments Co.	1,211,700
9,000	SVB Financial Group†	638,460
10,900	T Rowe Price Group, Inc.	816,083
77,700	U.S. Bancorp	2,636,361
7,100	Ventas, Inc., REIT	519,720
18,200	Waddell & Reed Financial, Inc., Class A	796,796
131,800	Wells Fargo & Co.	4,875,282
16,400	World Acceptance Corp.†	1,408,268

Total Common Stocks (Cost $34,731,249)		41,581,756
Short-Term Investments (0.4%)
$176,467	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/13	176,467

Total Short-Term Investments (Cost $176,467)		176,467
Total Investments 100.1% (Cost $34,907,716)		41,758,223
Liabilities Less Other Assets (0.1)%		(56,787)

Net Assets 100.0%		$41,701,436

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS	11

ICON Financial Fund

Industry Composition

March 31, 2013 (unaudited)

Diversified Banks	20.6%
Consumer Finance	18.8%
Asset Management & Custody Banks	18.2%
Other Diversified Financial Services	8.8%
Insurance Brokers	6.6%
Regional Banks	6.6%
Specialized Finance	4.5%
Property & Casualty Insurance	3.5%
Specialized REIT’s	2.5%
Real Estate Services	2.2%
Multi-line Insurance	2.1%
Life & Health Insurance	2.0%
Residential REIT’s	1.9%
Publishing	1.4%

99.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund

Sector Composition

March 31, 2013 (unaudited)

Financial	98.3%
Consumer Discretionary	1.4%

99.7%

Percentages are based upon common stocks as a percentage of net assets.

12	SCHEDULE OF INVESTMENTS

ICON HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.0%)
97,700	Abbott Laboratories	$3,450,764
75,375	Actavis, Inc.†	6,942,791
48,085	Alexion Pharmaceuticals, Inc.†	4,430,552
8,600	Allergan, Inc.	960,018
23,200	Amerisource-Bergen Corp.	1,193,640
76,390	Amgen, Inc.	7,830,739
22,900	AstraZeneca PLC, ADR	1,144,542
15,500	Bayer AG, ADR	1,605,025
35,000	Bio-Reference Labs, Inc.†(a)	909,300
27,900	Biogen Idec, Inc.†	5,382,189
192,820	Cambrex Corp.†	2,466,168
54,509	Cerner Corp.†	5,164,728
23,310	Computer Programs & Systems, Inc.	1,261,304
16,435	Covidien PLC	1,114,950
87,000	Cubist Pharmaceuticals, Inc.†	4,073,340
17,585	Ensign Group, Inc.	587,339
37,735	Express Scripts, Inc.†	2,175,423
141,682	Gilead Sciences, Inc.†	6,932,500
20,100	GlaxoSmithKline PLC, ADR	942,891
113,300	HMS Holdings Corp.†	3,076,095
73,400	Hospira, Inc.†	2,409,722
22,600	Illumina, Inc.†(a)	1,220,400
7,925	Intuitive Surgical, Inc.†	3,892,681
51,300	Johnson & Johnson	4,182,489
28,635	McKesson Corp.	3,091,435
61,715	Merck & Co., Inc.	2,729,654

Shares or Principal Amount		Value
17,480	MWI Veterinary Supply, Inc.†	$2,311,905
22,200	Novartis AG, ADR	1,581,528
22,600	Novo Nordisk AS, ADR	3,649,900
25,600	Patterson Cos., Inc.	973,824
369,300	PDL BioPharma, Inc.(a)	2,699,583
50,850	Perrigo Co.	6,037,420
158,795	Pfizer, Inc.	4,582,824
40,000	ResMed, Inc.(a)	1,854,400
116,315	Skilled Healthcare Group, Inc., Class A†	764,189
43,700	St Jude Medical, Inc.	1,767,228
34,600	Stryker Corp.	2,257,304
39,470	Teva Pharmaceutical Industries, Ltd., ADR	1,566,170
48,300	United Therapeutics Corp.†	2,940,021
21,325	Varian Medical Systems, Inc.†	1,535,400
11,165	Waters Corp.†	1,048,505

Total Common Stocks (Cost $97,176,902)		114,740,880
Collateral for Securities on Loan (5.6%)
6,436,309	State Street Navigator Prime Portfolio, 0.22%	6,436,309

Total Collateral for Securities on Loan (Cost $6,436,309)		6,436,309

SCHEDULE OF INVESTMENTS	13

Shares or Principal Amount		Value
Short-Term Investments (0.8%)
$1,000,015	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/13	$1,000,015

Total Short-Term Investments (Cost $1,000,015)		1,000,015
Total Investments 105.4% (Cost $104,613,226)		122,177,204
Liabilities Less Other Assets (5.4)%		(6,291,730)

Net Assets 100.0%		$115,885,474

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2013.

ADR	American Depositary Receipt

14	SCHEDULE OF INVESTMENTS

ICON Healthcare Fund

Industry Composition

March 31, 2013 (unaudited)

Pharmaceuticals	36.0%
Biotechnology	29.6%
Health Care Equipment	10.7%
Health Care Technology	8.2%
Health Care Distributors	6.5%
Life Sciences Tools & Services	4.1%
Health Care Services	2.7%
Health Care Facilities	1.2%

99.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund

Sector Composition

March 31, 2013 (unaudited)

Health Care	99.0%

99.0%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	15

ICON INDUSTRIALS FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.1%)
10,000	3M Co.	$1,063,100
25,000	AMETEK, Inc.	1,084,000
5,000	Boeing Co.	429,250
3,000	Canadian National Railway Co.	300,900
14,000	Caterpillar, Inc.	1,217,580
7,000	Cintas Corp.	308,910
20,000	Crane Co.	1,117,200
20,000	CSX Corp.	492,600
11,000	Danaher Corp.	683,650
5,000	Deere & Co.	429,900
12,000	Delta Air Lines, Inc.†	198,120
15,000	Dover Corp.	1,093,200
10,000	Eaton Corp.	612,500
5,000	Emerson Electric Co.	279,350
25,000	Fastenal Co.	1,283,750
3,500	FedEx Corp.	343,700
25,000	Fluor Corp.	1,658,250
25,000	Foster Wheeler AG†	571,250
15,000	General Dynamics Corp.	1,057,650
75,000	General Electric Co.	1,734,000
20,000	Healthcare Services Group, Inc.	512,600
20,000	HEICO Corp.	868,200
15,000	Honeywell International, Inc.	1,130,250

Shares or Principal Amount		Value
10,000	Hubbell, Inc., Class B	$971,100
10,000	IDEX Corp.	534,200
4,000	Joy Global, Inc.	238,080
5,000	Landstar System, Inc.	285,450
15,000	MSC Industrial Direct Co., Class A	1,286,700
11,000	Norfolk Southern Corp.	847,880
5,000	Parker Hannifin Corp.	457,900
5,000	Precision Castparts Corp.	948,100
8,000	Raytheon Co.	470,320
10,000	Regal-Beloit Corp.	815,600
7,000	Ryder System, Inc.	418,250
20,000	Spirit Aerosystems Holdings, Inc., Class A†	379,800
13,000	Union Pacific Corp.	1,851,330
4,000	United Parcel Service, Inc., Class B	343,600
33,000	United Technologies Corp.	3,083,190
24,000	URS Corp.	1,137,840
8,000	WW Grainger, Inc.	1,799,840

Total Common Stocks (Cost $27,296,846)		34,339,090
Total Investments 99.1% (Cost $27,296,846)		34,339,090
Other Assets Less Liabilities 0.9%		313,324

Net Assets 100.0%		$34,652,414

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

16	SCHEDULE OF INVESTMENTS

ICON Industrials Fund

Industry Composition

March 31, 2013 (unaudited)

Aerospace & Defense	24.1%
Trading Companies & Distributors	12.6%
Electrical Components & Equipment	10.9%
Industrial Conglomerates	10.1%
Railroads	10.1%
Construction & Engineering	9.7%
Industrial Machinery	9.2%
Construction & Farm Machinery & Heavy Trucks	5.4%
Diversified Support Services	2.4%
Air Freight & Logistics	2.0%
Trucking	2.0%
Airlines	0.6%

99.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund

Sector Composition

March 31, 2013 (unaudited)

Industrials	99.1%

99.1%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	17

ICON INFORMATION TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (101.0%)
34,600	Accenture PLC, Class A	$2,628,562
16,100	ACI Worldwide, Inc.†	786,646
51,300	Amdocs, Ltd.	1,859,625
21,575	ANSYS, Inc.†	1,756,637
24,500	Apple, Inc.	10,844,435
21,000	CACI International, Inc., Class A†	1,215,270
34,440	Citrix Systems, Inc.†	2,485,190
28,400	Cognizant Technology Solutions Corp., Class A†	2,175,724
14,700	eBay, Inc.†	797,034
61,600	EMC Corp.†	1,471,624
15,700	F5 Networks, Inc.†	1,398,556
5,900	Factset Research Systems, Inc.(a)	546,340
53,225	Fair Isaac Corp.	2,431,850
26,600	Fidelity National Information Services, Inc.	1,053,892
24,300	Global Payments, Inc.	1,206,738
6,325	Google, Inc., Class A†	5,022,240
38,400	Informatica Corp.†	1,323,648
15,100	Infosys Technologies, Ltd., ADR(a)	814,041
95,840	Insight Enterprises, Inc.†	1,976,221
29,100	International Business Machines Corp.	6,207,030
24,300	Intuit, Inc.	1,595,295
6,080	Mastercard, Inc., Class A	3,290,070
164,300	Mentor Graphics Corp.	2,965,615
69,200	Microsoft Corp.	1,979,812

Shares or Principal Amount		Value
69,400	Oracle Corp.	$2,244,396
71,000	Perficient, Inc.†	827,860
17,300	Rogers Corp.†	823,826
70,277	ScanSource, Inc.†	1,983,217
45,060	SYNNEX Corp.†	1,667,220
14,300	Syntel, Inc.	965,536
36,300	Total System Services, Inc.	899,514
10,665	Tyler Technologies, Inc.†	653,338
79,790	VeriFone Systems, Inc.†	1,650,057
24,045	Visa, Inc., Class A	4,083,803
45,200	Western Digital Corp.	2,272,656
46,300	Western Union Co.	696,352

Total Common Stocks (Cost $60,371,047)		76,599,870
Collateral for Securities on Loan (1.2%)
881,585	State Street Navigator Prime Portfolio, 0.22%	881,585

Total Collateral for Securities on Loan (Cost $881,585)		881,585
Short-Term Investments (0.4%)
$296,822	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/13	296,822

Total Short-Term Investments (Cost $296,822)		296,822
Total Investments 102.6% (Cost $61,549,454)		77,778,277
Liabilities Less Other Assets (2.6)%		(1,971,323)

Net Assets 100.0%		$75,806,954

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2013.

ADR	American Depositary Receipt

18	SCHEDULE OF INVESTMENTS

ICON Information Technology Fund

Industry Composition

March 31, 2013 (unaudited)

IT Consulting & Other Services	19.6%
Application Software	19.2%
Data Processing & Outsourced Services	18.3%
Computer Hardware	14.3%
Internet Software & Services	8.8%
Technology Distributors	7.4%
Systems Software	5.6%
Computer Storage & Peripherals	4.9%
Communications Equipment	1.8%
Electronic Components	1.1%

101.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund

Sector Composition

March 31, 2013 (unaudited)

Information Technology	101.0%

101.0%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	19

ICON MATERIALS FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.2%)
3,000	Air Products & Chemicals, Inc.	$261,360
15,000	Airgas, Inc.	1,487,400
5,000	Albemarle Corp.	312,600
5,000	Aptargroup, Inc.	286,750
10,000	Archer-Daniels-Midland Co.	337,300
15,000	Ashland, Inc.	1,114,500
15,000	Bemis Co., Inc.	605,400
25,000	Buckeye Technologies, Inc.	748,750
30,000	Cabot Corp.	1,026,000
5,000	Celanese Corp.	220,250
2,500	CF Industries Holdings, Inc.	475,925
10,000	Commercial Metals Co.	158,500
70,000	Dow Chemical Co.	2,228,800
65,000	E.I. du Pont de Nemours & Co.	3,195,400
40,000	Ecolab, Inc.	3,207,200
40,000	FMC Corp.	2,281,200
60,000	Freeport-McMoRan Copper & Gold, Inc.	1,986,000
25,000	HB Fuller Co.	977,000
25,000	KapStone Paper and Packaging Corp.	695,000
15,000	Koppers Holdings, Inc.	659,700
35,000	LyondellBasell Industries, Class A	2,215,150
25,000	Methanex Corp.	1,015,750
30,000	Monsanto Co.	3,168,900

Shares or Principal Amount		Value
7,000	Mosaic Co.	$417,270
2,000	NewMarket Corp.	520,720
15,000	Newmont Mining Corp.	628,350
3,000	Norfolk Southern Corp.	231,240
55,000	Nucor Corp.	2,538,250
12,000	Praxair, Inc.	1,338,480
15,000	Reliance Steel & Aluminum Co.	1,067,550
22,000	RPM International, Inc.	694,760
20,000	Sigma-Aldrich Corp.	1,553,600
35,000	Silgan Holdings, Inc.	1,653,750
6,000	Silver Wheaton Corp.	188,100
30,000	Steel Dynamics, Inc.	476,100
5,000	Union Pacific Corp.	712,050
10,000	Valspar Corp.	622,500

Total Common Stocks (Cost $33,344,933)		41,307,555
Short-Term Investments (1.9%)
$792,763	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/13	792,763

Total Short-Term Investments (Cost $792,763)		792,763
Total Investments 101.1% (Cost $34,137,696)		42,100,318
Liabilities Less Other Assets (1.1)%		(460,543)

Net Assets 100.0%		$41,639,775

The accompanying notes are an integral part of the financial statements.

20	SCHEDULE OF INVESTMENTS

ICON Materials Fund

Industry Composition

March 31, 2013 (unaudited)

Specialty Chemicals	22.1%
Diversified Chemicals	21.0%
Steel	10.2%
Fertilizers & Agricultural Chemicals	9.8%
Commodity Chemicals	9.3%
Industrial Gases	7.4%
Diversified Metals & Mining	4.8%
Metal & Glass Containers	4.7%
Paper Products	3.5%
Railroads	2.3%
Paper Packaging	1.5%
Gold	1.4%
Other Industries (each less than 1%)	1.2%

99.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Materials Fund

Sector Composition

March 31, 2013 (unaudited)

Materials	96.1%
Industrials	2.3%
Consumer Staples	0.8%

99.2%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	21

ICON UTILITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.5%)
76,000	AES Corp.	$955,320
12,500	Allete, Inc.	612,750
73,900	American Electric Power Co., Inc.	3,593,757
18,400	American Water Works Co., Inc.	762,496
36,600	Aqua America, Inc.	1,150,704
21,800	Atmos Energy Corp.	930,642
48,700	Avista Corp.	1,334,380
25,400	Dominion Resources, Inc. of Virginia	1,477,772
9,400	Duke Energy Corp.	682,346
14,900	Hawaiian Electric Industries, Inc.	412,879
31,100	Integrys Energy Group, Inc.	1,808,776
21,900	Laclede Group, Inc.	935,130
40,500	MDU Resources Group, Inc.	1,012,095
12,500	NextEra Energy, Inc.	971,000
30,700	OGE Energy Corp.	2,148,386
42,700	PG&E Corp.	1,901,431
11,000	Public Service Enterprise Group, Inc.	377,740

Shares or Principal Amount		Value

55,100	SCANA Corp.	$2,818,916
6,400	Sempra Energy	511,616
17,500	South Jersey Industries, Inc.	972,825
89,700	Southern Co.	4,208,724
17,000	UIL Holdings Corp.	673,030
101,500	Westar Energy, Inc.	3,367,770
25,900	Wisconsin Energy Corp.	1,110,851
104,500	Xcel Energy, Inc.	3,103,650

Total Common Stocks (Cost $33,160,010)		37,834,986
Short-Term Investments (0.3%)
$134,963	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/13	134,963

Total Short-Term Investments (Cost $134,963)		134,963
Total Investments 99.8% (Cost $33,294,973)		37,969,949
Other Assets Less Liabilities 0.2%		62,276

Net Assets 100.0%		$38,032,225

The accompanying notes are an integral part of the financial statements.

22	SCHEDULE OF INVESTMENTS

ICON Utilities Fund

Industry Composition

March 31, 2013 (unaudited)

Multi-Utilities	46.3%
Electric Utilities	38.2%
Gas Utilities	7.5%
Water Utilities	5.0%
Independent Power Producers & Energy Traders	2.5%

99.5%

Percentages are based upon common stocks as a percentage of net assets.

ICON Utilities Fund

Sector Composition

March 31, 2013 (unaudited)

Utilities	87.2%
Telecommunication	12.3%

99.5%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	23

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2013 (UNAUDITED)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Assets
Investments, at cost	$52,425,915	$37,811,183	$530,964,199

Investments, at value†	59,985,526	42,071,591	653,803,060
Cash	10,948	-	19,604
Receivables:
Fund shares sold	175,624	37,549	1,986,041
Dividends	69,860	191,770	120,235
Expense reimbursements due from Adviser	530	448	-
Foreign tax reclaims	-	3,207	30,554
Other assets	25,027	20,944	94,859

Total Assets	60,267,515	42,325,509	656,054,353

Liabilities
Payables:
Expense recoupment due to adviser	475	4,051	-
Payable for collateral received on securities loaned	2,873,133	-	11,453,694
Fund shares redeemed	30,776	70,793	789,606
Distributions due to shareholders	-	9,305	-
Advisory fees	51,244	34,807	530,079
Accrued distribution fees	709	1,380	11,918
Fund accounting fees	3,574	2,369	35,929
Transfer agent fees	11,162	7,245	82,896
Administration fees	2,562	1,740	26,781
Trustee fees	1,612	1,057	16,184
Accrued expenses	19,675	14,748	52,127

Total Liabilities	2,994,922	147,495	12,999,214

Net Assets - all share classes	$57,272,593	$42,178,014	$643,055,139

Net Assets - Class S	$54,144,139	$39,503,310	$616,074,809

Net Assets - Class C	$161,301	$1,350,655	$10,283,058

Net Assets - Class A	$2,967,153	$1,324,049	$16,697,272

24	FINANCIAL STATEMENTS

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Net Assets Consist of
Paid-in capital	$59,772,141	$37,251,334	$545,562,045
Accumulated undistributed net investment income/(loss)	48,109	143,166	1,148,955
Accumulated undistributed net realized gain/(loss)	(10,107,268)	523,106	(26,494,722)
Unrealized appreciation/(depreciation)	7,559,611	4,260,408	122,838,861

Net Assets	$57,272,593	$42,178,014	$643,055,139

Shares outstanding (unlimited shares authorized, no par value)
Class S	4,216,745	3,551,321	28,175,394
Class C	12,890	123,147	475,783
Class A	234,734	118,520	765,658
Net asset value (offering and redemption price per share)
Class S	$12.84	$11.12	$21.87
Class C	$12.51	$10.97	$21.61
Class A	$12.64	$11.17	$21.81
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$13.41	$11.85	$23.14

† Includes securities on loan of	$2,776,884	$-	$10,833,699

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	25

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2013 (UNAUDITED)

	ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund
Assets
Investments, at cost	$34,907,716	$104,613,226	$27,296,846

Investments, at value†	41,758,223	122,177,204	34,339,090
Cash	9,513	-	-
Receivables:
Fund shares sold	87,667	201,442	22,930
Investments sold	-	-	440,665
Dividends	40,312	155,042	42,224
Expense reimbursements due from Adviser	436	962	1,284
Foreign tax reclaims	4,616	23,931	-
Other assets	20,073	35,507	20,283

Total Assets	41,920,840	122,594,088	34,866,476

Liabilities
Payables:
Due to custodian bank	-	-	134,460
Expense recoupment due to adviser	-	2,594	-
Payable for collateral received on securities loaned	-	6,436,309	-
Fund shares redeemed	148,034	116,710	17,186
Advisory fees	37,286	96,877	30,775
Accrued distribution fees	1,495	1,604	45
Fund accounting fees	2,521	6,420	2,230
Transfer agent fees	10,615	20,924	9,569
Administration fees	1,864	4,844	1,539
Trustee fees	1,145	2,717	1,088
Accrued expenses	16,444	19,615	17,170

Total Liabilities	219,404	6,708,614	214,062

Net Assets - all share classes	$41,701,436	$115,885,474	$34,652,414

Net Assets - Class S	$36,742,219	$108,518,142	$34,486,321

Net Assets - Class C	$275,295	$155,198	$16,292

Net Assets - Class A	$4,683,922	$7,212,134	$149,801

26	FINANCIAL STATEMENTS

	ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund
Net Assets Consist of
Paid-in capital	$134,846,849	$89,187,523	$60,131,229
Accumulated undistributed net investment income/(loss)	235,540	391,127	175,823
Accumulated undistributed net realized gain/(loss)	(100,231,460)	8,742,846	(32,696,896)
Unrealized appreciation/(depreciation)	6,850,507	17,563,978	7,042,258

Net Assets	$41,701,436	$115,885,474	$34,652,414

Shares outstanding (unlimited shares authorized, no par value)
Class S	5,318,276	5,485,231	3,605,647
Class C	41,096	8,032	1,719
Class A	685,118	367,937	15,807
Net asset value (offering and redemption price per share)
Class S	$6.91	$19.78	$9.56
Class C	$6.70	$19.32	$9.48
Class A	$6.84	$19.60	$9.48
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$7.26	$20.80	$10.06

† Includes securities on loan of	$-	$6,287,012	$-

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	27

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2013 (UNAUDITED)

	ICON Information Technology Fund	ICON Materials Fund	ICON Utilities Fund
Assets
Investments, at cost	$61,549,454	$34,137,696	$33,294,973

Investments, at value†	77,778,277	42,100,318	37,969,949
Cash	11,639	8,920	5,220
Receivables:
Fund shares sold	109,123	9,876	57,052
Dividends	27,944	72,308	146,445
Expense reimbursements due from Adviser	1,183	1,460	577
Foreign tax reclaims	-	-	4,916
Other assets	24,976	21,880	21,212

Total Assets	77,953,142	42,214,762	38,205,371

Liabilities
Payables:
Expense recoupment due to adviser	-	-	3,965
Investments purchased	-	315,988	-
Payable for collateral received on securities loaned	881,585	-	-
Fund shares redeemed	1,155,868	194,187	68,273
Distributions due to shareholders	-	-	38,488
Advisory fees	65,778	34,224	31,213
Accrued distribution fees	471	247	3,154
Fund accounting fees	4,655	2,502	1,979
Transfer agent fees	13,895	11,150	7,391
Administration fees	3,289	1,711	1,560
Trustee fees	2,089	1,199	871
Accrued expenses	18,558	13,779	16,252

Total Liabilities	2,146,188	574,987	173,146

Net Assets - all share classes	$75,806,954	$41,639,775	$38,032,225

Net Assets - Class S	$75,397,436	$40,984,881	$32,431,610

Net Assets - Class C	$251,439	$160,021	$3,199,709

Net Assets - Class A	$158,079	$494,873	$2,400,906

28	FINANCIAL STATEMENTS

	ICON Information Technology Fund	ICON Materials Fund	ICON Utilities Fund
Net Assets Consist of
Paid-in capital	$87,285,026	$50,577,805	$41,753,771
Accumulated undistributed net investment income/(loss)	(90,671)	165,694	(2,482)
Accumulated undistributed net realized gain/(loss)	(27,616,224)	(17,066,346)	(8,394,040)
Unrealized appreciation/(depreciation)	16,228,823	7,962,622	4,674,976

Net Assets	$75,806,954	$41,639,775	$38,032,225

Shares outstanding (unlimited shares authorized, no par value)
Class S	7,149,585	3,464,266	4,285,822
Class C	24,520	13,646	428,606
Class A	15,146	41,965	320,763
Net asset value (offering and redemption price per share)
Class S	$10.55	$11.83	$7.57
Class C	$10.25	$11.73	$7.47
Class A	$10.44	$11.79	$7.48
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$11.08	$12.51	$7.94

† Includes securities on loan of	$867,551	$-	$-
The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	29

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2013 (UNAUDITED)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Investment Income
Interest	$17	$14	$192
Dividends	458,089	887,259	7,238,164
Income from securities lending, net	482	4,148	42,204
Foreign taxes withheld	-	-	(35,813)

Total Investment Income	458,588	891,421	7,244,747

Expenses
Advisory fees	301,280	212,012	2,911,891
Distribution fees:
Class C	470	5,655	43,199
Class A	2,802	1,519	20,720
Fund accounting fees	7,747	5,719	81,821
Transfer agent fees	30,453	23,869	243,381
Administration fees	15,064	10,601	146,697
Custody fees	1,969	1,300	8,658
Registration fees:
Class S	7,653	6,568	15,837
Class C	446	607	1,499
Class A	1,123	487	1,544
Insurance expense	4,121	2,009	47,853
Trustee fees and expenses	3,280	2,288	30,870
Audit and tax service expense	12,229	12,229	12,229
Interest expense	3,159	1,398	1,803
Recoupment of previously reimbursed expenses	-	19,182	-
Other expenses	19,720	15,333	141,476

Total expenses before expense reimbursement	411,516	320,776	3,709,478
Expense reimbursement by Adviser due to expense limitation agreement	(1,038)	(748)	-

Net Expenses	410,478	320,028	3,709,478

Net Investment Income/(Loss)	48,110	571,393	3,535,269

Net Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	7,993,394	2,776,551	14,608,867
Foreign currency	-	-	-
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(3,080,670)	911,994	68,113,350

Net realized and unrealized gain/(loss)	4,912,724	3,688,545	82,722,217

Net Increase/(Decrease) in Net Assets Resulting From Operations	$4,960,834	$4,259,938	$86,257,486

The accompanying notes are an integral part of the financial statements.

30	FINANCIAL STATEMENTS

ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund	ICON Information Technology Fund	ICON Materials Fund	ICON Utilities Fund

$16	$53	$10	$13	$35	$15
519,489	1,042,600	427,524	534,365	446,458	711,294
-	60,969	712	3,061	577	-
-	(24,016)	(367)	-	(1,997)	-

519,505	1,079,606	427,879	537,439	445,073	711,309

188,172	517,992	175,561	392,076	194,599	155,107

1,188	636	97	1,372	877	15,762
10,747	2,959	188	1,578	649	6,211
5,646	15,124	5,360	11,071	6,172	4,295
25,786	58,486	22,555	40,473	25,799	18,978
9,409	25,900	8,778	19,604	9,730	7,755
1,344	1,935	1,491	1,675	1,198	952

5,375	7,468	6,173	6,973	5,919	6,445
377	697	372	417	705	725
1,399	574	378	1,017	680	1,395
3,699	7,004	3,612	5,531	4,521	2,406
2,000	5,487	1,963	4,261	2,068	1,700
12,229	12,229	12,229	12,229	12,229	12,229
1,098	429	1,407	1,059	1,179	2,341

895	2,595	-	211	-	6,027
15,469	30,919	14,384	24,337	15,700	12,169

284,833	690,434	254,548	523,884	282,025	254,497

(873)	(1,959)	(2,494)	(1,747)	(2,648)	(1,020)

283,960	688,475	252,054	522,137	279,377	253,477

235,545	391,131	175,825	15,302	165,696	457,832

2,272,569	9,914,602	3,422,380	2,412,711	1,478,673	1,143,739
-	-	(13)	-	-	-

3,184,553	3,470,160	1,886,815	(4,075,354)	1,084,845	2,212,090

5,457,122	13,384,762	5,309,182	(1,662,643)	2,563,518	3,355,829

$5,692,667	$13,775,893	$5,485,007	$(1,647,341)	$2,729,214	$3,813,661

FINANCIAL STATEMENTS	31

STATEMENTS OF CHANGES IN NET ASSETS

	ICON Consumer Discretionary Fund
	Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012
Operations
Net investment income/(loss)	$48,110	$107,080
Net realized gain/(loss)	7,993,394	1,721,881
Change in net unrealized appreciation/(depreciation)	(3,080,670)	11,806,915

Net increase/(decrease) in net assets resulting from operations	4,960,834	13,635,876

Dividends and Distributions to Shareholders
Net investment income
Class S	(107,081)	-
Class C	-	-
Class A	-	-
Net realized gains
Class S	-	-
Class C	-	-
Class A	-	-

Net decrease from dividends and distributions	(107,081)	-

Fund Share Transactions
Shares sold
Class S	19,347,749	41,313,577
Class C	93,910	41,835
Class A	1,438,797	12,555,595
Reinvested dividends and distributions
Class S	105,010	-
Class C	-	-
Class A	-	-
Shares repurchased
Class S	(28,250,801)	(29,433,208)
Class C	(10,530)	(19,367)
Class A	(229,714)	(12,336,129)

Net increase/(decrease) from fund share transactions	(7,505,579)	12,122,303

Total net increase/(decrease) in net assets	(2,651,826)	25,758,179
Net Assets
Beginning of period	59,924,419	34,166,240

End of period	$57,272,593	$59,924,419

32	FINANCIAL STATEMENTS

ICON Consumer Staples Fund		ICON Energy Fund		ICON Financial Fund
Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012	Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012	Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012

$571,393	$377,838	$3,535,269	$5,254,624	$235,545	$307,391
2,776,551	1,416,484	14,608,867	(14,957,676)	2,272,569	389,339
911,994	3,306,301	68,113,350	111,974,219	3,184,553	9,758,028

4,259,938	5,100,623	86,257,486	102,271,167	5,692,667	10,454,758

(418,468)	(607,366)	(7,939,013)	(4,918,808)	(212,181)	(210,303)
(6,928)	(4,771)	(40,681)	(14,407)	(2,641)	(30)
(10,703)	(37,597)	(198,437)	(36,255)	(87,060)	(365)

-	-	-	(13,005,707)	-	-
-	-	-	(124,748)	-	-
-	-	-	(160,032)	-	-

(436,099)	(649,734)	(8,178,131)	(18,259,957)	(301,882)	(210,698)

13,141,179	38,108,999	74,485,475	120,855,909	12,713,872	27,764,740
399,611	858,192	1,674,053	3,912,708	238,946	1,000
150,376	3,237,040	6,270,154	11,659,637	467,804	8,825,613

410,387	590,753	7,493,213	16,918,343	206,388	205,516
2,130	3,283	32,808	123,901	2,641	30
8,524	36,134	156,316	166,811	71,977	127

(15,223,703)	(26,025,739)	(107,437,417)	(209,071,623)	(8,102,666)	(42,061,174)
(94,572)	(20,676)	(890,961)	(1,176,364)	-	(9,535)
(439,583)	(1,931,826)	(7,955,453)	(3,368,788)	(6,264,202)	(459,328)

(1,645,651)	14,856,160	(26,171,812)	(59,979,466)	(665,240)	(5,733,011)

2,178,188	19,307,049	51,907,543	24,031,744	4,725,545	4,511,049

39,999,826	20,692,777	591,147,596	567,115,852	36,975,891	32,464,842

$42,178,014	$39,999,826	$643,055,139	$591,147,596	$41,701,436	$36,975,891

FINANCIAL STATEMENTS	33

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Consumer Discretionary Fund
	Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012
Transactions in Fund Shares
Shares sold
Class S	1,636,032	3,838,023
Class C	7,803	4,075
Class A	121,861	1,265,567
Reinvested dividends and distributions
Class S	9,147	-
Class C	-	-
Class A	-	-
Shares repurchased
Class S	(2,363,226)	(2,787,134)
Class C	(868)	(1,766)
Class A	(19,532)	(1,134,440)

Net increase/(decrease)	(608,783)	1,184,325

Shares outstanding, beginning of period	5,073,152	3,888,827

Shares outstanding, end of period	4,464,369	5,073,152

Accumulated undistributed net investment income/(loss)	$48,109	$107,080

The accompanying notes are an integral part of the financial statements.

34	FINANCIAL STATEMENTS

ICON Consumer Staples Fund		ICON Energy Fund		ICON Financial Fund
Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012	Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012	Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012

1,280,834	3,984,680	3,647,920	6,426,038	1,947,247	5,007,873
39,188	88,143	82,639	208,736	40,214	188
14,286	341,933	313,686	640,406	74,438	1,623,709

38,995	62,161	401,996	970,645	34,227	42,288
204	346	1,776	7,162	450	6
800	3,860	8,404	9,581	12,036	26

(1,451,456)	(2,756,946)	(5,443,586)	(11,259,069)	(1,249,516)	(7,376,904)
(9,046)	(2,125)	(46,235)	(64,819)	-	(1,661)
(42,919)	(202,173)	(384,748)	(183,587)	(949,462)	(80,699)

(129,114)	1,519,879	(1,418,148)	(3,244,907)	(90,366)	(785,174)

3,922,102	2,402,223	30,834,983	34,079,890	6,134,856	6,920,030

3,792,988	3,922,102	29,416,835	30,834,983	6,044,490	6,134,856

$143,166	$7,872	$1,148,955	$5,791,817	$235,540	$301,877

FINANCIAL STATEMENTS	35

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Healthcare Fund
	Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012
Operations
Net investment income/(loss)	$391,131	$965,962
Net realized gain/(loss)	9,914,602	3,733,841
Change in net unrealized appreciation/(depreciation)	3,470,160	19,012,768

Net increase/(decrease) in net assets resulting from operations	13,775,893	23,712,571

Dividends and Distributions to Shareholders
Net investment income
Class S	(960,315)	(661,181)
Class C	(830)	(198)
Class A	(4,814)	(1,982)
Net realized gains
Class S	-	-
Class C	-	-
Class A	-	-

Net decrease from dividends and distributions	(965,959)	(663,361)

Fund Share Transactions
Shares sold
Class S	12,074,208	59,020,177
Class C	52,012	78,893
Class A	6,301,898	544,015
Reinvested dividends and distributions
Class S	908,195	617,310
Class C	494	198
Class A	3,781	1,781
Shares repurchased
Class S	(17,671,446)	(56,788,889)
Class C	(16,569)	(7,628)
Class A	(8,223)	(346,970)

Net increase/(decrease) from fund share transactions	1,644,350	3,118,887

Total net increase/(decrease) in net assets	14,454,284	26,168,097
Net Assets
Beginning of period	101,431,190	75,263,093

End of period	$115,885,474	$101,431,190

36	FINANCIAL STATEMENTS

ICON Industrials Fund		ICON Information Technology Fund		ICON Materials Fund
Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012	Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012	Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012

$175,825	$420,657	$15,302	$(143,424)	$165,696	$569,890
3,422,367	3,544,086	2,412,711	(316,676)	1,478,673	1,938,852
1,886,815	7,192,118	(4,075,354)	18,102,518	1,084,845	11,086,211

5,485,007	11,156,861	(1,647,341)	17,642,418	2,729,214	13,594,953

(420,405)	(533,894)	-	-	(562,814)	(645,281)
-	(101)	-	-	(522)	(1,002)
(217)	(1,598)	-	-	(6,559)	(4,720)

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

(420,622)	(535,593)	-	-	(569,895)	(651,003)

5,056,826	9,116,007	10,363,742	31,212,015	8,367,691	8,002,597
2,495	15,368	71,648	290,459	2,332	71,781
27,868	2,866,767	121,937	1,490,272	88,246	168,201

414,890	525,486	-	-	518,793	586,449
-	55	-	-	473	923
175	548	-	-	5,232	3,278

(15,643,515)	(31,170,444)	(16,686,753)	(26,579,338)	(11,641,834)	(38,839,092)
-	(21,576)	(109,203)	(8,609)	(48,688)	(25,844)
(66,136)	(2,948,167)	(1,331,150)	(106,906)	(172,992)	(225,421)

(10,207,397)	(21,615,956)	(7,569,779)	6,297,893	(2,880,747)	(30,257,128)

(5,143,012)	(10,994,688)	(9,217,120)	23,940,311	(721,428)	(17,313,178)

39,795,426	50,790,114	85,024,074	61,083,763	42,361,203	59,674,381

$34,652,414	$39,795,426	$75,806,954	$85,024,074	$41,639,775	$42,361,203

FINANCIAL STATEMENTS	37

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Healthcare Fund
	Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012
Transactions in Fund Shares
Shares sold
Class S	661,118	3,772,473
Class C	2,980	4,831
Class A	345,773	33,895
Reinvested dividends and distributions
Class S	51,749	43,138
Class C	29	14
Class A	217	125
Shares repurchased
Class S	(975,412)	(3,607,680)
Class C	(966)	(488)
Class A	(428)	(20,932)

Net increase/(decrease)	85,060	225,376

Shares outstanding, beginning of period	5,776,140	5,550,764

Shares outstanding, end of period	5,861,200	5,776,140

Accumulated undistributed net investment income/(loss)	$391,127	$965,955

The accompanying notes are an integral part of the financial statements.

38	FINANCIAL STATEMENTS

ICON Industrials Fund		ICON Information Technology Fund		ICON Materials Fund
Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012	Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012	Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012

559,274	1,103,070	994,581	3,027,960	713,889	722,271
270	1,849	7,364	28,703	203	6,709
3,219	344,128	11,876	142,036	7,965	15,763

49,628	69,694	-	-	47,903	58,940
-	7	-	-	44	94
21	73	-	-	484	330

(1,802,811)	(3,827,215)	(1,616,946)	(2,685,759)	(1,041,354)	(3,597,504)
-	(2,595)	(10,891)	(816)	(4,428)	(2,440)
(7,504)	(342,247)	(128,231)	(10,696)	(15,236)	(21,569)

(1,197,903)	(2,653,236)	(742,247)	501,428	(290,530)	(2,817,406)

4,821,076	7,474,312	7,931,498	7,430,070	3,810,407	6,627,813

3,623,173	4,821,076	7,189,251	7,931,498	3,519,877	3,810,407

$175,823	$420,620	$(90,671)	$(105,973)	$165,694	$569,893

FINANCIAL STATEMENTS	39

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Utilities Fund
	Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012
Operations
Net investment income/(loss)	$457,832	$912,208
Net realized gain/(loss)	1,143,739	361,079
Change in net unrealized appreciation/(depreciation)	2,212,090	1,826,061

Net increase/(decrease) in net assets resulting from operations	3,813,661	3,099,348

Dividends and Distributions to Shareholders
Net investment income
Class S	(377,483)	(787,907)
Class C	(33,536)	(80,281)
Class A	(54,495)	(187,259)
Net realized gains
Class S	-	-
Class C	-	-
Class A	-	-

Net decrease from dividends and distributions	(465,514)	(1,055,447)

Fund Share Transactions
Shares sold
Class S	16,180,736	20,476,677
Class C	61,582	3,909,159
Class A	170,328	6,771,649
Reinvested dividends and distributions
Class S	331,280	686,914
Class C	10,792	36,141
Class A	25,823	91,904
Shares repurchased
Class S	(10,369,593)	(20,585,025)
Class C	(454,173)	(809,410)
Class A	(5,165,298)	(514,585)

Net increase/(decrease) from fund share transactions	791,477	10,063,424

Total net increase/(decrease) in net assets	4,139,624	12,107,325
Net Assets
Beginning of period	33,892,601	21,785,276

End of period	$38,032,225	$33,892,601

40	FINANCIAL STATEMENTS

	ICON Utilities Fund
	Period ended March 31, 2013 (unaudited)	Year ended September 30, 2012
Transactions in Fund Shares
Shares sold
Class S	2,289,918	3,079,659
Class C	9,008	600,513
Class A	24,314	1,048,723
Reinvested dividends and distributions
Class S	46,588	101,750
Class C	1,570	5,426
Class A	3,778	13,780
Shares repurchased
Class S	(1,505,564)	(3,116,021)
Class C	(66,702)	(125,065)
Class A	(764,801)	(76,922)

Net increase/(decrease)	38,109	1,531,843

Shares outstanding, beginning of period	4,997,082	3,465,239

Shares outstanding, end of period	5,035,191	4,997,082

Accumulated undistributed net investment income/(loss)	$(2,482)	$5,200

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	41

FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Consumer Discretionary Fund
Class S
Period ended March 31, 2013†	$11.82	$0.01	$1.03	$1.04	$(0.02)	$-
Year ended September 30, 2012	8.79	0.03	3.00	3.03	-	-
Year ended September 30, 2011	7.92	(0.02)	0.89	0.87	-	-
Year ended September 30, 2010	6.83	(0.05)	1.42	1.37	(0.28)	-
Year ended September 30, 2009	7.19	0.01	(0.37)	(0.36)	-	-
Year ended September 30, 2008	12.79	- (d)	(2.61)	(2.61)	-	(2.99)
Class C
Period ended March 31, 2013†	11.57	(0.07)	1.01	0.94	-	-
Year ended September 30, 2012	8.72	(0.12)	2.97	2.85	-	-
Year ended September 30, 2011	7.92	(0.12)	0.92	0.80	-	-
Class A
Period ended March 31, 2013†	11.65	(0.02)	1.01	0.99	-	-
Year ended September 30, 2012	8.75	(0.02)	2.92	2.90	-	-
Year ended September 30, 2011	7.92	(0.06)	0.89	0.83	-	-
ICON Consumer Staples Fund
Class S
Period ended March 31, 2013†	10.20	0.14	0.89	1.03	(0.11)	-
Year ended September 30, 2012	8.61	0.14	1.69	1.83	(0.24)	-
Year ended September 30, 2011	8.08	0.10	0.52	0.62	(0.09)	-
Year ended September 30, 2010	7.32	0.08	0.76	0.84	(0.08)	-
Year ended September 30, 2009	7.37	0.04	(0.09)	(0.05)	-	- (d)
Year ended September 30, 2008	10.62	0.03	(1.60)	(1.57)	(0.13)	(1.55)
Class C
Period ended March 31, 2013†	10.06	0.08	0.89	0.97	(0.06)	-
Year ended September 30, 2012	8.53	0.05	1.66	1.71	(0.18)	-
Year ended September 30, 2011	8.08	0.04	0.50	0.54	(0.09)	-
Class A
Period ended March 31, 2013†	10.24	0.12	0.90	1.02	(0.09)	-
Year ended September 30, 2012	8.68	0.11	1.68	1.79	(0.23)	-
Year ended September 30, 2011	8.08	0.11	0.58	0.69	(0.09)	-

42	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation and transfer agent earnings credits	After expense limitation and transfer agent earnings credits		Before expense limitation and transfer agent earnings credits	After expense limitation and transfer agent earnings credits	Portfolio turnover rate(b)

$(0.02)	$12.84	8.84%	$54,144	1.34%	1.34	%(c)	0.18%	0.18%	56.44%
-	11.82	34.47%	58,314	1.40%	1.40	%(c)	0.26%	0.26%	91.24%
-	8.79	10.98%	34,123	1.54%	1.54	%(c)	(0.23)%	(0.23)%	107.57%
(0.28)	7.92	20.61%	17,750	2.02%	2.02%		(0.62)%	(0.62)%	194.84%
-	6.83	(5.01)%	14,205	1.63%	1.63%		0.14%	0.14%	200.23%
(2.99)	7.19	(24.21)%	72,242	1.38%	1.38%		(0.04)%	(0.04)%	218.32%

-	12.51	8.12%	161	4.96%	2.75	%(c)	(3.45)%	(1.24)%	56.44%
-	11.57	32.68%	69	6.01%	2.75	%(c)	(4.42)%	(1.16)%	91.24%
-	8.72	10.10%	32	13.14%	2.75	%(c)	(11.73)%	(1.34)%	107.57%

-	12.64	8.59%	2,967	1.93%	1.93	%(c)	(0.34)%	(0.34)%	56.44%
-	11.65	33.03%	1,542	1.78%	1.78	%(c)	(0.20)%	(0.20)%	91.24%
-	8.75	10.48%	11	18.49%	1.98	%(c)	(17.17)%	(0.66)%	107.57%

(0.11)	11.12	10.14%	39,499	1.47%	1.47	%(c)	2.74%	2.74%	57.59%
(0.24)	10.20	21.50%	37,567	1.55%	1.51	%(c)	1.40%	1.44%	81.81%
(0.09)	8.61	7.64%	20,614	1.57%	1.50	%(c)	1.03%	1.10%	109.56%
(0.08)	8.08	11.56%	30,640	1.54%	1.54%		0.98%	0.98%	86.31%
- (d)	7.32	(0.64)%	26,074	1.58%	1.58%		0.72%	0.72%	134.29%
(1.68)	7.37	(17.40)%	42,139	1.46%	1.46%		0.31%	0.31%	132.40%

(0.06)	10.97	9.66%	1,351	2.54%	2.51	%(c)	1.53%	1.56%	57.59%
(0.18)	10.06	20.26%	934	3.33%	2.51	%(c)	(0.35)%	0.47%	81.81%
(0.09)	8.53	6.65%	55	7.00%	2.50	%(c)	(4.09)%	0.41%	109.56%

(0.09)	11.17	10.03%	1,324	1.85%	1.76	%(c)	2.26%	2.35%	57.59%
(0.23)	10.24	20.94%	1,499	2.05%	1.77	%(c)	0.82%	1.10%	81.81%
(0.09)	8.68	8.52%	24	7.60%	1.75	%(c)	(4.60)%	1.25%	109.56%

FINANCIAL HIGHLIGHTS	43

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Energy Fund
Class S
Period ended March 31, 2013†	$19.18	$0.12	$2.85	$2.97	$(0.28)	$-
Year ended September 30, 2012	16.64	0.16	2.93	3.09	(0.15)	(0.40)
Year ended September 30, 2011	16.69	0.16	-	0.16	(0.21)	-
Year ended September 30, 2010	16.92	0.21	(0.23)	(0.02)	(0.21)	-
Year ended September 30, 2009	27.06	0.21	(2.41)	(2.20)	(0.12)	(7.82)
Year ended September 30, 2008	41.46	0.20	(4.82)	(4.62)	(0.11)	(9.67)
Class C
Period ended March 31, 2013†	18.87	0.02	2.81	2.83	(0.09)	-
Year ended September 30, 2012	16.47	(0.04)	2.88	2.84	(0.04)	(0.40)
Year ended September 30, 2011	16.69	(0.10)	0.09	(0.01)	(0.21)	-
Class A
Period ended March 31, 2013†	19.12	0.09	2.84	2.93	(0.24)	-
Year ended September 30, 2012	16.59	0.11	2.91	3.02	(0.09)	(0.40)
Year ended September 30, 2011	16.69	0.08	0.03	0.11	(0.21)	-
ICON Financial Fund
Class S
Period ended March 31, 2013†	6.04	0.04	0.88	0.92	(0.05)	-
Year ended September 30, 2012	4.69	0.04	1.34	1.38	(0.03)	-
Year ended September 30, 2011	5.55	0.03	(0.87)	(0.84)	(0.02)	-
Year ended September 30, 2010	5.97	0.02	(0.32)	(0.30)	(0.12)	-
Year ended September 30, 2009	8.55	0.09	(2.43)	(2.34)	(0.24)	-
Year ended September 30, 2008	14.30	0.21	(4.29)	(4.08)	(0.14)	(1.53)
Class C
Period ended March 31, 2013†	5.91	0.01	0.85	0.86	(0.07)	-
Year ended September 30, 2012	4.64	(0.02)	1.31	1.29	(0.02)	-
Year ended September 30, 2011	5.55	(0.02)	(0.87)	(0.89)	(0.02)	-
Class A
Period ended March 31, 2013†	5.99	0.04	0.87	0.91	(0.06)	-
Year ended September 30, 2012	4.68	0.01	1.33	1.34	(0.03)	-
Year ended September 30, 2011	5.55	0.01	(0.86)	(0.85)	(0.02)	-

44	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation and transfer agent earnings credits	After expense limitation and transfer agent earnings credits		Before expense limitation and transfer agent earnings credits	After expense limitation and transfer agent earnings credits	Portfolio turnover rate(b)

$(0.28)	$21.87	15.74%	$616,075	1.24%	1.24	%(c)	1.23%	1.23%	46.17%
(0.55)	19.18	18.87%	567,054	1.23%	1.23	%(c)	0.87%	0.87%	74.41%
(0.21)	16.64	0.80%	556,393	1.20%	1.20	%(c)	0.77%	0.77%	88.31%
(0.21)	16.69	(0.17)%	510,181	1.24%	1.24%		1.26%	1.26%	169.86%
(7.94)	16.92	(1.73)%	560,555	1.24%	1.24%		1.39%	1.39%	186.47%
(9.78)	27.06	(14.62)%	492,637	1.16%	1.16%		0.59%	0.59%	119.87%

(0.09)	21.61	15.10%	10,283	2.30%	2.30	%(c)	0.16%	0.16%	46.17%
(0.44)	18.87	17.50%	8,257	2.36%	2.36	%(c)	(0.20)%	(0.20)%	74.41%
(0.21)	16.47	(0.23)%	4,718	2.47%	2.47	%(c)	(0.47)%	(0.47)%	88.31%

(0.24)	21.81	15.56%	16,697	1.56%	1.56	%(c)	0.91%	0.91%	46.17%
(0.49)	19.12	18.47%	15,836	1.55%	1.55	%(c)	0.61%	0.61%	74.41%
(0.21)	16.59	0.49%	6,005	1.70%	1.70	%(c)	0.38%	0.38%	88.31%

(0.05)	6.91	15.33%	36,742	1.44%	1.44	%(c)	1.27%	1.27%	45.37%
(0.03)	6.04	29.54%	27,696	1.39%	1.39	%(c)	0.70%	0.70%	95.47%
(0.02)	4.69	(15.18)%	32,432	1.40%	1.40	%(c)	0.44%	0.44%	100.23%
(0.12)	5.55	(5.11)%	58,750	1.43%	1.43%		0.36%	0.36%	143.36%
(0.24)	5.97	(26.80)%	82,067	1.42%	1.42%		1.70%	1.70%	194.00%
(1.67)	8.55	(31.93)%	128,175	1.22%	1.22%		1.94%	1.94%	220.83%

(0.07)	6.70	14.63%	275	3.24%	2.51	%(c)	(0.53)%	0.20%	45.37%
(0.02)	5.91	27.79%	3	23.96%	2.51	%(c)	(21.84)%	(0.39)%	95.47%
(0.02)	4.64	(16.08)%	9	35.28%	2.50	%(c)	(33.22)%	(0.44)%	100.23%

(0.06)	6.84	15.27%	4,684	1.70%	1.70	%(c)	1.23%	1.23%	45.37%
(0.03)	5.99	28.83%	9,278	1.80%	1.77	%(c)	0.09%	0.12%	95.47%
(0.02)	4.68	(15.36)%	24	7.37%	1.75	%(c)	(5.50)%	0.12%	100.23%

FINANCIAL HIGHLIGHTS	45

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Healthcare Fund
Class S
Period ended March 31, 2013†	$17.56	$0.07	$2.32	$2.39	$(0.17)	$-
Year ended September 30, 2012	13.56	0.17	3.97	4.14	(0.14)	-
Year ended September 30, 2011	12.78	0.12	0.73	0.85	(0.07)	-
Year ended September 30, 2010	12.29	0.04	0.63	0.67	(0.18)	-
Year ended September 30, 2009	13.49	0.08	(1.28)	(1.20)	-	-
Year ended September 30, 2008	17.68	(0.02)	(2.65)	(2.67)	-	(1.52)
Class C
Period ended March 31, 2013†	17.21	(0.04)	2.27	2.23	(0.12)	-
Year ended September 30, 2012	13.43	(0.01)	3.91	3.90	(0.12)	-
Year ended September 30, 2011	12.78	(0.01)	0.73	0.72	(0.07)	-
Class A
Period ended March 31, 2013†	17.42	0.06	2.28	2.34	(0.16)	-
Year ended September 30, 2012	13.53	0.11	3.94	4.05	(0.16)	-
Year ended September 30, 2011	12.78	0.12	0.70	0.82	(0.07)	-
ICON Industrials Fund
Class S
Period ended March 31, 2013†	8.26	0.04	1.37	1.41	(0.11)	-
Year ended September 30, 2012	6.80	0.07	1.48	1.55	(0.09)	-
Year ended September 30, 2011	7.47	0.07	(0.67)	(0.60)	(0.07)	-
Year ended September 30, 2010	6.38	0.05	1.17	1.22	(0.13)	-
Year ended September 30, 2009	8.16	0.08	(1.82)	(1.74)	(0.04)	-
Year ended September 30, 2008	10.77	0.05	(2.32)	(2.27)	(0.01)	(0.33)
Class C
Period ended March 31, 2013†	8.12	(0.02)	1.38	1.36	-	-
Year ended September 30, 2012	6.72	(0.01)	1.46	1.45	(0.05)	-
Year ended September 30, 2011	7.47	(0.02)	(0.66)	(0.68)	(0.07)	-
Class A
Period ended March 31, 2013†	8.10	0.03	1.36	1.39	(0.01)	-
Year ended September 30, 2012	6.76	0.08	1.35	1.43	(0.09)	-
Year ended September 30, 2011	7.47	0.05	(0.69)	(0.64)	(0.07)	-

46	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation and transfer agent earnings credits	After expense limitation and transfer agent earnings credits		Before expense limitation and transfer agent earnings credits	After expense limitation and transfer agent earnings credits	Portfolio turnover rate(b)

$(0.17)	$19.78	13.74%	$108,518	1.32%	1.32	%(c)	0.76%	0.76%	48.64%
(0.14)	17.56	30.76%	100,938	1.34%	1.34	%(c)	1.08%	1.08%	47.59%
(0.07)	13.56	6.66%	75,116	1.36%	1.36	%(c)	0.85%	0.85%	83.63%
(0.18)	12.78	5.39%	72,554	1.36%	1.36%		0.31%	0.31%	102.42%
-	12.29	(8.90)%	110,605	1.37%	1.37%		0.74%	0.74%	105.75%
(1.52)	13.49	(16.43)%	160,083	1.25%	1.25%		(0.12)%	(0.12)%	61.44%

(0.12)	19.32	13.06%	155	4.75%	2.50	%(c)	(2.65)%	(0.40)%	48.64%
(0.12)	17.21	29.24%	103	11.81%	2.51	%(c)	(9.38)%	(0.08)%	47.59%
(0.07)	13.43	5.64%	22	31.38%	2.50	%(c)	(28.98)%	(0.10)%	83.63%

(0.16)	19.60	13.52%	7,212	1.80%	1.75	%(c)	0.55%	0.60%	48.64%
(0.16)	17.42	30.19%	390	2.89%	1.76	%(c)	(0.46)%	0.67%	47.59%
(0.07)	13.53	6.42%	126	7.15%	1.75	%(c)	(4.58)%	0.82%	83.63%

(0.11)	9.56	17.25%	34,486	1.43%	1.43	%(c)	1.00%	1.00%	24.58%
(0.09)	8.26	22.99%	39,621	1.40%	1.40	%(c)	0.91%	0.91%	33.73%
(0.07)	6.80	(8.21)%	50,653	1.36%	1.36	%(c)	0.80%	0.80%	55.87%
(0.13)	7.47	19.40%	71,607	1.40%	1.40%		0.73%	0.73%	54.34%
(0.04)	6.38	(21.25)%	70,535	1.37%	1.37%		1.39%	1.39%	96.24%
(0.34)	8.16	(21.72)%	125,286	1.25%	1.25%		0.55%	0.55%	143.40%

-	9.48	16.75%	16	14.20%	2.51	%(c)	(12.08)%	(0.39)%	24.58%
(0.05)	8.12	21.58%	12	13.40%	2.51	%(c)	(11.07)%	(0.18)%	33.73%
(0.07)	6.72	(9.29)%	15	13.56%	2.50	%(c)	(11.29)%	(0.23)%	55.87%

(0.01)	9.48	17.21%	150	3.57%	1.76	%(c)	(1.10)%	0.71%	24.58%
(0.09)	8.10	21.21%	163	2.50%	1.75	%(c)	0.18%	0.93%	33.73%
(0.07)	6.76	(8.75)%	122	3.46%	1.75	%(c)	(1.12)%	0.59%	55.87%

FINANCIAL HIGHLIGHTS	47

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Information Technology Fund
Class S
Period ended March 31, 2013†	$10.72	$-	$(0.17)	$(0.17)	$-	$-
Year ended September 30, 2012	8.22	(0.02)	2.52	2.50	-	-
Year ended September 30, 2011	8.05	(0.04)	0.21	0.17	-	-
Year ended September 30, 2010	7.79	(0.05)	0.35	0.30	(0.04)	-
Year ended September 30, 2009	7.86	(0.01)	(0.06)	(0.07)	-	-
Year ended September 30, 2008	11.02	(0.04)	(3.12)	(3.16)	-	-
Class C
Period ended March 31, 2013†	10.49	(0.06)	(0.18)	(0.24)	-	-
Year ended September 30, 2012	8.13	(0.13)	2.49	2.36	-	-
Year ended September 30, 2011	8.05	(0.13)	0.21	0.08	-	-
Class A
Period ended March 31, 2013†	10.65	(0.02)	(0.19)	(0.21)	-	-
Year ended September 30, 2012	8.20	(0.06)	2.51	2.45	-	-
Year ended September 30, 2011	8.05	(0.05)	0.20	0.15	-	-
ICON Materials Fund
Class S
Period ended March 31, 2013†	11.12	0.05	0.84	0.89	(0.18)	-
Year ended September 30, 2012	9.00	0.11	2.11	2.22	(0.10)	-
Year ended September 30, 2011	10.06	0.08	(1.08)	(1.00)	(0.06)	-
Year ended September 30, 2010	8.93	0.05	1.18	1.23	(0.10)	-
Year ended September 30, 2009	9.81	0.11	(0.91)	(0.80)	(0.08)	-
Year ended September 30, 2008	15.39	0.08	(3.23)	(3.15)	(0.06)	(2.37)
Class C
Period ended March 31, 2013†	10.94	(0.01)	0.84	0.83	(0.04)	-
Year ended September 30, 2012	8.92	- (d)	2.08	2.08	(0.06)	-
Year ended September 30, 2011	10.06	(0.03)	(1.05)	(1.08)	(0.06)	-
Class A
Period ended March 31, 2013†	11.07	0.03	0.83	0.86	(0.14)	-
Year ended September 30, 2012	8.97	0.08	2.10	2.18	(0.08)	-
Year ended September 30, 2011	10.06	0.05	(1.08)	(1.03)	(0.06)	-

48	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation and transfer agent earnings credits	After expense limitation and transfer agent earnings credits		Before expense limitation and transfer agent earnings credits	After expense limitation and transfer agent earnings credits	Portfolio turnover rate(b)

$-	$10.55	(1.59)%	$75,397	1.32%	1.32	%(c)	0.05%	0.05%	29.91%
-	10.72	30.41%	83,330	1.34%	1.34	%(c)	(0.20)%	(0.20)%	35.22%
-	8.22	2.11%	61,081	1.34%	1.34	%(c)	(0.40)%	(0.40)%	44.84%
(0.04)	8.05	3.91%	77,269	1.37%	1.37%		(0.58)%	(0.58)%	68.32%
-	7.79	(0.89)%	119,250	1.38%	1.38%		(0.09)%	(0.09)%	89.87%
-	7.86	(28.68)%	178,450	1.24%	1.24%		(0.41)%	(0.41)%	171.22%

-	10.25	(2.29)%	251	3.20%	2.50	%(c)	(1.83)%	(1.13)%	29.91%
-	10.49	29.03%	294	4.46%	2.50	%(c)	(3.22)%	(1.26)%	35.22%
-	8.13	0.99%	1	115.00%	2.51	%(c)	(113.96)%	(1.47)%	44.84%

-	10.44	(1.97)%	158	1.88%	1.75	%(c)	(0.50)%	(0.37)%	29.91%
-	10.65	29.88%	1,400	2.87%	1.75	%(c)	(1.71)%	(0.59)%	35.22%
-	8.20	1.86%	1	215.56%	1.75	%(c)	(214.36)%	(0.55)%	44.84%

(0.18)	11.83	8.10%	40,985	1.43%	1.43	%(c)	0.86%	0.86%	32.57%
(0.10)	11.12	24.85%	41,627	1.39%	1.39	%(c)	1.00%	1.00%	40.89%
(0.06)	9.00	(10.07)%	59,068	1.33%	1.33	%(c)	0.73%	0.73%	62.97%
(0.10)	10.06	13.92%	87,856	1.38%	1.38%		0.54%	0.54%	70.80%
(0.08)	8.93	(7.87)%	95,028	1.40%	1.40%		1.50%	1.50%	134.88%
(2.43)	9.81	(23.79)%	118,522	1.26%	1.26%		0.60%	0.60%	111.26%

(0.04)	11.73	7.58%	160	4.15%	2.51	%(c)	(1.90)%	(0.26)%	32.57%
(0.06)	10.94	23.36%	195	4.29%	2.51	%(c)	(1.82)%	(0.04)%	40.89%
(0.06)	8.92	(10.87)%	120	4.11%	2.50	%(c)	(1.91)%	(0.30)%	62.97%

(0.14)	11.79	7.88%	495	2.22%	1.76	%(c)	0.06%	0.52%	32.57%
(0.08)	11.07	24.44%	539	2.12%	1.76	%(c)	0.34%	0.70%	40.89%
(0.06)	8.97	(10.37)%	487	2.26%	1.74	%(c)	(0.07)%	0.45%	62.97%

FINANCIAL HIGHLIGHTS	49

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Utilities Fund
Class S
Period ended March 31, 2013†	$6.81	$0.11	$0.76	$0.87	$(0.11)	$-
Year ended September 30, 2012	6.29	0.20	0.55	0.75	(0.23)	-
Year ended September 30, 2011	6.15	0.24	0.31	0.55	(0.41)	-
Year ended September 30, 2010	5.66	0.19	0.44	0.63	(0.14)	-
Year ended September 30, 2009	6.34	0.14	(0.44)	(0.30)	(0.38)	-
Year ended September 30, 2008	9.20	0.14	(2.03)	(1.89)	(0.06)	(0.91)
Class C
Period ended March 31, 2013†	6.72	0.07	0.75	0.82	(0.07)	-
Year ended September 30, 2012	6.21	0.14	0.57	0.71	(0.20)	-
Year ended September 30, 2011	6.15	0.25	0.22	0.47	(0.41)	-
Class A
Period ended March 31, 2013†	6.73	0.09	0.75	0.84	(0.09)	-
Year ended September 30, 2012	6.24	0.20	0.53	0.73	(0.24)	-
Year ended September 30, 2011	6.15	0.34	0.17	0.51	(0.42)	-

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
†	Unaudited
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(c)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.
(d)	Amount less than $0.005.

The accompanying notes are an integral part of the financial statements.

50	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation and transfer agent earnings credits	After expense limitation and transfer agent earnings credits		Before expense limitation and transfer agent earnings credits	After expense limitation and transfer agent earnings credits	Portfolio turnover rate(b)

$(0.11)	$7.57	12.87%	$32,432	1.52%	1.51	%(c)	3.13%	3.14%	50.44%
(0.23)	6.81	12.01%	23,524	1.53%	1.51	%(c)	3.00%	3.02%	50.92%
(0.41)	6.29	9.16%	21,313	1.61%	1.51	%(c)	3.75%	3.85%	114.73%
(0.14)	6.15	11.16%	32,036	1.67%	1.67%		3.28%	3.28%	84.45%
(0.38)	5.66	(4.39)%	22,547	1.70%	1.70%		2.70%	2.70%	90.27%
(0.97)	6.34	(23.01)%	30,335	1.35%	1.35%		1.74%	1.74%	102.65%

(0.07)	7.47	12.34%	3,200	2.42%	2.42	%(c)	2.09%	2.09%	50.44%
(0.20)	6.72	11.53%	3,256	2.47%	2.47	%(c)	2.17%	2.17%	50.92%
(0.41)	6.21	7.77%	24	122.08%	2.50	%(c)	(115.58)%	4.00%	114.73%

(0.09)	7.48	12.76%	2,401	1.68%	1.68	%(c)	2.64%	2.64%	50.44%
(0.24)	6.73	11.81%	7,113	1.70%	1.70	%(c)	3.03%	3.03%	50.92%
(0.42)	6.24	8.56%	449	185.34%	1.75	%(c)	(178.27)%	5.32%	114.73%

FINANCIAL HIGHLIGHTS	51

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2013 (UNAUDITED)

1.  Organization

The ICON Consumer Discretionary Fund, ICON Consumer Staples Fund, ICON Energy Fund, ICON Financial Fund, ICON Healthcare Fund, ICON Industrials Fund, ICON Information Technology Fund, ICON Materials Fund, and ICON Utilities Fund are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end non-diversified investment management company. Each Fund has three classes of shares: Class S, Class C and Class A. All classes have equal rights as to earnings, assets, and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently nine other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds invest primarily in securities of companies whose principal business activities fall within specific sectors and industries. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a non-diversified sector fund may involve greater risk and volatility than a more diversified fund. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity and small market share.

52	NOTES TO FINANCIAL STATEMENTS

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be commercially remote.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers

NOTES TO FINANCIAL STATEMENTS	53

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Investments in other open-end investment companies are valued at net asset value.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are

54	NOTES TO FINANCIAL STATEMENTS

not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2013:

	Level 1	Level 2	Total
ICON Consumer Discretionary Fund*
Assets
Common Stocks	$56,359,266	$-	$56,359,266
Collateral for Securities on Loan	-	2,873,133	2,873,133
Short-Term Investments	-	753,127	753,127

Total	$56,359,266	$3,626,260	$59,985,526

ICON Consumer Staples Fund*
Assets
Common Stocks	$41,909,405	$-	$41,909,405
Short-Term Investments	-	162,186	162,186

Total	$41,909,405	$162,186	$42,071,591

ICON Energy Fund*
Assets
Common Stocks	$630,794,098	$-	$630,794,098
Collateral for Securities on Loan	-	11,453,694	11,453,694
Short-Term Investments	-	11,555,268	11,555,268

Total	$630,794,098	$23,008,962	$653,803,060

ICON Financial Fund*
Assets
Common Stocks	$41,581,756	$-	$41,581,756
Short-Term Investments	-	176,467	176,467

Total	$41,581,756	$176,467	$41,758,223

ICON Healthcare Fund*
Assets
Common Stocks	$114,740,880	$-	$114,740,880
Collateral for Securities on Loan	-	6,436,309	6,436,309
Short-Term Investments	-	1,000,015	1,000,015

Total	$114,740,880	$7,436,324	$122,177,204

NOTES TO FINANCIAL STATEMENTS	55

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

	Level 1	Level 2	Total
ICON Industrials Fund*
Assets
Common Stocks	$34,339,090	$-	$34,339,090

Total	$34,339,090	$-	$34,339,090

ICON Information Technology Fund*
Assets
Common Stocks	$76,599,870	$-	$76,599,870
Collateral for Securities on Loan	-	881,585	881,585
Short-Term Investments	-	296,822	296,822

Total	$76,599,870	$1,178,407	$77,778,277

ICON Materials Fund*
Assets
Common Stocks	$41,307,555	$-	$41,307,555
Short-Term Investments	-	792,763	792,763

Total	$41,307,555	$792,763	$42,100,318

ICON Utilities Fund*
Assets
Common Stocks	$37,834,986	$-	$37,834,986
Short-Term Investments	-	134,963	134,963

Total	$37,834,986	$134,963	$37,969,949

*	Please refer to the Schedule of Investments and the Sector/Industry Classification tables for additional security details.

There were no Level 3 securities held in any of the Funds at March 31, 2013.

For the period ended March 31, 2013, there was no transfer activity between Level 1 and Level 2. The end of period timing recognition is used for the transfers between levels of the Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a continual basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

56	NOTES TO FINANCIAL STATEMENTS

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but gives up other rights including the right to vote proxies. The Funds also receive income for the loan. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds as of March 31, 2013, is included in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS	57

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

As of March 31, 2013, the following Funds had securities with the following values on loan:

Fund	Value of Loaned Securities	Value of Collateral
ICON Consumer Discretionary Fund	$2,776,884	$2,873,133
ICON Energy Fund	10,833,699	11,453,694
ICON Healthcare Fund	6,287,012	6,436,309
ICON Information Technology Fund	867,551	881,585

The value of the collateral above could include collateral held for securities that were sold on or before March 31, 2013. It may also include collateral received from the pre-funding of loans.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four years, no examinations are in progress or anticipated at this time. The Funds are not

58	NOTES TO FINANCIAL STATEMENTS

aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are the class level expenses that are included on the Statement of Operations:

Fund	Legal Expense	Printing and Postage Expense	Transfer Agent Expense
ICON Consumer Discretionary Fund
Class S	$4,288	$7,387	$26,649
Class C	7	87	760
Class A	170	1,148	3,044

NOTES TO FINANCIAL STATEMENTS	59

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Fund	Legal Expense	Printing and Postage Expense	Transfer Agent Expense
ICON Consumer Staples Fund
Class S	$3,122	$6,328	$21,282
Class C	90	132	1,082
Class A	95	408	1,505
ICON Energy Fund
Class S	37,848	54,186	227,346
Class C	582	803	4,825
Class A	1,115	1,838	11,210
ICON Financial Fund
Class S	1,803	6,861	18,686
Class C	15	78	738
Class A	555	974	6,362
ICON Healthcare Fund
Class S	7,295	13,439	56,707
Class C	9	87	858
Class A	167	203	921
ICON Industrials Fund
Class S	2,363	6,455	20,944
Class C	1	77	705
Class A	10	281	906
ICON Information Technology Fund
Class S	5,690	10,109	38,136
Class C	20	93	893
Class A	91	319	1,444
ICON Materials Fund
Class S	2,144	7,768	23,916
Class C	10	96	885
Class A	29	240	998
ICON Utilities Fund
Class S	1,664	4,599	14,248
Class C	235	262	1,721
Class A	376	534	3,009

3.  Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% on the first $500 million of average daily net assets,

60	NOTES TO FINANCIAL STATEMENTS

0.95% on the next $250 million, 0.925% on the next $750 million, 0.90% on the next $3.5 billion, and 0.875% on average daily net assets over $5 billion.

Effective January 1, 2013, ICON Advisers has contractually agreed to limit its Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Consumer Discretionary Fund	1.74%	2.74%	1.99%
ICON Consumer Staples Fund	1.50%	2.50%	1.75%
ICON Energy Fund	1.50%	2.50%	1.75%
ICON Financial Fund	1.50%	2.50%	1.75%
ICON Healthcare Fund	1.50%	2.50%	1.75%
ICON Industrials Fund	1.50%	2.50%	1.75%
ICON Information Technology Fund	1.50%	2.50%	1.75%
ICON Materials Fund	1.50%	2.50%	1.75%
ICON Utilities Fund	1.50%	2.50%	1.75%

The Funds’ expense limitations will continue in effect until at least January 31, 2014. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2013 the following amounts were still available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2014	2015	2016
ICON Consumer Discretionary Fund	$872	$1,981	$1,038
ICON Consumer Staples Fund	2,198	6,526	748
ICON Financial Fund	1,033	2,094	873
ICON Healthcare Fund	1,752	5,340	1,959
ICON Industrials Fund	1,381	5,079	2,494
ICON Information Technology Fund	1,826	4,544	1,747
ICON Materials Fund	3,407	5,628	2,648
ICON Utilities Fund	9,160	5,758	1,020

Accounting, Custody and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the Fund accounting agent for the Funds. For its services, the Trust pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

NOTES TO FINANCIAL STATEMENTS	61

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction cusip charges and out-of-pocket expenses. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trusts’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2013, each Fund’s payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement with State Street to which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares. Under the 12b-1 Plan, Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The Class C shareholders pay an annual

62	NOTES TO FINANCIAL STATEMENTS

distribution and service fee of 1.00% of average daily net assets. The total amount paid under the 12b-1 plans, if any, by the Funds is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 86% by the Trust and 14% by ICON Advisers. For the period ended March 31, 2013, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

The Funds may reimburse ICON Advisers for legal work performed for the Funds by its attorneys outside of the advisory and administration contracts. The Board of Trustees reviews and approves such reimbursements. For the period ended March 31, 2013, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

4.  Borrowings

The Trust has entered into a Line of Credit agreement with State Street to provide temporary funding for redemption requests. The maximum borrowing is limited to $150 million. Effective March 25, 2013, interest on domestic borrowings is charged at a rate quoted and determined by State Street. Prior to March 25, 2013, interest on domestic borrowings was charged at the higher of the Federal Funds Rate effective on that day and the Overnight LIBOR Rate effective on that day plus 1.25%. The average interest rate charged for the period ended March 31, 2013 was 1.41%.

Fund	Average Borrowing (10/1/12-3/31/13)
ICON Consumer Discretionary Fund	$444,073
ICON Consumer Staples Fund	196,857
ICON Energy Fund	253,151
ICON Financial Fund	154,404
ICON Healthcare Fund	60,912
ICON Industrials Fund*	198,022
ICON Information Technology Fund	150,103
ICON Materials Fund	165,938
ICON Utilities Fund	329,422

*	Fund had outstanding borrowings under this agreement as of March 31, 2013.

NOTES TO FINANCIAL STATEMENTS	63

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5.  Purchases and Sales of Investment Securities

For the period ended March 31, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ICON Consumer Discretionary Fund	$33,662,339	$41,734,800
ICON Consumer Staples Fund	24,302,656	25,815,565
ICON Energy Fund	271,144,501	308,881,334
ICON Financial Fund	17,272,560	17,668,296
ICON Healthcare Fund	49,961,237	50,018,631
ICON Industrials Fund	8,681,288	19,392,718
ICON Information Technology Fund	23,461,253	29,859,483
ICON Materials Fund	12,551,008	15,838,951
ICON Utilities Fund	16,574,220	15,837,428

6.  Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

For the year ended September 30, 2012 the following Funds had capital loss carryforwards:

Fund	Amounts	Expires
ICON Consumer Discretionary Fund	$8,953,482	2016
	8,355,189	2017
ICON Consumer Staples Fund	297,581	2017
	1,888,341	2018
ICON Financial Fund	57,731,649	2017
	43,715,782	2018
ICON Healthcare Fund	862,678	2018
ICON Industrials Fund	7,176,499	2016
	28,045,106	2017
ICON Information Technology Fund	21,893,678	2017
	6,573,259	2018

64	NOTES TO FINANCIAL STATEMENTS

Fund	Amounts	Expires
ICON Materials Fund	$10,556,794	2017
	7,349,690	2018
ICON Utilities Fund	5,659,273	2017
	3,844,832	2018

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2012 the Funds utilized capital loss carryforwards:

Fund	Amount
ICON Consumer Discretionary Fund	$2,354,630
ICON Consumer Staples Fund	1,466,617
ICON Energy Fund	633,236
ICON Financial Fund	963,999
ICON Healthcare Fund	3,695,317
ICON Industrials Fund	4,441,797
ICON Information Technology Fund	924,174
ICON Materials Fund	2,225,845
ICON Utilities Fund	368,404

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Funds. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused.

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2012, were as follows:

	Distributions Paid from
Fund	Ordinary Income	Realized Gain/Loss	Total Distributions Paid
ICON Consumer Staples Fund	$649,734	$-	$649,734
ICON Energy Fund	4,969,470	13,290,487	18,259,957
ICON Financial Fund	210,698	-	210,698
ICON Healthcare Fund	663,361	-	663,361
ICON Industrials Fund	535,593	-	535,593
ICON Materials Fund	651,003	-	651,003
ICON Utilities Fund	1,055,447	-	1,055,447

NOTES TO FINANCIAL STATEMENTS	65

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Late Year Loss Deferral**	Capital Loss Carryover	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
ICON Consumer Discretionary Fund	$107,080	$(659,061)	$(17,308,671)	$10,507,350	$(7,353,302)
ICON Consumer Staples Fund	7,872	-	(2,185,922)	3,280,891	1,102,841
ICON Energy Fund	5,791,817	(34,213,220)	-	47,835,141	19,413,738
ICON Financial Fund	301,877	(914,723)	(101,447,431)	3,524,077	(98,536,200)
ICON Healthcare Fund	965,955	-	(862,678)	13,784,741	13,888,018
ICON Industrials Fund	420,620	(897,658)	(35,221,605)	5,155,443	(30,543,200)
ICON Information Technology Fund	-	(1,346,823)	(28,466,937)	19,983,029	(9,830,731)
ICON Materials Fund	569,893	(524,928)	(17,906,484)	6,764,170	(11,097,349)
ICON Utilities Fund	5,200	-	(9,504,105)	2,429,212	(7,069,693)

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

**	The Funds have elected to defer certain qualified late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year.

As of March 31, 2013, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
ICON Consumer Discretionary Fund	$52,425,915	$8,162,725	$(603,114)	$7,559,611
ICON Consumer Staples Fund	37,811,183	4,479,080	(218,672)	4,260,408
ICON Energy Fund	530,964,199	125,256,560	(2,417,699)	122,838,861
ICON Financial Fund	34,907,716	6,920,159	(69,652)	6,850,507
ICON Healthcare Fund	104,613,226	19,348,703	(1,784,725)	17,563,978
ICON Industrials Fund	27,296,846	7,409,704	(367,460)	7,042,244
ICON Information Technology Fund	61,549,454	18,338,920	(2,110,097)	16,228,823
ICON Materials Fund	34,137,696	8,528,201	(565,579)	7,962,622
ICON Utilities Fund	33,294,973	4,677,544	(2,568)	4,674,976

66	NOTES TO FINANCIAL STATEMENTS

7.  Subsequent Events

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require disclosure in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	67

SIX MONTH HYPOTHETICAL EXPENSE EXAMPLE

MARCH 31, 2013 (UNAUDITED)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/1/12 – 3/31/13).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),

68	EXPENSE EXAMPLE

redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expense Paid During Period 10/1/12 - 3/31/13*	Annualized Expense Ratio 10/1/12 - 3/31/13*
Actual Expenses
ICON Consumer Discretionary Fund
Class S	$1,000	$1,088.40	$6.98	1.34%
Class C	1,000	1,081.20	14.27	2.75%
Class A	1,000	1,085.90	10.04	1.93%
ICON Consumer Staples Fund
Class S	1,000	1,101.40	7.70	1.47%
Class C	1,000	1,096.60	13.12	2.51%
Class A	1,000	1,100.30	9.22	1.76%
ICON Energy Fund
Class S	1,000	1,157.40	6.67	1.24%
Class C	1,000	1,151.00	12.33	2.30%
Class A	1,000	1,155.60	8.38	1.56%
ICON Financial Fund
Class S	1,000	1,153.30	7.73	1.44%
Class C	1,000	1,146.30	13.43	2.51%
Class A	1,000	1,152.70	9.12	1.70%
ICON Healthcare Fund
Class S	1,000	1,137.40	7.03	1.32%
Class C	1,000	1,130.60	13.28	2.50%
Class A	1,000	1,135.20	9.32	1.75%
ICON Industrials Fund
Class S	1,000	1,172.50	7.75	1.43%
Class C	1,000	1,167.50	13.56	2.51%
Class A	1,000	1,172.10	9.53	1.76%
ICON Information Technology Fund
Class S	1,000	984.10	6.53	1.32%
Class C	1,000	977.10	12.32	2.50%
Class A	1,000	980.30	8.64	1.75%
ICON Materials Fund
Class S	1,000	1,081.00	7.42	1.43%
Class C	1,000	1,075.80	12.99	2.51%
Class A	1,000	1,078.80	9.12	1.76%

EXPENSE EXAMPLE	69

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expense Paid During Period 10/1/12 - 3/31/13*	Annualized Expense Ratio 10/1/12 - 3/31/13*
ICON Utilities Fund
Class S	$1,000	$1,128.70	$8.01	1.51%
Class C	1,000	1,123.40	12.81	2.42%
Class A	1,000	1,127.60	8.91	1.68%
Hypothetical (assuming a 5% return before expenses)
ICON Consumer Discretionary Fund
Class S	1,000	1,018.25	6.74
Class C	1,000	1,011.22	13.79
Class A	1,000	1,015.31	9.70
ICON Consumer Staples Fund
Class S	1,000	1,017.60	7.39
Class C	1,000	1,012.42	12.59
Class A	1,000	1,016.16	8.85
ICON Energy Fund
Class S	1,000	1,018.75	6.24
Class C	1,000	1,013.46	11.55
Class A	1,000	1,017.15	7.85
ICON Financial Fund
Class S	1,000	1,017.75	7.24
Class C	1,000	1,012.42	12.59
Class A	1,000	1,016.45	8.55
ICON Healthcare Fund
Class S	1,000	1,018.35	6.64
Class C	1,000	1,012.47	12.54
Class A	1,000	1,016.21	8.80
ICON Industrials Fund
Class S	1,000	1,017.80	7.19
Class C	1,000	1,012.42	12.59
Class A	1,000	1,016.16	8.85
ICON Information Technology Fund
Class S	1,000	1,018.35	6.64
Class C	1,000	1,012.47	12.54
Class A	1,000	1,016.21	8.80
ICON Materials Fund
Class S	1,000	1,017.80	7.19
Class C	1,000	1,012.42	12.59
Class A	1,000	1,016.16	8.85

70	EXPENSE EXAMPLE

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expense Paid During Period 10/1/12 - 3/31/13*	Annualized Expense Ratio 10/1/12 - 3/31/13*
ICON Utilities Fund
Class S	$1,000	$1,017.40	$7.59
Class C	1,000	1,012.86	12.14
Class A	1,000	1,016.55	8.45

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

EXPENSE EXAMPLE	71

OTHER INFORMATION (UNAUDITED)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

Cost Basis Information

Effective January 1, 2012, federal law requires mutual fund companies to maintain and report a shareholder’s cost basis by tax lot, gain/loss information and holding period of covered shares to the Internal Revenue Service on Form 1099. Covered shares are mutual fund shares acquired on or after January 1, 2012. A fund is not required to maintain and report information for shares not deemed as covered.

The new law requires each fund to elect a default tax identification methodology in order to perform the required reporting. As a result, the Trust has chosen Average Cost as its default tax identification methodology. This is the method each Fund will use. However, at the time of purchase or upon the sale of covered shares, shareholders may choose a different tax identification method. Furthermore, if you purchase shares through a financial intermediary, please contact the intermediary to find out what default tax identification method they will use. We recommend that you consult your tax adviser to determine which tax identification methodology best suits your individual tax situation.

72	OTHER INFORMATION

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

OTHER INFORMATION	73

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The schedule of investments in securities of unaffiliated issuers is included in Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date    May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date    May 30, 2013

By (Signature and Title)*	/s/ Jessica A. Seidlitz
Jessica A. Seidlitz, Vice President, Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date    May 30, 2013

*	Print the name and title of each signing officer under his or her signature.

CERTIFICATIONS

I, Craig T. Callahan, certify that:

1.	I have reviewed this report on Form N-CSR of ICON Funds (the “registrant”);

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

May 30, 2013	/s/ Craig T. Callahan
Date	Craig T. Callahan President and Chief Executive Officer (Principal Executive Officer)

CERTIFICATIONS

I, Jessica A. Seidlitz, certify that:

1.	I have reviewed this report on Form N-CSR of ICON Funds (the “registrant”);

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

May 30, 2013	/s/ Jessica A. Seidlitz
Date	Jessica A. Seidlitz Vice President, Treasurer (Principal Financial Officer and Principal Accounting Officer)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. § 1350, and accompanies the report on Form N-CSR for the period ended March 31, 2013 of ICON Funds (the “Registrant”).

I, Craig T. Callahan, the Principal Executive Officer of the Registrant, certify that, to the best of my knowledge:

1.	the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d)); and

2.	the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

May 30, 2013

Date

/s/ Craig T. Callahan

Craig T. Callahan

President and Chief Executive Officer

(Principal Executive Officer)

This certification is being furnished solely pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as part of Form N-CSR or as a separate disclosure document. A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. § 1350, and accompanies the report on Form N-CSR for the period ended March 31, 2013 of ICON Funds (the “Registrant”).

I, Jessica A. Seidlitz, the Principal Financial Officer of the Registrant, certify that, to the best of my knowledge:

1.	the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d)); and

2.	the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

May 30, 2013

Date

/s/ Jessica A. Seidlitz

Jessica A. Seidlitz

Vice President, Treasurer

(Principal Financial Officer and Principal Accounting Officer)

This certification is being furnished solely pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as part of Form N-CSR or as a separate disclosure document. A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.